UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04417

(Investment Company Act file number)

Shelton Funds

(Exact name of registrant as specified in charter)

1125 17th Street, Suite 2550, Denver, CO 80202

(Address of principal executive offices)(Zip code)

Stephen C. Rogers

Shelton Funds

1401 Lawrence Street, Suite 1550

Denver, CO 80202

(Name and address of agent for service)

(800) 955-9988

(Registrant's telephone number, including area code)

Date of fiscal year end: August 31

Date of reporting period: September 1, 2025 - August 31, 2026

Item 1. Reports to Stockholders.

(a)

Green California Tax-Free Income Fund Tailored Shareholder Report

annual shareholder report August 31, 2026 Green California Tax-Free Income Fund Investor Class Shares ticker: CFNTX

This annual shareholder report contains important information about the Green California Tax-Free Income Fund, for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.sheltoncap.com/literature-and-forms/. You can also request this information by calling 800-955-9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Green California Tax-free Income Fund, Investor Class	$83	0.82%

What affected the Fund's performance this period?

  The 3.31% return on the Fund for the year ended 8/31/26 underperformed the 4.12% return on the Bloomberg US Municipal Index (Ticker: LMBITR).
  Of note, in the period from September 1, 2025, through calendar year end 12/31, the Fund underperformed the index 3.43% versus 3.92%.  This was a period of relatively steady interest rates, so the longer duration of the Index and resulting higher yields caused the Fund to lag.
  Adjustments to the Fund portfolio in early calendar 2026 lengthened the portfolio's duration and performance generally tracked the index for the balance of the fiscal year, a period characterized by sharply higher interest rates.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Green California Tax-free Income Fund, Investor Class
Bloomberg U.S. Municipal Index
12,500
12,000
11,500
11,000
10,500
10,000
9,500
9,000
08/31/2016
02/28/2019
08/31/2021
02/29/2024
08/31/2026

Annual Performance

Annual Performance	1 Year	5 Year	10 Year
Green California Tax-free Income Fund, Investor Class	3.31%	0.03%	0.91%
Bloomberg U.S. Municipal Index	4.12%	0.54%	1.91%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

(as of August 31, 2026)

Net Assets	$33,023,031
Total Number of Portfolio Holdings	39
Total Advisory Fees Paid	$165,526
Portfolio Turnover Rate	55%

What did the Fund invest in?

(% of Total Investments as of August 31, 2026)

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
California Educational Facilities Authority	6.7%
San Jose Financing Authority	4.8%
San Diego Public Facilities Financing Authority	4.8%
City of Los Angeles CA Wastewater System Revenue	4.7%
San Mateo Foster City Public Financing Authority	4.3%
Desert Community College District	3.8%
San Diego Unified School District	3.7%
California Community Choice Financing Authority	3.3%
East Bay Municipal Utility District Water System Revenue	3.2%
East Bay Municipal Utility District Water System Revenue	3.2%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.sheltoncap.com/literature-and-forms/.

U.S. Government Securities Fund Tailored Shareholder Report

annual Shareholder Report August 31, 2026 U.S. Government Securities Fund Investor Class Shares ticker: CAUSX

This annual shareholder report contains important information about the U.S. Government Securities Fund, for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.sheltoncap.com/literature-and-forms/. You can also request this information by calling 800‑955‑9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Government Securities Fund, Investor Class	$77	0.76%

What affected the Fund's performance this period?

  The trendline for yields in the US Government Bond market was higher throughout the fiscal year ending 8/31/26.  Volatility subsided into the calendar year end of December 2025, as the Federal Open Market Committee was data dependent with a keen focus on employment and inflation.  Softer economic data with weaker employment and three back-to-back Fed rate cuts provided stability. As a result, yields were rangebound between the starting point of 4.23% and 4.17% at the end of 2025, with a peak (+4.26%) to trough (+3.95%) of 31bps.
  After the Fed’s 3rd rate cut in December, the policy outlook in early 2026 became more hawkish.  Economic conditions showed perseverance, while inflation wouldn’t vanish.  The modest rally in US government bonds to start the fiscal year turned.
  The US Treasury (UST) market dynamics changed significantly alongside geopolitical risk.  The start of conflict in Iran on February 28, 2026 sparked volatility.  The MOVE Index, which measures bond market volatility, spiked from 64 to 115 on March 26, 2026.  After 1-day of a flight to quality, UST yields escalated rapidly from a low of 3.94%, the day prior to when the bombing began, to the annual peak of 4.75% to close the fiscal year – a +81bps move higher. Higher oil prices and its widening impact on expected inflation rises persisted for the remainder of the fiscal year.
  The shape of the US Treasury curve changed quite dramatically over the course of the fiscal year. An inverted yield curve based on market expectations initially for further rate cuts, succumbed to a steeper curve as the year went on.
  3-Year UST yields rose +83bps
  30-Year UST Bond yields rose +31bps
  The result of this volatility produced coupon-less type of returns for the Bloomberg US Treasury Index (Ticker: LUATTRUU) of +1.22% for the year ending 8/31/26.
  The Fund returned +0.28% for the period of September 1, 2025 to August 31, 2026. Despite its higher all-in yield versus the Bloomberg US Treasury Index, it’s longer duration penalized performance. Since longer dated bonds are more sensitive to interest rate moves than short-dated bonds, the Fund’s overweight positioning, concentrated on maturities over 10 years was a drag on returns, causing underperformance for the fiscal year.

Cumulative Performance

(based on a hypothetical $10,000 investment)

U.S. Government Securities Fund, Investor Class
Bloomberg U.S Aggregate Bond Index
Bloomberg U.S Treasury Index
12,000
11,500
11,000
10,500
10,000
9,500
9,000
08/31/2016
02/28/2019
08/31/2021
02/29/2024
08/31/2026

Annual Performance

Annual Performance	1 Year	5 Year	10 Year
U.S. Government Securities Fund, Investor Class	0.28%	-0.67%	0.33%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
Bloomberg U.S. Treasury Index	1.22%	-0.81%	0.79%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

(as of August 31, 2026)

Net Assets	$11,463,453
Total Number of Portfolio Holdings	20
Total Advisory Fees Paid	$0
Portfolio Turnover Rate	28%

What did the Fund invest in?

(% of Total Investments as of August 31, 2026)

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
United States Treasury Note/Bond, 09/30/2029	12.4%
United States Treasury Note/Bond, 11/15/2041	11.8%
United States Treasury Note/Bond, 04/30/2032	10.3%
United States Treasury Note/Bond, 11/15/2054	9.8%
United States Treasury Note/Bond, 03/31/2027	8.2%
United States Treasury Note/Bond, 08/15/2033	7.2%
United States Treasury Note/Bond, 10/31/2030	7.2%
United States Treasury Note/Bond, 08/15/2034	6.7%
United States Treasury Note/Bond, 08/31/2031	5.1%
United States Treasury Note/Bond, 08/15/2045	5.0%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.sheltoncap.com/literature-and-forms/.

U.S. Government Securities Fund Tailored Shareholder Report

annual Shareholder Report August 31, 2026 U.S. Government Securities Fund K Class Shares ticker: CAUKX

This annual shareholder report contains important information about the U.S. Government Securities Fund, for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.sheltoncap.com/literature-and-forms/. You can also request this information by calling 800‑955‑9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Government Securities Fund, K Class	$128	1.26%

What affected the Fund's performance this period?

  The trendline for yields in the US Government Bond market was higher throughout the fiscal year ending 8/31/26.  Volatility subsided into the calendar year end of December 2025, as the Federal Open Market Committee was data dependent with a keen focus on employment and inflation.  Softer economic data with weaker employment and three back-to-back Fed rate cuts provided stability. As a result, yields were rangebound between the starting point of 4.23% and 4.17% at the end of 2025, with a peak (+4.26%) to trough (+3.95%) of 31bps.
  After the Fed’s 3rd rate cut in December, the policy outlook in early 2026 became more hawkish.  Economic conditions showed perseverance, while inflation wouldn’t vanish.  The modest rally in US government bonds to start the fiscal year turned.
  The US Treasury (UST) market dynamics changed significantly alongside geopolitical risk.  The start of conflict in Iran on February 28, 2026 sparked volatility.  The MOVE Index, which measures bond market volatility, spiked from 64 to 115 on March 26, 2026.  After 1-day of a flight to quality, UST yields escalated rapidly from a low of 3.94%, the day prior to when the bombing began, to the annual peak of 4.75% to close the fiscal year – a +81bps move higher. Higher oil prices and its widening impact on expected inflation rises persisted for the remainder of the fiscal year.
  The shape of the US Treasury curve changed quite dramatically over the course of the fiscal year. An inverted yield curve based on market expectations initially for further rate cuts, succumbed to a steeper curve as the year went on.
  3-Year UST yields rose +83bps
  30-Year UST Bond yields rose +31bps
  The result of this volatility produced coupon-less type of returns for the Bloomberg US Treasury Index (Ticker: LUATTRUU) of +1.22% for the year ending 8/31/26.
  The Fund returned -0.23% for the period of September 1, 2025 to August 31, 2026. Despite its higher all-in yield versus the Bloomberg US Treasury Index, it’s longer duration penalized performance. Since longer dated bonds are more sensitive to interest rate moves than short-dated bonds, the Fund’s overweight positioning, concentrated on maturities over 10 years was a drag on returns, causing underperformance for the fiscal year.

Cumulative Performance

(based on a hypothetical $10,000 investment)

U.S. Government Securities Fund, K Class
Bloomberg U.S Aggregate Bond Index
Bloomberg U.S Treasury Index
12,000
11,500
11,000
10,500
10,000
9,500
9,000
08/31/2016
02/28/2019
08/31/2021
02/29/2024
08/31/2026

Annual Performance

Annual Performance	1 Year	5 Year	10 Year
U.S. Government Securities Fund, K Class	-0.23%	-1.18%	-0.18%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
Bloomberg U.S. Treasury Index	1.22%	-0.81%	0.79%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

(as of August 31, 2026)

Net Assets	$85,754
Total Number of Portfolio Holdings	20
Total Advisory Fees Paid	$0
Portfolio Turnover Rate	28%

What did the Fund invest in?

(% of Total Investments as of August 31, 2026)

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
United States Treasury Note/Bond, 09/30/2029	12.4%
United States Treasury Note/Bond, 11/15/2041	11.8%
United States Treasury Note/Bond, 04/30/2032	10.3%
United States Treasury Note/Bond, 11/15/2054	9.8%
United States Treasury Note/Bond, 03/31/2027	8.2%
United States Treasury Note/Bond, 08/15/2033	7.2%
United States Treasury Note/Bond, 10/31/2030	7.2%
United States Treasury Note/Bond, 08/15/2034	6.7%
United States Treasury Note/Bond, 08/31/2031	5.1%
United States Treasury Note/Bond, 08/15/2045	5.0%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.sheltoncap.com/literature-and-forms/.

S&P 500 Index Fund Tailored Shareholder Report

annual Shareholder Report August 31, 2026 S&P 500 Index Fund Investor Class Shares ticker: SPFIX

This annual shareholder report contains important information about the S&P 500 Index Fund, for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.sheltoncap.com/literature-and-forms/. You can also request this information by calling 800‑955‑9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P 500 Index Fund, Investor Class	$41	0.40%

What affected the Fund's performance this period?

  For the fiscal year ended August 31, 2026, the evolution of artificial intelligence (AI), including increased investment in AI-related technology and infrastructure, influenced market returns, particularly within the Information Technology sector, while conflict in the Middle East contributed to market volatility. Inflation ranged from 2.4% to 4.2% year-over-year, with higher energy prices contributing to elevated readings in the second half of the fiscal year. During the same period, the Federal Reserve reduced the federal funds rate from 4.5% at the start of the fiscal year to 3.75% by December 2025, where it remained through the end of the fiscal year. While the rate reduction was broadly considered supportive of financial markets, its impacts varied across asset classes. According to Bloomberg L.P., the Fund's correlation was 1.00 to the S&P 500 Index.
  The Information Technology GICS sector contributed the most to the Fund's total return, gaining over 34%. Within this sector, the Semiconductors & Semiconductor Equipment industry drove most of the returns, gaining over 55% for the year. Additionally, the Health Care sector was the second largest contributor, returning over 26% for the period, led by the Pharmaceuticals, Biotechnology & Life Sciences industry, which returned over 43%.
  While no GICS sector detracted from the Fund's total return for the year, the Utilities industry within the Utilities sector contributed the least, with a positive return of less than 3%, which lagged behind the other sectors. At the industry level, the Software & Services industry within the Information Technology sector detracted the most from the Fund's total return, despite a positive return of less than 1% for the year. Additionally, the Commercial & Professional Services industry within the Industrials sector lost more than 11% for the period.
  In terms of specific stock holdings, Apple, Nvidia, and Micron Technology were the top three contributors to the total return of the Fund, gaining approximately 37%, over 26%, and over 706%, respectively. Conversely, the top three detractors were Meta Platforms, Netflix, and Oracle, which lost more than 22%, 32%, and 33%, respectively, for the Fund's fiscal year.

Cumulative Performance

(based on a hypothetical $10,000 investment)

S&P 500 Index Fund, Investor Class
S&P 500 Index
50,000
40,000
30,000
20,000
10,000
0
08/31/2016
02/28/2019
08/31/2021
02/29/2024
08/31/2026

Annual Performance

Annual Performance	1 Year	5 Year	10 Year
S&P 500 Index Fund, Investor Class	19.93%	12.37%	14.95%
S&P 500 Index	20.35%	12.76%	15.35%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

(as of August 31, 2026)

Net Assets	$344,184,317
Total Number of Portfolio Holdings	503
Total Advisory Fees Paid	$801,260
Portfolio Turnover Rate	3%

What did the Fund invest in?

(% of Total Investments as of August 31, 2026)

Sector Breakdown

Technology
35.2%
Communications
16.0%
Consumer, Non-cyclical
13.4%
Financial
13.2%
Industrial
7.9%
Consumer, Cyclical
6.7%
Energy
3.5%
Utilities
2.0%
Basic Materials
1.4%
US Treasury Bills
0.7%

Top Ten Holdings	Percentage of Total Investments
NVIDIA Corp	8.0%
Apple Inc	7.0%
Microsoft Corp	5.7%
Amazon.com Inc	3.8%
Alphabet Inc - Class A	3.0%
Broadcom Inc	2.6%
Alphabet Inc - Class C	2.4%
Meta Platforms Inc	1.9%
Micron Technology Inc	1.6%
Tesla Inc	1.6%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.sheltoncap.com/literature-and-forms/.

S&P 500 Index Fund Tailored Shareholder Report

annual Shareholder Report August 31, 2026 S&P 500 Index Fund K Class Shares ticker: SPXKX

This annual shareholder report contains important information about the S&P 500 Index Fund, for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.sheltoncap.com/literature-and-forms/. You can also request this information by calling 800‑955‑9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P 500 Index Fund, K Class	$93	0.91%

What affected the Fund's performance this period?

  For the fiscal year ended August 31, 2026, the evolution of artificial intelligence (AI), including increased investment in AI-related technology and infrastructure, influenced market returns, particularly within the Information Technology sector, while conflict in the Middle East contributed to market volatility. Inflation ranged from 2.4% to 4.2% year-over-year, with higher energy prices contributing to elevated readings in the second half of the fiscal year. During the same period, the Federal Reserve reduced the federal funds rate from 4.5% at the start of the fiscal year to 3.75% by December 2025, where it remained through the end of the fiscal year. While the rate reduction was broadly considered supportive of financial markets, its impacts varied across asset classes. According to Bloomberg L.P., the Fund's correlation was 1.00 to the S&P 500 Index.
  The Information Technology GICS sector contributed the most to the Fund's total return, gaining over 34%. Within this sector, the Semiconductors & Semiconductor Equipment industry drove most of the returns, gaining over 55% for the year. Additionally, the Health Care sector was the second largest contributor, returning over 26% for the period, led by the Pharmaceuticals, Biotechnology & Life Sciences industry, which returned over 43%.
  While no GICS sector detracted from the Fund's total return for the year, the Utilities industry within the Utilities sector contributed the least, with a positive return of less than 3%, which lagged behind the other sectors. At the industry level, the Software & Services industry within the Information Technology sector detracted the most from the Fund's total return, despite a positive return of less than 1% for the year. Additionally, the Commercial & Professional Services industry within the Industrials sector lost more than 11% for the period.
  In terms of specific stock holdings, Apple, Nvidia, and Micron Technology were the top three contributors to the total return of the Fund, gaining approximately 37%, over 26%, and over 706%, respectively. Conversely, the top three detractors were Meta Platforms, Netflix, and Oracle, which lost more than 22%, 32%, and 33%, respectively, for the Fund's fiscal year.

Cumulative Performance

(based on a hypothetical $10,000 investment)

S&P 500 Index Fund, K Class
S&P 500 Index
50,000
40,000
30,000
20,000
10,000
0
08/31/2016
02/28/2019
08/31/2021
02/29/2024
08/31/2026

Annual Performance

Annual Performance	1 Year	5 Year	10 Year
S&P 500 Index Fund, K Class	19.34%	11.81%	14.38%
S&P 500 Index	20.35%	12.76%	15.35%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

(as of August 31, 2026)

Net Assets	$1,975,144
Total Number of Portfolio Holdings	503
Total Advisory Fees Paid	$4,931
Portfolio Turnover Rate	3%

What did the Fund invest in?

(% of Total Investments as of August 31, 2026)

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
NVIDIA Corp	8.0%
Apple Inc	7.0%
Microsoft Corp	5.7%
Amazon.com Inc	3.8%
Alphabet Inc - Class A	3.0%
Broadcom Inc	2.6%
Alphabet Inc - Class C	2.4%
Meta Platforms Inc	1.9%
Micron Technology Inc	1.6%
Tesla Inc	1.6%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.sheltoncap.com/literature-and-forms/.

S&P MidCap Index Fund Tailored Shareholder Report

annual Shareholder Report August 31, 2026 S&P MidCap Index Fund Investor Class Shares ticker: SPMIX

This annual shareholder report contains important information about the S&P MidCap Index Fund, for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.sheltoncap.com/literature-and-forms/. You can also request this information by calling 800‑955‑9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P MidCap Index Fund, Investor Class	$63	0.62%

What affected the Fund's performance this period?

  For the fiscal year ended August 31, 2026, the evolution of artificial intelligence (AI), including increased investment in AI-related technology and infrastructure, influenced market returns, particularly within the Information Technology sector, while conflict in the Middle East contributed to market volatility. Inflation ranged from 2.4% to 4.2% year-over-year, with higher energy prices contributing to elevated readings in the second half of the fiscal year. During the same period, the Federal Reserve reduced the federal funds rate from 4.5% at the start of the fiscal year to 3.75% by December 2025, where it remained through the end of the fiscal year. While the rate reduction was broadly considered supportive of financial markets, its impacts varied across asset classes. According to Bloomberg L.P., the Fund's correlation was 1.00 to the S&P MidCap 400 Index.
  The Information Technology GICS sector contributed the most to the Fund's total return, gaining over 65%. Within this sector, the Technology Hardware & Equipment industry drove most of the returns, gaining over 126% for the year. Additionally, the Industrials sector was the second largest contributor, returning over 11% for the period, led by the Capital Goods industry, which returned over 15%.
  Contrarily, the GICS Consumer Discretionary sector detracted the most from the Fund's total return, losing more than 6% for the year. Within this sector, the Consumer Services industry detracted the most, losing more than 10%. Additionally, the Consumer Staples sector detracted from the Fund's total return despite a positive return of over 2% for the period, brought down the most by the Household & Personal Products industry, which lost more than 30%.
  In terms of specific stock holdings, Lumentum Holdings, Flex, and Ciena were the top three contributors to the total return of the Fund, gaining over 448%, 200%, and 208%, respectively. Conversely, the top three detractors were AECOM, Sprouts Farmers Market, and Duolingo, which lost more than 45%, 41%, and 50%, respectively, for the Fund's fiscal year.

Cumulative Performance

(based on a hypothetical $10,000 investment)

S&P MidCap Index Fund, Investor Class
S&P 1500 Index
S&P MidCap 400 Index
50,000
40,000
30,000
20,000
10,000
0
08/31/2016
02/28/2019
08/31/2021
02/29/2024
08/31/2026

Annual Performance

Annual Performance	1 Year	5 Year	10 Year
S&P MidCap Index Fund, Investor Class	16.45%	7.47%	10.47%
S&P 1500 Index	20.31%	12.38%	14.98%
S&P MidCap 400 Index	17.12%	8.04%	10.84%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

(as of August 31, 2026)

Net Assets	$115,666,366
Total Number of Portfolio Holdings	398
Total Advisory Fees Paid	$444,427
Portfolio Turnover Rate	18%

What did the Fund invest in?

(% of Total Investments as of August 31, 2026)

Sector Breakdown

Industrial 22.4%
Financial 20.8%
Consumer, Non-cyclical 16.3%
Technology 11.9%
Consumer, Cyclical 11.6%
Energy 5.5%
Basic Materials 5.1%
Utilities 3.0%
Communications 2.5%
US Treasury Bills 0.9%

Top Ten Holdings	Percentage of Total Investments
Twilio Inc	1.0%
United States Treasury Bill	0.9%
Illumina Inc	0.9%
TechnipFMC PLC	0.9%
Everpure Inc	0.8%
Okta Inc	0.8%
ATI Inc	0.8%
nVent Electric PLC	0.7%
Carpenter Technology Corp	0.7%
US Foods Holding Corp	0.6%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.sheltoncap.com/literature-and-forms/.

S&P MidCap Index Fund Tailored Shareholder Report

annual Shareholder Report August 31, 2026 S&P MidCap Index Fund K Class Shares ticker: MIDKX

This annual shareholder report contains important information about the S&P MidCap Index Fund, for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.sheltoncap.com/literature-and-forms/. You can also request this information by calling 800‑955‑9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P MidCap Index Fund, K Class	$115	1.13%

What affected the Fund's performance this period?

  For the fiscal year ended August 31, 2026, the evolution of artificial intelligence (AI), including increased investment in AI-related technology and infrastructure, influenced market returns, particularly within the Information Technology sector, while conflict in the Middle East contributed to market volatility. Inflation ranged from 2.4% to 4.2% year-over-year, with higher energy prices contributing to elevated readings in the second half of the fiscal year. During the same period, the Federal Reserve reduced the federal funds rate from 4.5% at the start of the fiscal year to 3.75% by December 2025, where it remained through the end of the fiscal year. While the rate reduction was broadly considered supportive of financial markets, its impacts varied across asset classes. According to Bloomberg L.P., the Fund's correlation was 1.00 to the S&P MidCap 400 Index.
  The Information Technology GICS sector contributed the most to the Fund's total return, gaining over 65%. Within this sector, the Technology Hardware & Equipment industry drove most of the returns, gaining over 126% for the year. Additionally, the Industrials sector was the second largest contributor, returning over 11% for the period, led by the Capital Goods industry, which returned over 15%.
  Contrarily, the GICS Consumer Discretionary sector detracted the most from the Fund's total return, losing more than 6% for the year. Within this sector, the Consumer Services industry detracted the most, losing more than 10%. Additionally, the Consumer Staples sector detracted from the Fund's total return despite a positive return of over 2% for the period, brought down the most by the Household & Personal Products industry, which lost more than 30%.
  In terms of specific stock holdings, Lumentum Holdings, Flex, and Ciena were the top three contributors to the total return of the Fund, gaining over 448%, 200%, and 208%, respectively. Conversely, the top three detractors were AECOM, Sprouts Farmers Market, and Duolingo, which lost more than 45%, 41%, and 50%, respectively, for the Fund's fiscal year.

Cumulative Performance

(based on a hypothetical $10,000 investment)

S&P MidCap Index Fund, K Class
S&P 1500 Index
S&P MidCap 400 Index
50,000
40,000
30,000
20,000
10,000
0
08/31/2016
02/28/2019
08/31/2021
02/29/2024
08/31/2026

Annual Performance

Annual Performance	1 Year	5 Year	10 Year
S&P MidCap Index Fund, K Class	15.86%	6.94%	9.79%
S&P 1500 Index	20.31%	12.38%	14.98%
S&P MidCap 400 Index	17.12%	8.04%	10.84%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

(as of August 31, 2026)

Net Assets	$116,462
Total Number of Portfolio Holdings	398
Total Advisory Fees Paid	$1,432
Portfolio Turnover Rate	18%

What did the Fund invest in?

(% of Total Investments as of August 31, 2026)

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
Twilio Inc	1.0%
United States Treasury Bill	0.9%
Illumina Inc	0.9%
TechnipFMC PLC	0.9%
Everpure Inc	0.8%
Okta Inc	0.8%
ATI Inc	0.8%
nVent Electric PLC	0.7%
Carpenter Technology Corp	0.7%
US Foods Holding Corp	0.6%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.sheltoncap.com/literature-and-forms/.

Shelton Equity Income Fund Tailored Shareholder Report

annual Shareholder Report August 31, 2026 Shelton Equity Income Fund Investor Class Shares ticker: EQTIX

This annual shareholder report contains important information about the Shelton Equity Income Fund, for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.sheltoncap.com/literature-and-forms/. You can also request this information by calling 800‑955‑9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Equity Income Fund, Investor Class	$62	0.61%

What affected the Fund's performance this period?

  Positive Stock Selection: Security selection contributed positively to performance relative to the S&P 500 Index. Micron Technology (MU), Microsoft (MSFT), and Caterpillar (CAT) were the largest positive contributors to relative performance from security selection. Advanced Micro Devices (AMD), NetApp (NTAP), and Goldman Sachs (GS) also contributed positively.
  Holdings That Detracted: Positive stock selection was partially offset by negative relative contributions from Palo Alto Networks (PANW), Intuit (INTU), Intuitive Surgical (ISRG), and Applied Materials (AMAT). At the sector level, security selection in communication services and consumer discretionary detracted, while selection in financials, consumer staples, and healthcare contributed positively.
  Sector Allocation: Sector and other allocation effects detracted from performance relative to the S&P 500. The Fund’s lower weighting in information technology during the period was the largest sector allocation detractor, despite positive stock selection within that sector. Allocation effects in healthcare and industrials partially offset this drag.
  Covered Call Strategy: The Fund continued writing covered calls on individual equity holdings to generate cash flow alongside portfolio dividends. Option premiums provided a limited cushion against declines in the underlying stocks, while calls limited gains on covered shares when stock prices exceeded their strike prices. Strike prices, expiration dates, and coverage levels were actively managed to seek to balance cash flow generation with participation in equity appreciation.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Shelton Equity Income Fund, Investor Class
S&P 500 Index
CBOE S&P 500 BuyWrite Index
50,000
40,000
30,000
20,000
10,000
0
08/31/2016
02/28/2019
08/31/2021
02/29/2024
08/31/2026

Annual Performance

Annual Performance	1 Year	5 Year	10 Year
Shelton Equity Income Fund, Investor Class	15.55%	9.59%	10.50%
S&P 500 Index	20.35%	12.76%	15.35%
CBOE S&P 500 BuyWrite Index	19.31%	8.44%	7.89%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

(as of August 31, 2026)

Net Assets	$1,152,199,013
Total Number of Portfolio Holdings	182
Total Advisory Fees Paid	$4,789,281
Portfolio Turnover Rate	76%

What did the Fund invest in?

(% of Total Investments as of August 31, 2026)

Sector Breakdown

Technology
26.3%
Communications
15.7%
Consumer, Non-cyclical
13.4%
Financial
13.3%
Consumer, Cyclical
9.3%
Industrial
6.6%
Funds
4.9%
Energy
3.7%
US Treasury Bills
2.9%
Utilities
2.0%
Basic Materials
1.9%

Top Ten Holdings	Percentage of Total Investments
Shelton Equity Premium Income ETF	4.9%
NVIDIA Corp	3.3%
Microsoft Corp	3.2%
Apple Inc	3.1%
United States Treasury Bill	2.9%
Micron Technology Inc	2.9%
Meta Platforms Inc	2.7%
Alphabet Inc - Class A	2.5%
The Goldman Sachs Group Inc	2.4%
Arista Networks Inc	2.0%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.sheltoncap.com/literature-and-forms/.

Shelton Equity Income Fund Tailored Shareholder Report

annual Shareholder Report August 31, 2026 Shelton Equity Income Fund K Class Shares ticker: EQTKX

This annual shareholder report contains important information about the Shelton Equity Income Fund, for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.sheltoncap.com/literature-and-forms/. You can also request this information by calling 800‑955‑9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Equity Income Fund, K Class	$112	1.10%

What affected the Fund's performance this period?

  Positive Stock Selection: Security selection contributed positively to performance relative to the S&P 500 Index. Micron Technology (MU), Microsoft (MSFT), and Caterpillar (CAT) were the largest positive contributors to relative performance from security selection. Advanced Micro Devices (AMD), NetApp (NTAP), and Goldman Sachs (GS) also contributed positively.
  Holdings That Detracted: Positive stock selection was partially offset by negative relative contributions from Palo Alto Networks (PANW), Intuit (INTU), Intuitive Surgical (ISRG), and Applied Materials (AMAT). At the sector level, security selection in communication services and consumer discretionary detracted, while selection in financials, consumer staples, and healthcare contributed positively.
  Sector Allocation: Sector and other allocation effects detracted from performance relative to the S&P 500. The Fund’s lower weighting in information technology during the period was the largest sector allocation detractor, despite positive stock selection within that sector. Allocation effects in healthcare and industrials partially offset this drag.
  Covered Call Strategy: The Fund continued writing covered calls on individual equity holdings to generate cash flow alongside portfolio dividends. Option premiums provided a limited cushion against declines in the underlying stocks, while calls limited gains on covered shares when stock prices exceeded their strike prices. Strike prices, expiration dates, and coverage levels were actively managed to seek to balance cash flow generation with participation in equity appreciation.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Shelton Equity Income Fund, K Class
S&P 500 Index
CBOE S&P 500 BuyWrite Index
50,000
40,000
30,000
20,000
10,000
0
08/31/2016
02/28/2019
08/31/2021
02/29/2024
08/31/2026

Annual Performance

Annual Performance	1 Year	5 Year	10 Year
Shelton Equity Income Fund, K Class	14.95%	9.04%	9.94%
S&P 500 Index	20.35%	12.76%	15.35%
CBOE S&P 500 BuyWrite Index	19.31%	8.44%	7.89%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

(as of August 31, 2026)

Net Assets	$79,391
Total Number of Portfolio Holdings	182
Total Advisory Fees Paid	$489
Portfolio Turnover Rate	76%

What did the Fund invest in?

(% of Total Investments as of August 31, 2026)

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
Shelton Equity Premium Income ETF	4.9%
NVIDIA Corp	3.3%
Microsoft Corp	3.2%
Apple Inc	3.1%
United States Treasury Bill	2.9%
Micron Technology Inc	2.9%
Meta Platforms Inc	2.7%
Alphabet Inc - Class A	2.5%
The Goldman Sachs Group Inc	2.4%
Arista Networks Inc	2.0%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.sheltoncap.com/literature-and-forms/.

S&P SmallCap Index Fund Tailored Shareholder Report

annual Shareholder Report August 31, 2026 S&P SmallCap Index Fund Investor Class Shares ticker: SMCIX

This annual shareholder report contains important information about the S&P SmallCap Index Fund, for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.sheltoncap.com/literature-and-forms/. You can also request this information by calling 800‑955‑9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P SmallCap Index Fund, Investor Class	$88	0.86%

What affected the Fund's performance this period?

  For the fiscal year ended August 31, 2026, the evolution of artificial intelligence (AI), including increased investment in AI-related technology and infrastructure, influenced market returns, particularly within the Information Technology sector, while conflict in the Middle East contributed to market volatility. Inflation ranged from 2.4% to 4.2% year-over-year, with higher energy prices contributing to elevated readings in the second half of the fiscal year. During the same period, the Federal Reserve reduced the federal funds rate from 4.5% at the start of the fiscal year to 3.75% by December 2025, where it remained through the end of the fiscal year. While the rate reduction was broadly considered supportive of financial markets, its impacts varied across asset classes. According to Bloomberg L.P., the Fund's correlation was 1.00 to the S&P SmallCap 600 Index.
  The Information Technology GICS sector contributed the most to the Fund's total return, gaining over 61%. Within this sector, the Technology Hardware & Equipment industry drove most of the returns, gaining over 85% for the year. Additionally, the Health Care sector was the second largest contributor, returning over 31% for the period, led by the Pharmaceuticals, Biotechnology & Life Sciences industry, which returned over 51%.
  While no GICS sector detracted from the Fund's total return for the year, the Consumer Staples sector contributed the least, with a positive return of over 8%. Within this sector, the Food, Beverage & Tobacco industry detracted from the Fund's total return, losing more than 7% for the period.
  In terms of specific stock holdings, Sandisk, Semtech, and Viavi Solutions were the top three contributors to the total return of the Fund, gaining over 325%, 179%, and 347%, respectively. Conversely, the top three detractors were FMC, Stride, and Verra Mobility, which lost more than 69%, 46%, and 82%, respectively, for the Fund's fiscal year.

Cumulative Performance

(based on a hypothetical $10,000 investment)

S&P SmallCap Index Fund, Investor Class
S&P 1500 Index
S&P SmallCap 600 Index
50,000
40,000
30,000
20,000
10,000
0
08/31/2016
02/28/2019
08/31/2021
02/29/2024
08/31/2026

Annual Performance

Annual Performance	1 Year	5 Year	10 Year
S&P SmallCap Index Fund, Investor Class	23.10%	6.39%	9.91%
S&P 1500 Index	20.31%	12.38%	14.98%
S&P SmallCap 600 Index	24.14%	6.87%	10.47%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

(as of August 31, 2026)

Net Assets	$48,752,978
Total Number of Portfolio Holdings	591
Total Advisory Fees Paid	$254,683
Portfolio Turnover Rate	27%

What did the Fund invest in?

(% of Total Investments as of August 31, 2026)

Sector Breakdown

Financial
24.6%
Consumer, Non-cyclical
18.4%
Industrial
15.4%
Consumer, Cyclical
14.3%
Technology
8.8%
Energy
6.5%
Communications
4.9%
Basic Materials
4.1%
Utilities
2.0%
US Treasury Bills
1.0%

Top Ten Holdings	Percentage of Total Investments
United States Treasury Bill	1.0%
Corcept Therapeutics Inc	0.6%
Glaukos Corp	0.6%
Paycom Software Inc	0.6%
Brinker International Inc	0.5%
Match Group Inc	0.5%
Jackson Financial Inc	0.5%
Viasat Inc	0.5%
Protagonist Therapeutics Inc	0.5%
CarMax Inc	0.5%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.sheltoncap.com/literature-and-forms/.

S&P SmallCap Index Fund Tailored Shareholder Report

annual Shareholder Report August 31, 2026 S&P SmallCap Index Fund K Class Shares ticker: SMLKX

This annual shareholder report contains important information about the S&P SmallCap Index Fund, for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.sheltoncap.com/literature-and-forms/. You can also request this information by calling 800‑955‑9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P SmallCap Index Fund, K Class	$141	1.39%

What affected the Fund's performance this period?

  For the fiscal year ended August 31, 2026, the evolution of artificial intelligence (AI), including increased investment in AI-related technology and infrastructure, influenced market returns, particularly within the Information Technology sector, while conflict in the Middle East contributed to market volatility. Inflation ranged from 2.4% to 4.2% year-over-year, with higher energy prices contributing to elevated readings in the second half of the fiscal year. During the same period, the Federal Reserve reduced the federal funds rate from 4.5% at the start of the fiscal year to 3.75% by December 2025, where it remained through the end of the fiscal year. While the rate reduction was broadly considered supportive of financial markets, its impacts varied across asset classes. According to Bloomberg L.P., the Fund's correlation was 1.00 to the S&P SmallCap 600 Index.
  The Information Technology GICS sector contributed the most to the Fund's total return, gaining over 61%. Within this sector, the Technology Hardware & Equipment industry drove most of the returns, gaining over 85% for the year. Additionally, the Health Care sector was the second largest contributor, returning over 31% for the period, led by the Pharmaceuticals, Biotechnology & Life Sciences industry, which returned over 51%.
  While no GICS sector detracted from the Fund's total return for the year, the Consumer Staples sector contributed the least, with a positive return of over 8%. Within this sector, the Food, Beverage & Tobacco industry detracted from the Fund's total return, losing more than 7% for the period.
  In terms of specific stock holdings, Sandisk, Semtech, and Viavi Solutions were the top three contributors to the total return of the Fund, gaining over 325%, 179%, and 347%, respectively. Conversely, the top three detractors were FMC, Stride, and Verra Mobility, which lost more than 69%, 46%, and 82%, respectively, for the Fund's fiscal year.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Shelton S&P Smallcap Index
S&P 1500 Index
S&P SmallCap 600 Index
50,000
40,000
30,000
20,000
10,000
0
08/31/2016
02/28/2019
08/31/2021
02/29/2024
08/31/2026

Annual Performance

Annual Performance	1 Year	5 Year	10 Year
Shelton S&P Smallcap Index Fund, K Class	22.51%	5.87%	9.36%
S&P 1500 Index	20.31%	12.38%	14.98%
S&P SmallCap 600 Index	24.14%	6.87%	10.47%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

(as of August 31, 2026)

Net Assets	$187,818
Total Number of Portfolio Holdings	591
Total Advisory Fees Paid	$2,317
Portfolio Turnover Rate	27%

What did the Fund invest in?

(% of Total Investments as of August 31, 2026)

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
United States Treasury Bill	1.0%
Corcept Therapeutics Inc	0.6%
Glaukos Corp	0.6%
Paycom Software Inc	0.6%
Brinker International Inc	0.5%
Match Group Inc	0.5%
Jackson Financial Inc	0.5%
Viasat Inc	0.5%
Protagonist Therapeutics Inc	0.5%
CarMax Inc	0.5%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.sheltoncap.com/literature-and-forms/.

Nasdaq-100 Index Fund Tailored Shareholder Report

annual Shareholder Report August 31, 2026 Nasdaq-100 Index Fund Investor Class Shares ticker: NASDX

This annual shareholder report contains important information about the Nasdaq-100 Index Fund, for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.sheltoncap.com/literature-and-forms/. You can also request this information by calling 800‑955‑9988 or by sending an e-mail to info@sheltoncap.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nasdaq-100 Index Fund, Investor Class	$53	0.52%

What affected the Fund's performance this period?

  For the fiscal year ended August 31, 2026, the evolution of artificial intelligence (AI), including increased investment in AI-related technology and infrastructure, influenced market returns, particularly within the Information Technology sector, while conflict in the Middle East contributed to market volatility. Inflation ranged from 2.4% to 4.2% year-over-year, with higher energy prices contributing to elevated readings in the second half of the fiscal year. During the same period, the Federal Reserve reduced the federal funds rate from 4.5% at the start of the fiscal year to 3.75% by December 2025, where it remained through the end of the fiscal year. While the rate reduction was broadly considered supportive of financial markets, its impacts varied across asset classes. According to Bloomberg L.P., the Fund's correlation was 1.00 to the Nasdaq-100 Index.
  The Information Technology GICS sector contributed the most to the Fund's total return, gaining over 51%. Within this sector, the Semiconductors & Semiconductor Equipment industry drove most of the returns, gaining over 87% for the year. Additionally, the Consumer Discretionary sector was the second largest contributor, returning over 6% for the period, led by the Consumer Discretionary Distribution & Retail industry, which returned approximately 7%.
  Contrarily, the GICS Industrials sector detracted the most from the Fund's total return, losing more than 5% for the year. Within this sector, the Commercial & Professional Services industry detracted the most, losing more than 13%. Additionally, the Real Estate Management & Development industry within the Real Estate sector lost more than 63% for the period.
  In terms of specific stock holdings, Micron Technology, Advanced Micro Devices, and Apple were the top three contributors to the total return of the Fund, gaining over 706%, over 189%, and approximately 37%, respectively. Conversely, the top three detractors were Netflix, Meta Platforms, and Intuit, which lost more than 32%, 22%, and 45%, respectively, for the Fund's fiscal year.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Shelton Nasdaq-100 Index Fund, Investor Class
Nasdaq-100 Index
S&P 500 Index
70,000
60,000
50,000
40,000
30,000
20,000
10,000
0
08/31/2016
02/28/2019
08/31/2021
02/29/2024
08/31/2026

Annual Performance

Annual Performance	1 Year	5 Year	10 Year
Nasdaq-100 Index Fund, Investor Class	26.37%	14.05%	20.31%
S&P 500 Index	20.35%	12.76%	15.35%
Nasdaq-100 Index	26.60%	14.45%	21.02%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

(as of August 31, 2026)

Net Assets	$2,064,192,509
Total Number of Portfolio Holdings	98
Total Advisory Fees Paid	$2,827,955
Portfolio Turnover Rate	15%

What did the Fund invest in?

(% of Total Investments as of August 31, 2026)

Sector Breakdown

Technology
53.2%
Communications
23.3%
Consumer, Cyclical
8.9%
Consumer, Non-cyclical
6.8%
US Treasury Bills
3.9%
Industrial
1.3%
Utilities
1.1%
Basic Materials
1.0%
Energy
0.5%

Top Ten Holdings	Percentage of Total Investments
NVIDIA Corp	8.5%
Apple Inc	7.4%
Microsoft Corp	6.0%
Micron Technology Inc	4.8%
Amazon.com Inc	4.4%
United States Treasury Bill	3.9%
Advanced Micro Devices Inc	3.4%
Alphabet Inc - Class A	3.1%
Alphabet Inc - Class C	2.9%
Broadcom Inc	2.8%

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2027 at https://sheltonfunds.com/forms-literature/ or upon request at 800‐955‐9988.

Effective April 10, 2026, Shelton Capital Management, as the Fund's investment adviser, contractually agreed to waive and/or reimburse each class of the Fund for any acquired fund fees and expenses incurred by the Fund in connection with the Fund’s investment in any exchange-traded funds advised or sub-advised by Shelton Capital Management. These fee waiver and reimbursements for the Fund shall continue until modified or discontinued by the Fund’s Board of Trustees.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.sheltoncap.com/literature-and-forms/.

Nasdaq-100 Index Fund Tailored Shareholder Report

annual Shareholder Report August 31, 2026 Nasdaq-100 Index Fund K Class Shares ticker: NDXKX

This annual shareholder report contains important information about the Nasdaq-100 Index Fund, for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.sheltoncap.com/literature-and-forms/. You can also request this information by calling 800‑955‑9988 or by sending an e-mail to info@sheltoncap.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nasdaq-100 Index Fund, K Class	$78	0.77%

What affected the Fund's performance this period?

  For the fiscal year ended August 31, 2026, the evolution of artificial intelligence (AI), including increased investment in AI-related technology and infrastructure, influenced market returns, particularly within the Information Technology sector, while conflict in the Middle East contributed to market volatility. Inflation ranged from 2.4% to 4.2% year-over-year, with higher energy prices contributing to elevated readings in the second half of the fiscal year. During the same period, the Federal Reserve reduced the federal funds rate from 4.5% at the start of the fiscal year to 3.75% by December 2025, where it remained through the end of the fiscal year. While the rate reduction was broadly considered supportive of financial markets, its impacts varied across asset classes. According to Bloomberg L.P., the Fund's correlation was 1.00 to the Nasdaq-100 Index.
  The Information Technology GICS sector contributed the most to the Fund's total return, gaining over 51%. Within this sector, the Semiconductors & Semiconductor Equipment industry drove most of the returns, gaining over 87% for the year. Additionally, the Consumer Discretionary sector was the second largest contributor, returning over 6% for the period, led by the Consumer Discretionary Distribution & Retail industry, which returned approximately 7%.
  Contrarily, the GICS Industrials sector detracted the most from the Fund's total return, losing more than 5% for the year. Within this sector, the Commercial & Professional Services industry detracted the most, losing more than 13%. Additionally, the Real Estate Management & Development industry within the Real Estate sector lost more than 63% for the period.
  In terms of specific stock holdings, Micron Technology, Advanced Micro Devices, and Apple were the top three contributors to the total return of the Fund, gaining over 706%, over 189%, and approximately 37%, respectively. Conversely, the top three detractors were Netflix, Meta Platforms, and Intuit, which lost more than 32%, 22%, and 45%, respectively, for the Fund's fiscal year.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Nasdaq-100 Index Fund, K Class
Nasdaq-100 Index
S&P 500 Index
70,000
60,000
50,000
40,000
30,000
20,000
10,000
0
08/31/2016
02/28/2019
08/31/2021
02/29/2024
08/31/2026

Annual Performance

Annual Performance	1 Year	5 Year	10 Year
Nasdaq-100 Index Fund, K Class	26.04%	13.66%	19.81%
S&P 500 Index	20.35%	12.76%	15.35%
Nasdaq-100 Index	26.60%	14.45%	21.02%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

(as of August 31, 2026)

Net Assets	$46,194,960
Total Number of Portfolio Holdings	98
Total Advisory Fees Paid	$62,094
Portfolio Turnover Rate	15%

What did the Fund invest in?

(% of Total Investments as of August 31, 2026)

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
NVIDIA Corp	8.5%
Apple Inc	7.4%
Microsoft Corp	6.0%
Micron Technology Inc	4.8%
Amazon.com Inc	4.4%
United States Treasury Bill	3.9%
Advanced Micro Devices Inc	3.4%
Alphabet Inc - Class A	3.1%
Alphabet Inc - Class C	2.9%
Broadcom Inc	2.8%

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2027 at https://sheltonfunds.com/forms-literature/ or upon request at 800‐955‐9988.

Effective April 10, 2026, Shelton Capital Management, as the Fund's investment adviser, contractually agreed to waive and/or reimburse each class of the Fund for any acquired fund fees and expenses incurred by the Fund in connection with the Fund’s investment in any exchange-traded funds advised or sub-advised by Shelton Capital Management. These fee waiver and reimbursements for the Fund shall continue until modified or discontinued by the Fund’s Board of Trustees.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.sheltoncap.com/literature-and-forms/.

Nasdaq-100 Index Fund Tailored Shareholder Report

annual Shareholder Report August 31, 2026 Nasdaq-100 Index Fund Institutional Class Shares ticker: NQQQX

This annual shareholder report contains important information about the Nasdaq-100 Index Fund, for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.sheltoncap.com/literature-and-forms/. You can also request this information by calling 800‑955‑9988 or by sending an e-mail to info@sheltoncap.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nasdaq-100 Index Fund, Institutional Class	$28	0.27%

What affected the Fund's performance this period?

  For the fiscal year ended August 31, 2026, the evolution of artificial intelligence (AI), including increased investment in AI-related technology and infrastructure, influenced market returns, particularly within the Information Technology sector, while conflict in the Middle East contributed to market volatility. Inflation ranged from 2.4% to 4.2% year-over-year, with higher energy prices contributing to elevated readings in the second half of the fiscal year. During the same period, the Federal Reserve reduced the federal funds rate from 4.5% at the start of the fiscal year to 3.75% by December 2025, where it remained through the end of the fiscal year. While the rate reduction was broadly considered supportive of financial markets, its impacts varied across asset classes. According to Bloomberg L.P., the Fund's correlation was 1.00 to the Nasdaq-100 Index.
  The Information Technology GICS sector contributed the most to the Fund's total return, gaining over 51%. Within this sector, the Semiconductors & Semiconductor Equipment industry drove most of the returns, gaining over 87% for the year. Additionally, the Consumer Discretionary sector was the second largest contributor, returning over 6% for the period, led by the Consumer Discretionary Distribution & Retail industry, which returned approximately 7%.
  Contrarily, the GICS Industrials sector detracted the most from the Fund's total return, losing more than 5% for the year. Within this sector, the Commercial & Professional Services industry detracted the most, losing more than 13%. Additionally, the Real Estate Management & Development industry within the Real Estate sector lost more than 63% for the period.
  In terms of specific stock holdings, Micron Technology, Advanced Micro Devices, and Apple were the top three contributors to the total return of the Fund, gaining over 706%, over 189%, and approximately 37%, respectively. Conversely, the top three detractors were Netflix, Meta Platforms, and Intuit, which lost more than 32%, 22%, and 45%, respectively, for the Fund's fiscal year.

Cumulative Performance

(based on a hypothetical $10,000,000 investment)

Nasdaq-100 Index Fund, Institutional Class
Nasdaq-100 Index
S&P 500 Index
25,000,000
20,000,000
15,000,000
10,000,000
5,000,000
03/07/2022
08/31/2022
02/28/2023
08/31/2023
02/29/2024
08/31/2024
02/28/2025
08/31/2025
02/28/2026
08/31/2026

Annual Performance

Annual Performance	1 Year	Since Inception (3/7/22)
Nasdaq-100 Index Fund, Institutional Class	26.67%	20.05%
S&P 500 Index	20.35%	16.04%
Nasdaq-100 Index	26.60%	20.28%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

(as of August 31, 2026)

Net Assets	$158,239,519
Total Number of Portfolio Holdings	98
Total Advisory Fees Paid	$133,285
Portfolio Turnover Rate	15%

What did the Fund invest in?

(% of Total Investments as of August 31, 2026)

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
NVIDIA Corp	8.5%
Apple Inc	7.4%
Microsoft Corp	6.0%
Micron Technology Inc	4.8%
Amazon.com Inc	4.4%
United States Treasury Bill	3.9%
Advanced Micro Devices Inc	3.4%
Alphabet Inc - Class A	3.1%
Alphabet Inc - Class C	2.9%
Broadcom Inc	2.8%

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2027 at https://sheltonfunds.com/forms-literature/ or upon request at 800‐955‐9988.

Effective April 10, 2026, Shelton Capital Management, as the Fund's investment adviser, contractually agreed to waive and/or reimburse each class of the Fund for any acquired fund fees and expenses incurred by the Fund in connection with the Fund’s investment in any exchange-traded funds advised or sub-advised by Shelton Capital Management. These fee waiver and reimbursements for the Fund shall continue until modified or discontinued by the Fund’s Board of Trustees.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.sheltoncap.com/literature-and-forms/.

Shelton Sustainable Equity Fund Tailored Shareholder Report

annual Shareholder Report August 31, 2026 Shelton Sustainable Equity Fund Investor Class Shares ticker: NEXTX

This annual shareholder report contains important information about the Shelton Sustainable Equity Fund, for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.sheltoncap.com/literature-and-forms/. You can also request this information by calling 800‑955‑9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Sustainable Equity Fund, Investor Class	$129	1.27%

What affected the Fund's performance this period?

Mid-cap stocks underperformed the broader U.S. equity market during the fiscal year, with the S&P MidCap 400 Index returning 17.12%, compared with a 20.28% return for the S&P 1500 Index. The Fund's Investor Class returned 9.55% for the period, trailing the S&P MidCap 400 Index by 7.57% and the S&P 1500 Index by 10.73%.

Sector positioning was the primary influence on the Fund’s relative performance. The Fund maintained a significant allocation to Industrials—42.3%, compared with 21.0% for the S&P MidCap 400 Index and 9.0% for the S&P 1500 Index. Industrials returned 13.4% during the period, providing positive absolute performance but lagging stronger areas of the market. The Fund’s lower allocations to Information Technology and Health Care during the period also limited participation in two of the period’s best-performing sectors. Information Technology returned 59.9%, while the Fund held 11.3% in the sector compared with 37.9% for the S&P 1500 Index. Health Care returned 29.6%, while the Fund held 3.0% compared with 9.0% for the S&P 1500 Index.

Several of the Fund’s larger holdings delivered strong results. Vertiv, Schneider Electric, CF Industries, HA Sustainable Infrastructure, Aramark, Bunge and Deere each generated substantial gains during the fiscal year. These results supported the Fund’s positive absolute return but were not sufficient to offset the effects of its sector positioning and weaker performance elsewhere in the portfolio.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Shelton Sustainable Equity Fund, Investor Class
S&P 1500 Index
S&P MidCap 400 Index
50,000
40,000
30,000
20,000
10,000
0
08/31/2016
02/28/2019
08/31/2021
02/29/2024
08/31/2026

Annual Performance

Annual Performance	1 Year	5 Year	10 Year
Shelton Sustainable Equity Fund, Investor Class	9.55%	-4.18%	11.19%
S&P 1500 Index	20.31%	12.38%	14.98%
S&P MidCap 400 Index	17.12%	8.04%	10.84%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

(as of August 31, 2026)

Net Assets	$58,283,888
Total Number of Portfolio Holdings	45
Total Advisory Fee Paid	$467,532
Portfolio Turnover Rate	4%

What did the Fund invest in?

(% of Total Investments as of August 31, 2026)

Sector Breakdown

Industrial
42.5%
Consumer, Non-cyclical
12.3%
Energy
9.6%
Consumer, Cyclical
8.6%
Basic Materials
7.8%
Utilities
7.7%
Technology
6.3%
Financial
4.9%
US Treasury Bills
0.3%

Top Ten Holdings	Percentage of Total Investments
Ormat Technologies Inc	4.1%
Gaztransport Et Technigaz SA	3.7%
Siemens AG	3.6%
Deere & Co	3.5%
First Solar Inc	3.4%
Aramark	3.4%
HA Sustainable Infrastructure Capital Inc	3.3%
Bunge Global SA	3.3%
CF Industries Holdings Inc	3.3%
Schneider Electric SE	3.2%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.sheltoncap.com/literature-and-forms/.

Shelton Sustainable Equity Fund Tailored Shareholder Report

annual Shareholder Report August 31, 2026 Shelton Sustainable Equity Fund Institutional Class Shares ticker: NEXIX

This annual shareholder report contains important information about the Shelton Sustainable Equity Fund, for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.sheltoncap.com/literature-and-forms/. You can also request this information by calling 800‑955‑9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Sustainable Equity Fund, Institutional Class	$105	1.03%

What affected the Fund's performance this period?

Mid-cap stocks underperformed the broader U.S. equity market during the fiscal year, with the S&P MidCap 400 Index returning 17.12%, compared with a 20.28% return for the S&P 1500 Index. The Fund's Institutional Class returned 9.55% for the period, trailing the S&P MidCap 400 Index by 7.57% and the S&P 1500 Index by 10.73%.

Sector positioning was the primary influence on the Fund’s relative performance. The Fund maintained a significant allocation to Industrials—42.3%, compared with 21.0% for the S&P MidCap 400 Index and 9.0% for the S&P 1500 Index. Industrials returned 13.4% during the period, providing positive absolute performance but lagging stronger areas of the market. The Fund’s lower allocations to Information Technology and Health Care during the period also limited participation in two of the period’s best-performing sectors. Information Technology returned 59.9%, while the Fund held 11.3% in the sector compared with 37.9% for the S&P 1500 Index. Health Care returned 29.6%, while the Fund held 3.0% compared with 9.0% for the S&P 1500 Index.

Several of the Fund’s larger holdings delivered strong results. Vertiv, Schneider Electric, CF Industries, HA Sustainable Infrastructure, Aramark, Bunge and Deere each generated substantial gains during the fiscal year. These results supported the Fund’s positive absolute return but were not sufficient to offset the effects of its sector positioning and weaker performance elsewhere in the portfolio.

Cumulative Performance

(based on a hypothetical $500,000 investment)

Shelton Sustainable Equity Fund, Institutional Class
S&P 1500 Index
S&P MidCap 400 Index
1,100,000
1,000,000
900,000
800,000
700,000
600,000
500,000
400,000
10/09/2022
09/30/2023
09/30/2024
09/30/2025
08/31/2026

Annual Performance

Annual Performance	1 Year	Since Inception (10/10/22)
Shelton Sustainable Equity Fund, Institutional Class	9.83%	6.83%
S&P 1500 Index	20.31%	22.70%
S&P MidCap 400 Index	17.12%	15.64%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

(as of August 31, 2026)

Net Assets	$9,132,168
Total Number of Portfolio Holdings	45
Total Advisory Fees Paid	$69,052
Portfolio Turnover Rate	4%

What did the Fund invest in?

(% of Total Investments as of August 31, 2026)

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
Ormat Technologies Inc	4.1%
Gaztransport Et Technigaz SA	3.7%
Siemens AG	3.6%
Deere & Co	3.5%
First Solar Inc	3.4%
Aramark	3.4%
HA Sustainable Infrastructure Capital Inc	3.3%
Bunge Global SA	3.3%
CF Industries Holdings Inc	3.3%
Schneider Electric SE	3.2%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.sheltoncap.com/literature-and-forms/.

The United States Treasury Trust Tailored Shareholder Report

annual Shareholder Report August 31, 2026 The United States Treasury Trust Investor Class Shares ticker: UTSXX

This annual shareholder report contains important information about The United States Treasury Trust, for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.sheltoncap.com/literature-and-forms/. You can also request this information by calling 800‑955‑9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The United States Treasury Trust, Investor Class	$89	0.87%

Key Fund Statistics

(as of August 31, 2026)

Net Assets	$22,742,336
Total Number of Portfolio Holdings	11
Total Advisory Fees Paid	$126,769

What did the Fund invest in?

(% of Total Investments as of August 31, 2026)

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
United States Treasury Bill, 10/06/2026	13.1%
United States Treasury Bill, 10/20/2026	13.1%
United States Treasury Bill, 10/01/2026	12.5%
United States Treasury Bill, 10/15/2026	12.2%
United States Treasury Bill, 09/17/2026	10.9%
United States Treasury Bill, 11/03/2026	10.5%
United States Treasury Bill, 10/27/2026	6.8%
United States Treasury Bill, 09/10/2026	6.6%
United States Treasury Bill, 09/24/2026	6.6%
United States Treasury Bill, 11/19/2026	5.7%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.sheltoncap.com/literature-and-forms/.

(b)	Not applicable.

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(b) Not applicable.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f) Pursuant to Item 19(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officer and principal financial and accounting officer. A copy of the code of ethics is available upon request, at no charge, at 1(800) 955-9988

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the Board does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) The audit committee has determined that no single independent trustee meets the criteria of "audit committee financial expert", but the collective skills of the committee are sufficient.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $145,000 for the fiscal year ended August 31, 2026 and $145,000 for the fiscal year ended August 31, 2025.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of Item 4.

(c) Tax Fees

The aggregate fees paid to the principal accountant for tax compliance, tax advice, and tax planning services rendered by the principal accountant to the Registrant were $27,300 for the fiscal year ended August 31, 2026 and $27,300 for the fiscal year ended August 31, 2025.

(d) All Other Fees

There were no other fees paid to the principal accountant for services rendered by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraphs (a)-(c) of Item 4.

(e)(1) The Registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i) pre-approval of all audit and audit-related services;

(ii) pre-approval of all non-audit related services to be provided to the Registrant by the auditors; and

(iii) pre-approval of all non-audit related services to be provided to the Registrant by the auditors to the Registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the Registrant's investment adviser and that provides ongoing services to the Registrant where the non-audit services relate directly to the operations or financial reporting of the Registrant.

(e)(2) All of the services provided to the Registrant described in paragraphs (b)-(d) of Item 4 were pre-approved by the audit committee.

(f) Not applicable.

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the Registrant and the Registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant were $0 for the fiscal year ended August 31, 2026 and $0 for the fiscal year ended August 31, 2025.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments is included in the financial statements filed under Item 7 of this Report.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

ANNUAL FINANCIAL STATEMENTS

August 31, 2026

Green California Tax-Free Income Fund
U.S. Government Securities Fund
The United States Treasury Trust
S&P 500 Index Fund
S&P MidCap Index Fund
S&P SmallCap Index Fund
Shelton Equity Income Fund
Nasdaq-100 Index Fund
Shelton Sustainable Equity Fund

Table of Contents	August 31, 2026

See accompanying notes to financial statements.

Green California Tax-Free Income FundPortfolio of Investments8/31/26

SECURITY DESCRIPTION	Par Value	Value

Municipal Bonds (93.97%)

CALIFORNIA COMMUNITY CHOICE FINANCING AUTHORITY
California Community Choice Financing Authority, 5.000%, 07/01/2035	$1,000,000	$1,071,894
CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
California Educational Facilities Authority, 5.000%, 04/01/2051	2,000,000	2,183,888
CALIFORNIA ENTERPRISE DEVELOPMENT AUTHORITY
California Enterprise Development Authority, 5.250%, 11/01/2049	500,000	525,000
CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
California Health Facilities Financing Authority, 5.000%, 08/15/2047 (mandatory tender 05/01/2031)*	500,000	542,083
California Health Facilities Financing Authority, 4.000%, 08/15/2048	1,000,000	930,720
California Health Facilities Financing Authority, 3.000%, 11/01/2039	730,000	634,368
CALIFORNIA HOUSING FINANCE AGENCY
California Housing Finance Agency, 4.950%, 08/01/2050	1,000,000	997,714
California Housing Finance Agency, 4.000%, 03/20/2033	303,642	305,824
CALIFORNIA MUNICIPAL FINANCE AUTHORITY
California Municipal Finance Authority, 5.000%, 10/01/2044	480,000	491,534
CALIFORNIA STATE PUBLIC WORKS BOARD
California State Public Works Board, 4.000%, 05/01/2036	540,000	551,554
CHAFFEY COMMUNITY COLLEGE DISTRICT
Chaffey Community College District, 5.500%, 06/01/2049	500,000	541,256
CITY OF LOS ANGELES CA WASTEWATER SYSTEM REVENUE
City of Los Angeles CA Wastewater System Revenue, 5.250%, 06/01/2047	1,500,000	1,514,095
CITY OF LOS ANGELES DEPARTMENT OF AIRPORTS
City of Los Angeles Department of Airports, 5.000%, 05/15/2048	1,000,000	1,040,662
City of Los Angeles Department of Airports, 5.250%, 05/15/2051	500,000	524,090
DESERT COMMUNITY COLLEGE DISTRICT
Desert Community College District, 4.000%, 08/01/2051	1,350,000	1,237,657
EAST BAY MUNICIPAL UTILITY DISTRICT WATER SYSTEM REVENUE
East Bay Municipal Utility District Water System Revenue, 5.000%, 06/01/2050	1,000,000	1,049,472
East Bay Municipal Utility District Water System Revenue, 5.000%, 06/01/2055	1,000,000	1,042,353
LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY SALES TAX REVENUE
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, 4.000%, 07/01/2028	500,000	500,429
LOS ANGELES UNIFIED SCHOOL DISTRICT
Los Angeles Unified School District, 5.000%, 07/01/2045	500,000	525,573
Los Angeles Unified School District, 4.000%, 07/01/2049	1,000,000	914,574
MILPITAS UNIFIED SCHOOL DISTRICT
Milpitas Unified School District, 3.000%, 08/01/2034	750,000	721,153
MT SAN ANTONIO COMMUNITY COLLEGE DISTRICT
Mt San Antonio Community College District, 5.000%, 08/01/2046	500,000	532,146
PORT OF LOS ANGELES
Port of Los Angeles, 5.000%, 08/01/2042	520,000	559,365
SACRAMENTO MUNICIPAL UTILITY DISTRICT
Sacramento Municipal Utility District, 5.000%, 11/15/2054	565,000	586,560
SAN DIEGO COUNTY REGIONAL TRANSPORTATION COMMISSION
San Diego County Regional Transportation Commission, 5.000%, 04/01/2037	500,000	551,819
SAN DIEGO PUBLIC FACILITIES FINANCING AUTHORITY
San Diego Public Facilities Financing Authority, 5.000%, 05/15/2052	1,500,000	1,544,742
SAN DIEGO UNIFIED SCHOOL DISTRICT
San Diego Unified School District, 4.000%, 07/01/2053	1,000,000	920,233
San Diego Unified School District, 4.000%, 07/01/2054	1,300,000	1,186,558
SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
San Francisco Bay Area Rapid Transit District, 5.000%, 08/01/2036	1,000,000	1,018,509
San Francisco Bay Area Rapid Transit District, 3.000%, 08/01/2050	605,000	438,289
SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION WASTEWATER REVENUE
San Francisco City & County Public Utilities Commission Wastewater Revenue, 4.000%, 10/01/2048	500,000	471,777
San Francisco City & County Public Utilities Commission Wastewater Revenue, 5.000%, 10/01/2049	1,000,000	1,040,384

See accompanying notes to financial statements.

Green California Tax-Free Income FundPortfolio of Investments (Continued)8/31/26

SECURITY DESCRIPTION	Par Value	Value
SAN JOSE FINANCING AUTHORITY
San Jose Financing Authority, 5.000%, 11/01/2052	$1,500,000	$1,552,479
SAN MATEO FOSTER CITY PUBLIC FINANCING AUTHORITY
San Mateo Foster City Public Financing Authority, 4.000%, 08/01/2044	1,500,000	1,397,599
STATE OF CALIFORNIA
State of California, 3.000%, 10/01/2028	850,000	850,031
State of California, 5.250%, 10/01/2045	500,000	534,814

Total Municipal Bonds (Cost $32,316,577)		31,031,198

Variable Rate Demand Notes** (4.18%)
Regents of the University of California Medical Center Pooled Revenue, 2.250%, 05/15/2047	300,000	300,000
San Mateo County Transit District Sales Tax Revenue, 2.300%, 06/01/2049	330,000	330,000
University of California, 2.250%, 05/15/2048	750,000	750,000
Total Variable Rate Demand Notes (Cost $1,380,094)		1,380,000

Total Investments (Cost $33,696,671) (98.15%)		$32,411,198
Other Net Assets (1.85%)		611,833
Net Assets (100.00%)		$33,023,031

*Adjustable rate security. The interest rate is fixed until the mandatory tender date shown, after which it may be reset or converted to another rate mode. The rate shown is the rate in effect at August 31, 2026.

**Variable Rate Demand Notes are debt instruments payable upon demand at par, with interest rates determined daily, weekly, or monthly by the Remarketing Agents in accordance with the offering documents. Rates shown are in effect as of August 31, 2026. Maturity dates shown are stated final maturities.

See accompanying notes to financial statements.

U.S. Government Securities FundPortfolio of Investments8/31/26

Security Description	Par Value	Value
Government National Mortgage Association (1.37%)
3.500%, 11/20/2044	$70,726	$64,494
5.000%, 03/15/2038	51,180	50,740
5.500%, 04/15/2036	33,831	34,141
6.000%, 06/15/2038	8,061	8,359
Total Government National Mortgage Association (Cost $165,565)		157,734

United States Treasury Bonds (30.47%)
2.000%, 11/15/2041	2,000,000	1,342,186
2.250%, 05/15/2041	700,000	495,141
2.875%, 08/15/2045	800,000	571,063
4.500%, 11/15/2054	1,250,000	1,110,059
Total United States Treasury Bonds (Cost $4,016,525)		3,518,449

United States Treasury Notes (65.62%)
0.625%, 03/31/2027	950,000	931,677
2.750%, 02/15/2028	150,000	146,736
3.500%, 09/30/2029	1,450,000	1,411,994
3.500%, 11/30/2030	300,000	288,715
3.750%, 08/31/2031	600,000	579,727
3.875%, 03/15/2028	200,000	198,695
3.875%, 08/15/2033	850,000	812,547
3.875%, 08/15/2034	800,000	757,875
4.000%, 04/30/2032	1,200,000	1,167,703
4.500%, 11/15/2033	475,000	471,271
4.875%, 10/31/2030	800,000	812,031
Total United States Treasury Notes (Cost $7,723,820)		7,578,971

United States Treasury Bills (0.86%)
0.000%, 10/01/2026 (Cost $99,694)	100,000	99,691

Total Investments (Cost $12,005,604) (98.32%)		$11,354,845
Other Net Assets (1.68%)		194,362
Net Assets (100.00%)		$11,549,207

The United States Treasury TrustPortfolio of Investments8/31/26

Security Description	Par Value	Value

United States Treasury Bills, DN(a) (100.29%)
09/01/2026	$500,000	$500,000
09/10/2026	1,500,000	1,498,655
09/17/2026	2,500,000	2,495,980
09/24/2026	1,500,000	1,496,528
10/01/2026	2,850,000	2,841,260
10/06/2026	3,000,000	2,989,291
10/15/2026	2,800,000	2,787,422
10/20/2026	3,000,000	2,984,848
10/27/2026	1,550,000	1,540,925
11/03/2026	2,400,000	2,384,508
11/19/2026	1,300,000	1,289,440
Total United States Treasury Bills, DN (Cost $22,808,857)		22,808,857

Total Investments (Cost $22,808,857) (100.29%)		$22,808,857
Liabilities in Excess of Other Assets (-0.29%)		(66,521)
Net Assets (100.00%)		$22,742,336

(a)Discount Note. Yield to maturity is between 3.67%-3.82%.

See accompanying notes to financial statements.

S&P 500 Index FundPortfolio of Investments8/31/26

Security Description	Shares / Par Value	Value
Common Stock (99.27%)

Basic Materials (1.45%)
Air Products and Chemicals Inc	1,178	$364,544
Albemarle Corp	650	87,731
CF Industries Holdings Inc	889	115,597
Dow Inc	3,918	119,577
Ecolab Inc	1,325	375,240
Freeport-McMoRan Inc	7,606	576,078
International Flavors & Fragrances Inc	1,414	122,071
International Paper Co	2,047	77,643
Linde PLC	2,405	1,177,440
LyondellBasell Industries NV	1,434	93,325
The Mosaic Co	1,777	42,861
Newmont Corp	5,553	700,011
Nucor Corp	1,190	297,072
PPG Industries Inc	1,246	139,764
Qnity Electronics Inc	1,156	138,061
The Sherwin-Williams Co	1,221	413,687
Steel Dynamics Inc	727	169,115
Total Basic Materials		5,009,817

Communications (15.95%)
Airbnb Inc*	1,197	219,314
Alphabet Inc - Class A	30,501	10,350,514
Alphabet Inc - Class C	24,585	8,246,055
Amazon.com Inc*	50,814	13,199,953
AppLovin Corp*	1,409	439,693
Arista Networks Inc*	5,371	1,051,051
AT&T Inc	36,415	942,784
Booking Holdings Inc	4,030	802,333
CDW Corp	745	112,927
Charter Communications Inc*	466	71,037
Ciena Corp*	738	282,506
Cisco Systems Inc	20,552	2,270,790
Comcast Corp	18,665	496,862
Corning Inc	4,061	603,993
DoorDash Inc*	2,011	466,029
eBay Inc	2,351	243,470
Expedia Group Inc	595	188,686
F5 Inc*	293	119,289
FactSet Research Systems Inc	214	67,100
Fox Corp - Class A	1,043	70,246
Fox Corp - Class B	739	44,503
Gen Digital Inc	3,034	94,054
GoDaddy Inc*	793	77,619
Meta Platforms Inc	11,377	6,511,512
Motorola Solutions Inc	861	417,843
Netflix Inc*	21,962	1,780,020
News Corp - Class A	2,235	68,637
News Corp - Class B	632	21,747
Omnicom Group Inc	1,091	95,495
Palo Alto Networks Inc*	4,203	1,606,092
Paramount Skydance Corp	1,680	18,329
Robinhood Markets Inc*	4,150	434,962
T-Mobile US Inc	2,464	444,604

Security Description	Shares / Par Value	Value
Uber Technologies Inc*	10,705	$809,833
VeriSign Inc	450	129,726
Verizon Communications Inc	21,935	1,097,189
The Walt Disney Co	9,033	971,499
Warner Bros Discovery Inc*	12,604	359,592
Total Communications		55,227,888

Consumer, Cyclical (6.74%)
Aptiv PLC*	1,195	53,488
AutoZone Inc*	86	257,247
Best Buy Co Inc	1,135	90,970
Carnival Corp Ltd	5,174	123,607
Carvana Co*	3,630	266,660
Chipotle Mexican Grill Inc*	7,004	266,362
Copart Inc*	4,851	160,034
Costco Wholesale Corp	2,308	2,178,498
Cummins Inc	718	405,239
Darden Restaurants Inc	648	138,840
Deckers Outdoor Corp*	850	74,018
Delta Air Lines Inc	3,436	268,008
Dollar General Corp	1,222	154,889
Dollar Tree Inc*	942	119,248
Domino’s Pizza Inc	191	65,333
DR Horton Inc	1,401	202,529
Fastenal Co	5,972	294,479
Ford Motor Co	10,769	150,120
General Motors Co	4,702	405,877
Genuine Parts Co	769	104,330
Hasbro Inc	771	72,551
Hilton Worldwide Holdings Inc	1,184	374,476
The Home Depot Inc	5,178	1,697,504
Las Vegas Sands Corp	1,611	70,578
Lennar Corp	1,142	96,054
Live Nation Entertainment Inc*	839	150,928
Lowe’s Cos Inc	2,913	596,291
Lululemon Athletica Inc*	632	76,004
Marriott International Inc	1,144	390,973
McDonald’s Corp	3,704	976,152
MGM Resorts International*	998	41,277
NIKE Inc	6,384	249,359
Norwegian Cruise Line Holdings Ltd*	2,490	40,189
NVR Inc*	14	88,413
O’Reilly Automotive Inc*	4,310	382,728
PACCAR Inc	2,782	345,330
PulteGroup Inc	1,032	130,362
Ralph Lauren Corp	201	69,727
Ross Stores Inc	1,722	393,546
Royal Caribbean Cruises Ltd	1,297	348,556
Southwest Airlines Co	2,739	105,534
Starbucks Corp	6,022	639,838
Tapestry Inc	1,053	129,930
Target Corp	2,407	387,238
Tesla Inc*	14,629	5,382,741
The TJX Cos Inc	5,776	773,464

Security Description	Shares / Par Value	Value
Tractor Supply Co	2,873	$100,268
Ulta Beauty Inc*	247	132,664
United Airlines Holdings Inc*	1,732	187,039
Versigent PLC*	0	0
Walmart Inc	22,802	2,391,246
Williams-Sonoma Inc	645	147,221
WW Grainger Inc	225	294,635
Wynn Resorts Ltd	526	48,013
Yum! Brands Inc	1,444	221,380
Total Consumer, Cyclical		23,311,985

Consumer, Non-Cyclical (13.38%)
Abbott Laboratories	9,045	998,206
AbbVie Inc	9,193	2,357,269
Agilent Technologies Inc	1,471	225,887
Align Technology Inc*	388	61,999
Altria Group Inc	8,686	594,817
Amgen Inc	2,801	1,204,094
Archer-Daniels-Midland Co	2,499	203,144
Automatic Data Processing Inc	2,094	599,219
Avery Dennison Corp	463	80,613
Baxter International Inc	2,886	75,036
Becton Dickinson & Co	1,433	269,562
Biogen Inc*	815	176,570
Bio-Techne Corp	889	64,284
Block Inc*	1,505	123,440
Boston Scientific Corp*	7,853	379,300
Bristol-Myers Squibb Co	10,784	720,479
Brown-Forman Corp	1,007	26,756
Bunge Global SA	781	90,760
Cardinal Health Inc	1,258	295,152
Cencora Inc	952	308,067
Centene Corp*	2,430	156,346
Charles River Laboratories International Inc*	286	82,437
Church & Dwight Co Inc	1,231	122,829
The Cigna Group	1,415	390,653
Cintas Corp	1,768	356,765
The Clorox Co	681	66,520
The Coca-Cola Co	20,138	1,785,636
Colgate-Palmolive Co	4,192	376,525
Conagra Brands Inc	2,697	43,206
Constellation Brands Inc	746	97,443
The Cooper Cos Inc*	1,104	77,379
Corpay Inc*	340	137,462
Corteva Inc	3,579	302,891
CVS Health Corp	6,724	631,451
Danaher Corp	3,330	711,155
DaVita Inc*	173	30,450
Dexcom Inc*	2,001	182,211
Edwards Lifesciences Corp*	3,018	273,884
Elevance Health Inc	1,129	443,178
Eli Lilly & Co	4,121	4,766,884
Equifax Inc	693	131,088
The Estee Lauder Cos Inc	1,319	134,934
GE HealthCare Technologies Inc	2,413	171,878

See accompanying notes to financial statements.

S&P 500 Index FundPortfolio of Investments (Continued)8/31/26

Security Description	Shares / Par Value	Value
General Mills Inc	2,825	$116,390
Gilead Sciences Inc	6,453	944,332
Global Payments Inc	1,321	120,277
HCA Healthcare Inc	807	334,461
Henry Schein Inc*	530	47,594
The Hershey Co	826	145,549
Hormel Foods Corp	1,626	35,528
Humana Inc	627	240,285
IDEXX Laboratories Inc*	410	228,243
Incyte Corp*	937	115,457
Insulet Corp*	396	58,869
Intuitive Surgical Inc*	1,842	694,176
IQVIA Holdings Inc*	925	241,601
The J M Smucker Co	588	77,122
Johnson & Johnson	12,535	3,332,430
Kenvue Inc	10,198	192,538
Keurig Dr Pepper Inc	6,378	203,203
Kimberly-Clark Corp	1,726	186,322
The Kraft Heinz Co	4,826	123,883
The Kroger Co	3,028	174,231
Labcorp Holdings Inc	468	155,685
McCormick & Co Inc	1,450	78,619
McKesson Corp	625	553,325
Medtronic PLC	6,794	615,876
Merck & Co Inc	12,910	1,907,582
Mobility Global Inc	1,591	32,297
Moderna Inc*	1,873	262,857
Molson Coors Beverage Co	992	39,442
Mondelez International Inc	6,667	413,821
Monster Beverage Corp*	7,420	340,726
Moody’s Corp	798	402,703
PayPal Holdings Inc	4,588	241,627
PepsiCo Inc	7,108	997,537
Pfizer Inc	29,575	841,705
Philip Morris International Inc	8,097	1,516,568
The Procter & Gamble Co	12,088	1,754,211
Quanta Services Inc	789	478,994
Quest Diagnostics Inc	624	149,947
Regeneron Pharmaceuticals Inc	533	425,910
ResMed Inc	794	190,639
Revvity Inc	687	88,396
Rollins Inc	1,591	57,387
S&P Global Inc	1,591	693,421
Solventum Corp*	817	74,396
STERIS PLC	557	129,580
Stryker Corp	1,823	590,287
Sysco Corp	2,627	212,997
Thermo Fisher Scientific Inc	1,954	1,205,813
Tyson Foods Inc	1,599	88,169
United Rentals Inc	325	337,350
UnitedHealth Group Inc	4,711	1,834,511
Universal Health Services Inc	324	55,187
Verisk Analytics Inc	681	131,964
Vertex Pharmaceuticals Inc*	1,344	731,835
Viatris Inc	6,761	111,624

Security Description	Shares / Par Value	Value
Waters Corp*	510	$211,461
West Pharmaceutical Services Inc	367	125,187
Zimmer Biomet Holdings Inc	1,125	112,545
Zoetis Inc	2,195	169,235
Total Consumer, Non-Cyclical		46,301,766

Energy (3.50%)
APA Corp	1,815	78,317
Baker Hughes Co	5,227	332,176
Chevron Corp	9,750	2,009,865
ConocoPhillips	6,372	844,226
Devon Energy Corp	6,208	301,150
Diamondback Energy Inc	1,031	206,695
EOG Resources Inc	2,770	401,539
EQT Corp	3,365	182,316
Expand Energy Corp	1,168	114,651
ExxonMobil Holdings Corp	21,561	3,470,243
First Solar Inc*	558	112,660
Halliburton Co	4,458	164,277
Kinder Morgan Inc	10,183	328,300
Marathon Petroleum Corp	1,534	572,673
Occidental Petroleum Corp	3,819	229,827
ONEOK Inc	3,308	317,601
Phillips 66	2,095	516,585
SLB Ltd	7,468	448,827
Targa Resources Corp	1,137	333,880
Texas Pacific Land Corp	318	119,040
Valero Energy Corp	1,544	554,172
The Williams Cos Inc	6,469	485,498
Total Energy		12,124,518

Financial (13.22%)
Aflac Inc	2,382	275,955
Alexandria Real Estate Equities Inc	870	44,622
The Allstate Corp	1,386	357,311
American Express Co	2,785	919,523
American International Group Inc	2,858	218,237
American Tower Corp	2,479	435,560
Ameriprise Financial Inc	474	262,174
Aon PLC	1,115	358,495
Apollo Global Management Inc	2,488	339,811
Arch Capital Group Ltd*	1,912	187,510
Ares Management Corp	1,091	156,198
Arthur J Gallagher & Co	1,256	329,260
Assurant Inc	289	81,458
Bank of America Corp	33,962	2,103,606
The Bank of New York Mellon Corp	3,579	577,221
Berkshire Hathaway Inc*	9,538	4,807,438
Blackrock Inc	750	866,708
Blackstone Inc	3,952	566,084
Broadridge Financial Solutions Inc	660	120,371
Brown & Brown Inc	1,313	94,759

Security Description	Shares / Par Value	Value
BXP Inc	814	$55,344
Camden Property Trust	597	63,163
Capital One Financial Corp	3,251	697,372
Cboe Global Markets Inc	585	175,617
CBRE Group Inc*	1,552	226,297
The Charles Schwab Corp	8,439	926,771
Chubb Ltd	1,891	640,293
Cincinnati Financial Corp	804	136,600
Citigroup Inc	8,872	1,167,733
Citizens Financial Group Inc	2,275	156,679
CME Group Inc	1,910	545,305
Coinbase Global Inc*	1,160	218,219
CoStar Group Inc*	2,358	75,621
Crown Castle Inc	2,404	183,041
Digital Realty Trust Inc	1,745	323,855
Equinix Inc	520	544,294
Erie Indemnity Co	143	36,545
Essex Property Trust Inc	359	101,583
Everest Group Ltd	205	76,803
Extra Space Storage Inc	1,104	155,774
Federal Realty Investment Trust	449	52,097
Fifth Third Bancorp	3,790	203,788
Franklin Templeton Inc	1,715	58,567
Globe Life Inc	464	80,119
The Goldman Sachs Group Inc	1,534	1,573,731
The Hartford Insurance Group Inc	1,450	199,201
Healthpeak Properties Inc	3,987	83,009
Host Hotels & Resorts Inc	3,326	72,939
Huntington Bancshares Inc	8,228	137,284
Interactive Brokers Group Inc	2,359	229,507
Intercontinental Exchange Inc	3,020	485,314
Invesco Ltd	2,486	81,491
Invitation Homes Inc	3,188	92,898
Iron Mountain Inc	1,538	177,408
JPMorgan Chase & Co	13,938	4,962,207
KeyCorp	4,793	103,577
Kimco Realty Corp	3,818	90,525
KKR & Co Inc	3,668	402,453
Loews Corp	878	95,079
M&T Bank Corp	761	178,028
Marsh & McLennan Cos Inc	2,506	475,639
Mastercard Inc	4,197	2,473,334
MetLife Inc	2,931	278,943
Mid-America Apartment Communities Inc	660	85,041
Morgan Stanley	6,258	1,334,957
Nasdaq Inc	2,240	220,886
Northern Trust Corp	969	179,808
The PNC Financial Services Group Inc	2,077	497,712
Principal Financial Group Inc	1,029	113,355
The Progressive Corp	3,039	662,745
Prologis Inc	4,920	688,406
Prudential Financial Inc	1,810	212,856

See accompanying notes to financial statements.

S&P 500 Index FundPortfolio of Investments (Continued)8/31/26

Security Description	Shares / Par Value	Value
Public Storage	836	$256,644
Raymond James Financial Inc	902	160,709
Realty Income Corp	4,873	298,617
Regency Centers Corp	940	70,284
Regions Financial Corp	4,645	138,793
SBA Communications Corp	594	112,658
Simon Property Group Inc	1,662	352,876
State Street Corp	1,479	283,051
Synchrony Financial	1,749	134,813
T Rowe Price Group Inc	1,114	123,966
The Travelers Cos Inc	1,124	411,305
Truist Financial Corp	6,480	321,278
UDR Inc	1,665	61,522
US Bancorp	8,085	497,874
Ventas Inc	2,377	216,711
VICI Properties Inc	2,950	75,668
Visa Inc	8,633	3,275,101
Vivmark Residential	3,927	255,775
W R Berkley Corp	1,684	113,771
Wells Fargo & Co	15,918	1,375,156
Welltower Inc	3,278	774,395
Weyerhaeuser Co	4,066	95,022
Willis Towers Watson PLC	507	171,645
Total Financial		45,769,748

Industrial (7.88%)
3M Co	2,713	466,175
A O Smith Corp	653	38,612
Allegion plc	501	77,780
Amcor PLC	1,663	76,315
AMETEK Inc	1,219	286,672
Amphenol Corp	6,394	1,013,769
Axon Enterprise Inc*	405	229,457
Ball Corp	1,523	95,903
The Boeing Co*	4,086	848,989
Builders FirstSource Inc*	606	40,238
Carrier Global Corp	4,086	237,887
Caterpillar Inc	2,395	1,909,941
CH Robinson Worldwide Inc	617	92,340
Coherent Corp*	992	275,607
Comfort Systems USA Inc	183	282,848
CRH PLC	3,499	329,921
CSX Corp	9,864	498,231
Deere & Co	1,306	855,312
Dover Corp	701	136,155
DuPont de Nemours Inc	771	103,769
Eaton Corp PLC	2,020	811,798
EMCOR Group Inc	237	174,086
Emerson Electric Co	2,923	445,582
Expeditors International of Washington Inc	697	132,186
FedEx Corp	1,149	376,183
Fedex Freight Holding Co Inc*	574	76,767
Flex Ltd*	1,912	208,886
Fortive Corp	1,682	98,969
Garmin Ltd	859	244,050

Security Description	Shares / Par Value	Value
GE Vernova Inc	1,402	$1,259,739
Generac Holdings Inc*	285	52,833
General Dynamics Corp	1,343	498,723
General Electric Co	5,455	1,831,298
Honeywell Aerospace Inc*	1,648	260,565
Honeywell International Inc	1,648	351,897
Howmet Aerospace Inc	2,081	509,741
Hubbell Inc	274	124,122
Huntington Ingalls Industries Inc	235	68,432
IDEX Corp	418	95,572
Illinois Tool Works Inc	1,398	384,967
Ingersoll Rand Inc	1,904	146,703
Jabil Inc	549	167,588
Jacobs Solutions Inc	695	103,590
JB Hunt Transport Services Inc	398	105,657
Johnson Controls International plc	3,237	447,483
Keysight Technologies Inc*	910	293,657
L3Harris Technologies Inc	990	263,588
Lennox International Inc	182	69,640
Lockheed Martin Corp	1,053	590,975
Martin Marietta Materials Inc	331	171,690
Masco Corp	1,049	75,696
Mettler-Toledo International Inc*	115	161,591
Nordson Corp	304	97,803
Norfolk Southern Corp	1,168	400,379
Northrop Grumman Corp	710	383,187
Old Dominion Freight Line Inc	974	194,761
Otis Worldwide Corp	2,138	152,076
Packaging Corp of America	499	116,736
Parker-Hannifin Corp	655	641,533
Pentair PLC	914	55,260
Republic Services Inc	1,065	235,280
Rockwell Automation Inc	578	245,321
RTX Corp	6,982	1,450,371
Smurfit Westrock PLC	2,795	131,086
Snap-on Inc	293	113,189
Stanley Black & Decker Inc	862	83,071
TE Connectivity PLC	1,526	313,212
Teledyne Technologies Inc*	260	159,367
Textron Inc	1,038	83,621
Trane Technologies PLC	1,149	510,616
TransDigm Group Inc	293	343,320
Trimble Inc*	1,310	78,521
Union Pacific Corp	3,086	927,868
United Parcel Service Inc	3,914	407,956
Veralto Corp	1,344	132,478
Vertiv Holdings Co	2,025	523,908
Vulcan Materials Co	674	181,697
Waste Management Inc	1,921	420,545
Westinghouse Air Brake Technologies Corp	886	253,334
Xylem Inc	1,318	145,125
Total Industrial		27,281,796

Security Description	Shares / Par Value	Value
Technology (35.15%)
Accenture PLC	3,200	$607,232
Adobe Inc*	2,135	625,107
Advanced Micro Devices Inc*	8,480	3,991,706
Akamai Technologies Inc*	831	90,263
Analog Devices Inc	2,541	920,198
Apple Inc	76,367	24,196,884
Applied Materials Inc	4,128	1,892,234
Autodesk Inc*	1,159	299,636
Broadcom Inc	24,629	9,121,104
Cadence Design Systems Inc*	1,415	479,374
Cognizant Technology Solutions Corp	2,736	176,691
Crowdstrike Holdings Inc*	5,244	1,211,364
Datadog Inc*	1,737	411,738
Dell Technologies Inc	1,504	685,839
Fair Isaac Corp*	125	143,401
Fidelity National Information Services Inc	2,930	119,456
Fiserv Inc*	2,773	147,829
Fortinet Inc*	3,239	553,642
Gartner Inc*	421	83,404
Hewlett Packard Enterprise Co	6,912	361,083
HP Inc	5,146	154,483
Intel Corp*	23,779	2,128,458
International Business Machines Corp	4,862	1,137,076
Intuit Inc	1,476	530,327
Jack Henry & Associates Inc	412	69,179
KLA Corp	6,795	1,192,183
Lam Research Corp	6,495	1,958,178
Leidos Holdings Inc	697	97,726
Lumentum Holdings Inc*	378	345,779
Marvell Technology Inc	4,554	963,900
Microchip Technology Inc	2,814	206,688
Micron Technology Inc	5,854	5,612,405
Microsoft Corp	38,625	19,594,076
Monolithic Power Systems Inc	253	320,746
MSCI Inc	398	227,115
NetApp Inc	1,030	190,849
NVIDIA Corp	125,992	27,816,515
NXP Semiconductors NV	1,333	299,445
ON Semiconductor Corp*	2,131	157,886
Oracle Corp	8,814	1,314,344
Palantir Technologies Inc*	11,882	2,214,567
Paychex Inc	1,773	225,774
PTC Inc*	681	106,059
QUALCOMM Inc	5,482	934,571
Roper Technologies Inc	524	222,511
Salesforce Inc	4,255	1,095,833
Sandisk Corp*	749	1,173,458
Seagate Technology Holdings PLC	1,134	939,383
ServiceNow Inc*	5,441	805,214
Skyworks Solutions Inc	824	55,216
Super Micro Computer Inc*	2,880	107,366
Synopsys Inc*	1,002	440,469

See accompanying notes to financial statements.

S&P 500 Index FundPortfolio of Investments (Continued)8/31/26

Security Description	Shares / Par Value	Value
Common Stock (99.01%)

Basic Materials (5.13%)
Alcoa Corp	8,386	$418,881
Ashland Inc	845	61,964
Axalta Coating Systems Ltd*	7,042	256,470
Cabot Corp	1,723	142,509
Carpenter Technology Corp	1,613	768,465
Cleveland-Cliffs Inc*	17,908	206,837
Coeur Mining Inc	33,575	697,689
Commercial Metals Co	3,590	242,217
Hecla Mining Co	22,118	439,485
MP Materials Corp*	4,360	238,710
NewMarket Corp	254	228,016
Olin Corp	3,695	64,293
Reliance Inc	1,656	635,987
Royal Gold Inc	2,647	692,111
RPM International Inc	4,152	432,223
Solstice Advanced Materials Inc	5,186	328,741
Westlake Corp	1,130	84,829
Total Basic Materials		5,939,427

Security Description	Shares / Par Value	Value
Take-Two Interactive Software Inc*	923	$202,783
Teradyne Inc	829	290,009
Texas Instruments Inc	4,720	1,231,495
Tyler Technologies Inc*	236	87,844
Western Digital Corp	1,763	794,320
Workday Inc*	1,059	209,100
Zebra Technologies Corp*	284	100,408
Total Technology		121,671,923

Utilities (2.00%)
The AES Corp	4,344	64,031
Alliant Energy Corp	1,436	97,619
Ameren Corp	1,535	162,725
American Electric Power Co Inc	2,835	347,089
American Water Works Co Inc	1,101	152,191
Atmos Energy Corp	820	136,227
CenterPoint Energy Inc	3,402	134,719
CMS Energy Corp	1,687	114,817
Consolidated Edison Inc	1,938	207,405
Constellation Energy Corp	1,654	454,470
Dominion Energy Inc	4,441	293,150
DTE Energy Co	1,082	146,752
Duke Energy Corp	4,119	493,909
Edison International	2,001	108,014

Security Description	Shares / Par Value	Value
Entergy Corp	2,414	$256,632
Evergy Inc	1,272	103,057
Eversource Energy	2,050	143,787
Exelon Corp	5,561	243,127
FirstEnergy Corp	2,870	131,618
NextEra Energy Inc	10,833	891,990
NiSource Inc	2,445	100,049
NRG Energy Inc	1,059	116,617
PG&E Corp	12,108	160,673
Pinnacle West Capital Corp	669	65,321
PPL Corp	4,085	139,421
Public Service Enterprise Group Inc	2,592	190,071
Sempra	3,504	286,277
The Southern Co	5,727	503,976
Vistra Corp	1,687	231,743
WEC Energy Group Inc	1,770	187,921
Xcel Energy Inc	3,208	242,814
Total Utilities		6,908,212

Total Common Stock (Cost $92,071,100)		343,607,653

United States Treasury Bills (0.66%)
United States Treasury Bill, 0.000%, B 09/17/26(a) (Cost $2,296,284)	$2,300,000	2,296,280

Security Description	Shares / Par Value	Value
Rights (0.00%)
Hologic Inc*,(b)	1,313	$0
Sycamore Partners LLC*,(b)	4,016	2,128
Total Rights (Cost $2,128)		2,128

Total Investments (Cost $94,369,512) (99.93%)		$345,906,061
Other Net Assets (0.07%)		253,400
Net Assets (100.00%)		$346,159,461

*Non-income producing security.

(a)A portion of these securities, a total of $299,517, have been pledged or segregated in connection with obligations for futures contracts.

(b)Level 3 security fair valued under procedures established by the Board of Trustees, represents 0% of the Fund’s net assets. The total value of the fair value securities is $2,128.

Futures contracts at August 31, 2026:
Contracts - $50 times premium / delivery month / commitment / exchange
S&P 500 E-MINI	Notional Amount	Value	Unrealized Appreciation
6 / SEP 2026 / Long / CME	$2,278,705	$2,309,700	$30,995

Security Description	Shares / Par Value	Value
Communications (2.52%)
Chewy Inc*	8,020	$190,876
Hims & Hers Health Inc*	6,782	200,612
InterDigital Inc	839	281,090
Maplebear Inc*	5,339	269,726
The New York Times Co	5,231	351,889
Nexstar Media Group Inc	939	171,020
Pinterest Inc*	15,635	339,436
Roku Inc*	4,257	668,051
Sirius XM Holdings Inc	6,118	172,344
Viavi Solutions Inc*	7,591	275,477
Total Communications		2,920,521

Consumer, Cyclical (11.58%)
Abercrombie & Fitch Co*	1,452	207,752
Alaska Air Group Inc*	3,616	149,449
Allison Transmission Holdings Inc	2,671	335,771
American Airlines Group Inc*	21,304	286,113
Aramark	8,509	479,142
Autoliv Inc	2,263	274,298
AutoNation Inc*	814	163,818
Bath & Body Works Inc	6,798	130,862

Security Description	Shares / Par Value	Value
BJ’s Wholesale Club Holdings Inc*	4,144	$375,654
BorgWarner Inc	6,607	423,905
Boyd Gaming Corp	1,785	138,498
Brunswick Corp	2,146	162,881
Burlington Stores Inc*	2,013	522,897
Capri Holdings Ltd*	3,426	45,395
Cava Group Inc*	2,885	189,689
Choice Hotels International Inc	417	43,101
Churchill Downs Inc	2,132	186,507
Columbia Sportswear Co	286	16,416
Core & Main Inc*	6,112	262,572
Crocs Inc*	1,626	195,738
Dick’s Sporting Goods Inc	2,003	270,605
Dolby Laboratories Inc	1,989	122,443
Dutch Bros Inc*	4,114	201,010
FirstCash Holdings Inc	1,281	274,736
Five Below Inc*	1,820	449,249
Floor & Decor Holdings Inc*	3,553	178,609
GameStop Corp*	8,628	158,583
The Gap Inc	7,538	168,173
Gentex Corp	6,859	153,436
Harley-Davidson Inc	3,416	94,282

S&P MidCap Index FundPortfolio of Investments8/31/26

See accompanying notes to financial statements.

S&P MidCap Index FundPortfolio of Investments (Continued)8/31/26

Security Description	Shares / Par Value	Value
Hilton Grand Vacations Inc*	1,024	$43,428
Hyatt Hotels Corp	1,338	223,406
KB Home	2,135	113,796
Lear Corp	1,625	203,109
Lithia Motors Inc	740	271,817
Macy’s Inc	8,608	189,032
Mattel Inc*	9,431	140,993
MSC Industrial Direct Co Inc	1,495	177,726
Murphy USA Inc	552	284,495
Ollie’s Bargain Outlet Holdings Inc*	2,046	154,309
Penske Automotive Group Inc	602	130,387
Planet Fitness Inc*	2,568	132,509
Polaris Inc	1,745	112,622
PVH Corp	1,496	110,943
RB Global Inc	6,000	507,480
RH*	534	79,646
The Scotts Miracle-Gro Co	772	46,166
SharkNinja Inc*	2,285	439,840
Somnigroup International Inc	6,858	444,056
Texas Roadhouse Inc	2,141	418,780
Thor Industries Inc	1,627	123,652
Toll Brothers Inc	3,095	443,978
Travel + Leisure Co	2,123	145,977
Vail Resorts Inc	1,186	162,375
VF Corp	10,943	147,074
Visteon Corp	891	90,722
Warner Music Group Corp	4,802	135,464
Watsco Inc	1,130	350,097
WESCO International Inc	1,574	535,787
Wingstop Inc	916	100,284
Wyndham Hotels & Resorts Inc	2,493	183,634
YETI Holdings Inc*	2,458	100,901
Total Consumer, Cyclical		13,406,069

Consumer, Non-Cyclical (16.27%)
Albertsons Cos Inc	11,469	141,642
API Group Corp*	11,987	470,490
Arrowhead Pharmaceuticals Inc*	4,460	367,459
Avantor Inc*	22,738	330,611
Avis Budget Group Inc*	150	22,124
BioMarin Pharmaceutical Inc*	6,219	405,665
Bio-Rad Laboratories Inc*	609	235,147
Booz Allen Hamilton Holding Corp	4,018	303,962
The Boston Beer Co Inc*	156	27,738
BrightSpring Health Services Inc*	5,095	297,548
The Brink’s Co	1,371	149,343
Bruker Corp	3,579	207,618
Celsius Holdings Inc*	5,176	162,785

Security Description	Shares / Par Value	Value
Chemed Corp	430	$223,045
Coca-Cola Consolidated Inc	1,830	357,893
Cytokinetics Inc*	4,049	287,115
Darling Ingredients Inc*	5,193	344,140
DENTSPLY SIRONA Inc	6,462	72,181
Elanco Animal Health Inc*	16,383	391,881
elf Beauty Inc*	2,000	218,100
Encompass Health Corp	3,257	391,524
The Ensign Group Inc	1,911	329,189
Envista Holdings Corp*	5,544	150,464
Euronet Worldwide Inc*	1,140	79,241
Exelixis Inc*	8,157	445,698
FTI Consulting Inc*	979	147,408
Globus Medical Inc*	3,677	299,197
Graham Holdings Co	110	124,178
Grand Canyon Education Inc*	850	125,911
H&R Block Inc	4,173	215,535
Haemonetics Corp*	1,554	160,171
Halozyme Therapeutics Inc*	3,807	405,407
HealthEquity Inc*	2,766	267,030
Illumina Inc*	4,873	1,041,019
Ingredion Inc	2,097	216,956
Jazz Pharmaceuticals PLC*	1,967	493,088
Krystal Biotech Inc*	846	304,019
Lantheus Holdings Inc*	2,097	211,713
LivaNova PLC*	1,836	146,531
The Marzetti Company	691	77,841
Medpace Holdings Inc*	725	430,643
Molina Healthcare Inc*	1,678	333,536
Morningstar Inc	750	164,205
Neurocrine Biosciences Inc*	3,229	497,363
Option Care Health Inc*	5,414	126,958
Paylocity Holding Corp*	1,425	228,314
Penumbra Inc*	1,266	409,045
Performance Food Group Co*	5,086	504,379
Pilgrim’s Pride Corp*	731	22,939
Post Holdings Inc*	1,378	114,870
Repligen Corp*	1,744	315,629
Roivant Sciences Ltd*	14,598	505,675
Service Corp International	4,539	370,564
Sotera Health Co*	7,770	146,853
Sprouts Farmers Market Inc*	3,052	250,386
Tenet Healthcare Corp*	2,795	743,218
Toast Inc*	15,125	515,611
TransUnion	6,289	533,999
UL Solutions Inc	2,437	181,605
United Therapeutics Corp*	1,367	697,689
US Foods Holding Corp*	7,093	743,630
Valvoline Inc*	4,116	131,959
WEX Inc*	1,130	215,355
Total Consumer, Non-Cyclical		18,833,032

Security Description	Shares / Par Value	Value
Energy (5.48%)
Antero Midstream Corp	10,945	$245,387
Antero Resources Corp*	9,621	370,216
Chord Energy Corp	1,827	268,770
CNX Resources Corp*	4,450	161,891
DT Midstream Inc	3,291	431,187
HF Sinclair Corp	4,935	501,445
Matador Resources Co	3,782	219,394
Murphy Oil Corp	4,384	159,665
Nextpower Inc*	4,845	397,435
NOV Inc	11,560	246,112
Ovintiv Inc	8,870	582,316
PBF Energy Inc	2,663	194,372
Permian Resources Corp	23,970	558,261
Range Resources Corp	7,671	316,966
TechnipFMC PLC	12,940	1,011,261
Valaris Ltd*	2,124	183,450
Viper Energy Inc	6,126	274,384
Weatherford International PLC	2,321	226,924
Total Energy		6,349,436

Financial (20.75%)
Banks (5.54%)
Associated Banc-Corp	5,294	162,049
Bank OZK	3,390	166,381
Columbia Banking System Inc	9,395	278,468
Commerce Bancshares Inc	4,187	241,632
Cullen/Frost Bankers Inc	2,038	327,853
East West Bancorp Inc	4,455	565,161
First Financial Bankshares Inc	4,219	140,197
First Horizon Corp	15,288	371,804
Flagstar Bank NA	9,983	132,874
FNB Corp	11,757	214,330
Glacier Bancorp Inc	4,062	188,111
Hancock Whitney Corp	2,614	194,717
Home BancShares Inc	5,919	174,374
International Bancshares Corp	1,751	122,850
Old National Bancorp	11,315	289,438
Pinnacle Financial Partners Inc	4,844	484,255
Prosperity Bancshares Inc	3,118	223,124
Southstate Bank Corp	3,146	329,984
Texas Capital Bancshares Inc	1,443	140,231
UMB Financial Corp	2,311	327,307
United Bankshares Inc	4,559	214,866
Valley National Bancorp	15,531	211,843
Western Alliance Bancorp	3,355	262,126
Wintrust Financial Corp	2,208	331,995
Zions Bancorp NA	4,738	315,977
		6,411,947

See accompanying notes to financial statements.

S&P MidCap Index FundPortfolio of Investments (Continued)8/31/26

Security Description	Shares / Par Value	Value
Diversified Financial Service (2.64%)
Affiliated Managers Group Inc	857	$315,539
Ally Financial Inc	9,089	383,647
Evercore Inc	1,268	363,193
Federated Hermes Inc	2,393	152,314
Hamilton Lane Inc	1,349	146,798
Houlihan Lokey Inc	1,746	232,724
Jefferies Financial Group Inc	5,268	277,308
SEI Investments Co	3,007	333,717
SLM Corp	6,074	157,742
Stifel Financial Corp	4,946	399,538
Voya Financial Inc	2,942	298,083
		3,060,603
Insurance (4.67%)
American Financial Group Inc	2,241	319,455
Brighthouse Financial Inc*	1,851	98,140
CNO Financial Group Inc	3,144	172,260
Corebridge Financial Inc	7,856	255,634
Equitable Holdings Inc	9,172	459,792
Essent Group Ltd	3,090	208,760
Fidelity National Financial Inc	8,253	383,352
First American Financial Corp	3,345	247,262
The Hanover Insurance Group Inc	1,126	254,600
Kinsale Capital Group Inc	705	263,600
MGIC Investment Corp	6,812	208,788
Old Republic International Corp	7,272	303,461
Primerica Inc	1,004	288,801
Reinsurance Group of America Inc	2,128	523,573
RenaissanceRe Holdings Ltd	1,383	453,126
RLI Corp	2,958	187,744
Ryan Specialty Holdings Inc	3,774	159,187
Selective Insurance Group Inc	1,956	178,563
Unum Group	4,770	444,659
		5,410,757
Private Equity (0.35%)
The Carlyle Group Inc	8,401	406,524

Real Estate (7.55%)
Agree Realty Corp	3,709	267,975
American Healthcare REIT Inc	5,885	324,911
American Homes 4 Rent	10,280	342,324
Annaly Capital Management Inc	23,472	537,978
Brixmor Property Group Inc	9,883	285,520
CareTrust REIT Inc	7,299	284,296
COPT Defense Properties	3,658	131,688
Cousins Properties Inc	5,488	159,097
CubeSmart	7,293	289,678

Security Description	Shares / Par Value	Value
EastGroup Properties Inc	1,723	$343,739
EPR Properties	2,597	152,470
Equity LifeStyle Properties Inc	6,275	398,149
First Industrial Realty Trust Inc	4,270	264,228
Gaming and Leisure Properties Inc	9,122	383,763
Healthcare Realty Trust Inc	11,398	217,018
Independence Realty Trust Inc	7,668	124,068
Jones Lang LaSalle Inc*	1,494	546,610
Kilroy Realty Corp	3,417	124,037
Kite Realty Group Trust	6,590	170,022
Lamar Advertising Co	2,813	419,165
NNN REIT Inc	6,262	283,042
Omega Healthcare Investors Inc	9,699	443,438
Park Hotels & Resorts Inc	6,703	102,556
Rayonier Inc	7,414	151,987
Rexford Industrial Realty Inc	7,268	269,207
Sabra Health Care REIT Inc	8,392	171,113
STAG Industrial Inc	6,229	232,030
Starwood Property Trust Inc	11,362	178,383
Sun Communities Inc	3,729	452,775
Vornado Realty Trust	5,089	190,227
WP Carey Inc	7,097	496,506
		8,738,000

Total Financial		24,027,831

Industrial (22.39%)
AAON Inc	2,191	166,450
Acuity Inc	986	327,145
Advanced Drainage Systems Inc	2,308	313,265
Advanced Energy Industries Inc	1,247	345,244
AECOM	4,139	279,093
AeroVironment Inc*	1,061	157,399
AGCO Corp	1,945	230,113
Applied Industrial Technologies Inc	1,190	385,536
AptarGroup Inc	2,103	276,797
Arrow Electronics Inc*	1,653	337,923
ATI Inc*	4,398	898,070
Avient Corp	2,965	130,638
Avnet Inc	2,670	239,125
Belden Inc	1,290	147,653
BWX Technologies Inc	2,960	450,778
Carlisle Cos Inc	1,300	450,554
Clean Harbors Inc*	1,626	512,597
CNH Industrial NV	29,177	345,164
Cognex Corp	5,360	326,746
Crane Co	1,614	330,983
Crown Holdings Inc	3,586	417,375
Curtiss-Wright Corp	1,194	695,541

Security Description	Shares / Par Value	Value
Donaldson Co Inc	3,751	$340,928
Dycom Industries Inc*	955	278,106
Eagle Materials Inc	1,017	197,562
EnerSys	1,193	219,345
Esab Corp	1,873	141,187
Exponent Inc	1,615	114,681
Fabrinet*	1,160	478,999
Flowserve Corp	4,116	325,534
Fluor Corp*	4,533	247,094
Fortune Brands Innovations Inc	3,890	172,444
GATX Corp	1,172	205,018
Graco Inc	5,369	415,722
Greif Inc	832	68,848
GXO Logistics Inc*	3,758	179,369
Hexcel Corp	2,479	229,729
IES Holdings Inc*	564	170,892
ITT Inc	2,639	528,565
Kirby Corp*	1,770	251,092
Knife River Corp*	1,835	115,055
Knight-Swift Transportation Holdings Inc	5,255	360,020
Kratos Defense & Security Solutions Inc*	5,977	304,707
Landstar System Inc	1,133	204,654
Lincoln Electric Holdings Inc	1,782	501,152
Littelfuse Inc	817	336,751
Louisiana-Pacific Corp	2,052	144,687
MasTec Inc*	1,986	476,203
The Middleby Corp*	1,350	149,634
Moog Inc	928	344,752
MSA Safety Inc	1,180	220,389
Mueller Industries Inc	7,188	448,603
Novanta Inc*	1,158	169,323
nVent Electric PLC	5,225	787,669
Oshkosh Corp	2,047	315,463
Owens Corning	2,593	358,223
RBC Bearings Inc*	1,019	503,651
Regal Rexnord Corp	2,149	340,509
Ryder System Inc	1,246	304,597
Saia Inc*	878	311,804
Sanmina Corp*	1,739	342,096
Sensata Technologies Holding PLC	4,717	193,539
Silgan Holdings Inc	2,879	119,594
Simpson Manufacturing Co Inc	1,368	249,810
Sonoco Products Co	3,238	178,576
SPX Technologies Inc*	1,643	323,260
StandardAero Inc*	6,338	155,218
Sterling Infrastructure Inc*	1,000	470,070
TD SYNNEX Corp	2,408	608,863
Terex Corp	3,803	241,529
Tetra Tech Inc	8,359	302,094
The Timken Co	2,081	250,656
The Toro Co	3,156	308,688
Trex Co Inc*	3,473	158,299
TTM Technologies Inc*	3,392	403,377

See accompanying notes to financial statements.

S&P MidCap Index FundPortfolio of Investments (Continued)8/31/26

Security Description	Shares / Par Value	Value
UFP Industries Inc	1,819	$153,742
Universal Display Corp	1,431	119,016
Valmont Industries Inc	637	299,173
Vicor Corp*	742	139,259
Vontier Corp	4,784	154,093
Watts Water Technologies Inc	903	330,272
Woodward Inc	1,919	652,115
XPO Inc*	3,801	737,356
Total Industrial		25,917,845

Technology (11.93%)
Allegro MicroSystems Inc*	4,135	149,894
Amkor Technology Inc	3,682	174,159
Appfolio Inc*	774	181,279
Bentley Systems Inc	5,041	185,257
BILL Holdings Inc*	2,855	140,552
CACI International Inc*	715	445,452
Cirrus Logic Inc*	1,651	180,801
Commvault Systems Inc*	1,338	184,002
Crane NXT Co	1,744	85,282
DigitalOcean Holdings Inc*	2,631	291,225
Docusign Inc*	6,258	414,718
Doximity Inc*	4,662	124,522
Dropbox Inc*	4,860	171,023
Duolingo Inc*	1,340	198,802
Dynatrace Inc*	9,491	518,114
Entegris Inc	4,912	664,544
Everpure Inc*	10,111	939,817
ExlService Holdings Inc*	4,921	187,392
Genpact Ltd	5,077	192,824
Guidewire Software Inc*	2,752	563,472
IPG Photonics Corp*	478	36,366
KBR Inc	4,297	161,138
Kyndryl Holdings Inc*	7,544	101,467
Lattice Semiconductor Corp*	4,469	515,454
MACOM Technology Solutions Holdings Inc*	2,107	555,890
Manhattan Associates Inc*	1,955	436,336
Maximus Inc	1,824	105,372
MKS Inc	2,175	557,322
Nutanix Inc*	8,542	585,725
Okta Inc*	5,400	934,416
Onto Innovation Inc*	1,617	432,079
Pegasystems Inc	3,176	116,909
Qualys Inc*	1,171	217,970
Rambus Inc*	3,553	308,010
Science Applications International Corp	1,388	177,969
Semtech Corp*	3,022	401,805
Silicon Laboratories Inc*	1,063	232,850
SiTime Corp*	721	407,668
Synaptics Inc*	1,265	122,351
Twilio Inc*	4,910	1,156,943
UiPath Inc*	13,907	259,644
Total Technology		13,816,815

Security Description	Shares / Par Value	Value
Utilities (2.96%)
Black Hills Corp	2,443	$175,114
Essential Utilities Inc	9,051	372,630
IDACORP Inc	1,750	238,280
National Fuel Gas Co	3,014	250,343
New Jersey Resources Corp	3,297	175,862
Northwestern Energy Group Inc	2,007	138,804
OGE Energy Corp	6,719	306,588
ONE Gas Inc	2,009	159,253
Ormat Technologies Inc	1,967	200,634
Portland General Electric Co	3,675	179,561
Southwest Gas Holdings Inc	2,137	188,761
Spire Inc	1,911	156,396
Talen Energy Corp*	1,479	437,429
TXNM Energy Inc	3,231	186,138
UGI Corp	6,905	265,497
Total Utilities		3,431,290

Total Common Stock (Cost $69,724,005)		114,642,266

United States Treasury Bills (0.95%)
United States Treasury Bill, 0.000%, B 09/17/26(a) (Cost $1,098,231)	$1,100,000	1,098,221

Total Investments (Cost $70,822,236)(99.96%)		$115,740,487
Other Net Assets (0.04%)		42,341
Net Assets (100.00%)		$115,782,828

*Non-income producing security.

(a)A portion of these securities, a total of $99,839, have been pledged or segregated in connection with obligations for futures contracts.

Futures contracts at August 31, 2026:
Contracts - $100 times premium / delivery month / commitment / exchange
S&P MidCap E-MINI	Notional Amount	Value	Unrealized Depreciation
2 / SEP 2026 / Long / CME	$765,920	$753,420	$(12,500)

See accompanying notes to financial statements.

S&P SmallCap Index FundPortfolio of Investments8/31/26

Security Description	Shares / Par Value	Value
Common Stock (99.03%)

Basic Materials (4.09%)
Arcosa Inc	1,364	$198,189
Balchem Corp	900	158,301
Celanese Corp	3,046	138,532
Centrus Energy Corp*	516	88,442
Century Aluminum Co*	1,480	67,740
The Chemours Co	4,170	64,885
Eastman Chemical Co	3,098	224,419
Element Solutions Inc	6,328	224,896
FMC Corp	1,737	20,028
Hawkins Inc	581	69,877
HB Fuller Co	1,510	82,975
Ingevity Corp*	1,000	69,290
Innospec Inc	680	63,825
Kaiser Aluminum Corp	446	70,816
Koppers Holdings Inc	307	14,082
Minerals Technologies Inc	866	61,417
Quaker Chemical Corp	376	62,341
Rogers Corp*	465	58,390
Sensient Technologies Corp	1,181	159,364
Stepan Co	584	36,564
Sylvamo Corp	904	32,472
United States Lime & Minerals Inc	291	34,376
Total Basic Materials		2,001,221

Communications (4.93%)
A10 Networks Inc	1,962	49,815
Calix Inc*	1,677	63,927
Cargurus Inc*	2,058	73,388
ePlus Inc	727	63,954
Etsy Inc*	2,609	212,190
Extreme Networks Inc*	3,543	79,682
Harmonic Inc*	2,983	35,736
HealthStream Inc	469	13,624
Iridium Communications Inc	2,919	137,135
John Wiley & Sons Inc	1,076	56,372
Liquidity Services Inc*	405	16,880
Lumen Technologies Inc*	26,251	164,069
Lyft Inc*	10,442	176,470
Match Group Inc	6,320	256,908
People Inc*	1,691	64,731
Q2 Holdings Inc*	1,736	112,909
QuinStreet Inc*	1,079	20,976
Scholastic Corp	450	17,280
Shenandoah Telecommunications Co	715	8,845
Sphere Entertainment Co*	740	100,862
Sprinklr Inc*	2,026	16,633
Telephone and Data Systems Inc	2,734	92,081
TripAdvisor Inc*	1,576	15,004
Uniti Group Inc*	4,987	49,471
Upwork Inc*	1,793	16,191
Versant Media Group Inc	3,881	159,587
Viasat Inc*	3,680	247,554

Security Description	Shares / Par Value	Value
Yelp Inc*	1,415	$31,625
Ziff Davis Inc*	1,084	59,783
Total Communications		2,413,682

Consumer, Cyclical (14.29%)
Academy Sports & Outdoors Inc	1,855	79,691
Acushnet Holdings Corp	767	66,261
Adient PLC*	2,124	40,292
Advance Auto Parts Inc	1,669	70,398
Allegiant Travel Co*	608	46,238
American Eagle Outfitters Inc	4,385	72,923
Asbury Automotive Group Inc*	512	108,237
BJ’s Restaurants Inc*	570	36,246
Boot Barn Holdings Inc*	846	127,433
Brinker International Inc*	1,162	265,514
The Buckle Inc	826	35,188
Caesars Entertainment Inc*	5,678	168,637
Callaway Golf Co*	3,887	61,065
CarMax Inc*	3,845	235,814
Carter’s Inc	1,013	32,811
Cavco Industries Inc*	215	120,213
Central Garden & Pet Co*	220	9,456
Central Garden & Pet Co - Class A*	1,400	52,094
Century Communities Inc	693	46,812
Champion Homes Inc*	1,538	137,297
The Cheesecake Factory Inc	1,275	139,600
Cinemark Holdings Inc	2,870	102,201
Dana Inc	3,124	93,658
Dauch Corp*	4,233	26,499
Dorman Products Inc*	736	94,834
Freshpet Inc*	1,357	94,800
Gentherm Inc*	848	33,318
G-III Apparel Group Ltd	1,019	33,209
The Goodyear Tire & Rubber Co*	7,832	49,107
Green Brick Partners Inc*	837	60,448
Group 1 Automotive Inc	328	88,409
HNI Corp	1,896	91,823
Installed Building Products Inc	630	152,983
Interface Inc	1,624	61,582
JetBlue Airways Corp*	8,237	37,890
Kohl’s Corp	3,087	55,010
Kontoor Brands Inc	1,422	107,233
La-Z-Boy Inc	1,125	35,595
LCI Industries	673	67,724
LGI Homes Inc*	565	31,606
Life Time Group Holdings Inc*	4,232	177,829
LKQ Corp	6,903	173,265
M/I Homes Inc*	727	108,185
Madison Square Garden Sports Corp*	500	192,365
MarineMax Inc*	339	17,689

Security Description	Shares / Par Value	Value
Marriott Vacations Worldwide Corp	760	$79,238
Meritage Homes Corp	1,858	129,001
MillerKnoll Inc	2,095	47,326
Monarch Casino & Resort Inc	331	39,869
National Vision Holdings Inc*	2,170	37,064
Newell Brands Inc	11,508	71,925
OneSpaWorld Holdings Ltd	2,836	70,418
OPENLANE Inc*	2,956	105,234
Patrick Industries Inc	925	75,591
PC Connection Inc	214	17,092
Peloton Interactive Inc*	11,396	61,083
Penn Entertainment Inc*	3,543	59,204
Phinia Inc	1,054	72,136
Pool Corp	882	164,511
PriceSmart Inc	702	119,347
Pursuit Attractions and Hospitality Inc*	598	28,704
Red Rock Resorts Inc	1,350	75,816
Resideo Technologies Inc*	3,831	74,168
Rush Enterprises Inc	1,687	129,612
Rush Street Interactive Inc*	2,863	73,751
Sabre Corp*	6,697	14,532
Sally Beauty Holdings Inc*	2,698	44,193
ScanSource Inc*	506	28,888
Shake Shack Inc*	1,109	76,399
Signet Jewelers Ltd	1,131	93,059
Six Flags Entertainment Corp*	1,392	20,950
SkyWest Inc*	1,115	105,546
Somnigroup International Inc	1	59
Sonic Automotive Inc	360	28,314
Sonos Inc*	3,362	52,447
Standard Motor Products Inc	573	21,614
Steven Madden Ltd	2,021	87,267
Under Armour Inc - Class A*	5,116	25,785
Under Armour Inc - Class C*	1,929	9,510
UniFirst Corp	403	111,470
United Parks & Resorts Inc*	638	25,526
Urban Outfitters Inc*	1,412	113,934
Versigent PLC*	1,972	93,473
Victoria’s Secret & Co*	2,152	183,802
VSE Corp	771	160,892
Warby Parker Inc*	2,768	68,093
The Wendy’s Co	4,348	36,088
Winmark Corp	81	26,950
Winnebago Industries Inc	442	13,300
Wolverine World Wide Inc	2,221	43,820
XPEL Inc*	689	33,940
Total Consumer, Cyclical		6,990,423

Consumer, Non-Cyclical (18.42%)
ABM Industries Inc	1,630	76,007

See accompanying notes to financial statements.

S&P SmallCap Index FundPortfolio of Investments (Continued)8/31/26

Security Description	Shares / Par Value	Value
Acadia Healthcare Co Inc*	2,532	$69,782
ACADIA Pharmaceuticals Inc*	3,482	100,665
Addus HomeCare Corp*	502	57,564
ADMA Biologics Inc*	3,266	30,668
ADT Inc	15,950	117,871
Alarm.com Holdings Inc*	1,387	79,836
Alignment Healthcare Inc*	4,453	59,670
Alkermes PLC*	4,593	215,825
AMN Healthcare Services Inc*	1,068	36,611
Amneal Pharmaceuticals Inc*	4,660	81,410
Amphastar Pharmaceuticals Inc*	555	12,504
The Andersons Inc	934	60,589
ANI Pharmaceuticals Inc*	551	40,361
Arcus Biosciences Inc*	2,383	69,774
Arlo Technologies Inc*	3,253	42,777
Artivion Inc*	1,321	35,654
Astrana Health Inc*	851	32,432
Azenta Inc*	1,128	36,829
BioLife Solutions Inc*	1,084	40,184
Bright Horizons Family Solutions Inc*	1,446	107,264
Cal-Maine Foods Inc	1,246	98,334
The Campbell’s Company	5,411	128,132
The Chefs’ Warehouse Inc*	1,007	113,257
Collegium Pharmaceutical Inc*	892	21,952
Conagra Brands Inc	12,963	207,667
Concentra Group Holdings Parent Inc	3,319	111,983
CONMED Corp	801	39,930
Corcept Therapeutics Inc*	2,604	295,162
CoreCivic Inc*	2,746	91,222
CorVel Corp*	868	59,788
Coty Inc*	10,045	28,628
Covista Inc*	960	127,037
Del Monte Corp	1,034	32,757
Deluxe Corp	1,412	32,617
Edgewell Personal Care Co	1,248	35,843
Enovis Corp*	1,559	38,336
EVERTEC Inc	1,694	50,193
First Advantage Corp*	2,170	45,613
Flowers Foods Inc	5,826	40,316
Fortrea Holdings Inc*	2,536	46,586
The GEO Group Inc*	3,607	114,739
Glaukos Corp*	1,597	286,757
Grocery Outlet Holding Corp*	2,694	32,193
Harmony Biosciences Holdings Inc*	1,082	42,609
Healthcare Services Group Inc*	1,887	41,495
ICU Medical Inc*	686	118,644
Indivior Pharmaceuticals Inc*	3,303	115,374
Innoviva Inc*	2,079	43,181
Insperity Inc	983	52,443

Security Description	Shares / Par Value	Value
Inspire Medical Systems Inc*	360	$22,676
Integer Holdings Corp*	920	115,230
Integra LifeSciences Holdings Corp*	1,302	22,030
Interparfums Inc	502	58,950
J & J Snack Foods Corp	406	35,801
John B Sanfilippo & Son Inc	142	10,464
Korn Ferry	1,452	124,219
Lamb Weston Holdings Inc	3,741	203,997
Laureate Education Inc*	3,503	131,468
Legalzoom.com Inc*	1,821	11,345
LeMaitre Vascular Inc	572	45,920
LifeStance Health Group Inc*	6,300	77,868
Ligand Pharmaceuticals Inc*	547	155,403
Liquidia Corp*	1,932	131,704
ManpowerGroup Inc	1,287	81,017
MarketAxess Holdings Inc	977	158,890
Matthews International Corp	488	10,136
Merit Medical Systems Inc*	1,649	149,498
Mobility Global Inc	8,215	166,765
National Beverage Corp	651	20,591
National HealthCare Corp	340	73,620
Neogen Corp*	5,986	69,198
NeoGenomics Inc*	3,581	64,136
Omnicell Inc*	1,250	43,950
Organon & Co	7,232	99,512
Pacira BioSciences Inc*	1,066	27,609
Payoneer Global Inc*	8,032	57,108
Pediatrix Medical Group Inc*	2,311	60,618
Perdoceo Education Corp	1,659	55,145
Perrigo Co PLC	3,828	56,042
Phibro Animal Health Corp	691	26,078
Prestige Consumer Healthcare Inc*	1,316	68,142
Privia Health Group Inc*	3,216	65,896
PROG Holdings Inc	1,101	41,981
Progyny Inc*	2,003	51,257
Protagonist Therapeutics Inc*	1,634	241,424
PTC Therapeutics Inc*	2,233	155,283
Quanex Building Products Corp	1,232	23,679
RadNet Inc*	1,937	146,863
Remitly Global Inc*	4,768	127,496
Reynolds Consumer Products Inc	1,501	34,748
Robert Half Inc	2,764	125,320
Sarepta Therapeutics Inc*	2,903	61,050
Sezzle Inc*	475	57,261
STAAR Surgical Co*	684	15,452
Strategic Education Inc	638	52,852
Stride Inc*	1,169	101,341
Supernus Pharmaceuticals Inc*	1,595	70,515
Tandem Diabetes Care Inc*	1,040	22,890

Security Description	Shares / Par Value	Value
Teleflex Inc	1,229	$174,579
TG Therapeutics Inc*	3,624	196,783
Tootsie Roll Industries Inc	548	22,391
TransMedics Group Inc*	938	79,608
UFP Technologies Inc*	212	63,165
United Natural Foods Inc*	1,695	74,343
Universal Corp	675	30,713
Universal Technical Institute Inc*	1,408	29,751
Upbound Group Inc	1,636	29,939
US Physical Therapy Inc	477	37,082
Veracyte Inc*	2,199	94,975
Vericel Corp*	1,404	56,020
Vestis Corp*	3,120	39,031
Vir Biotechnology Inc*	3,582	39,187
The Vita Coco Co Inc*	1,219	71,574
WD-40 Co	375	80,306
WillScot Holdings Corp	5,061	104,763
Xencor Inc*	2,241	61,101
Total Consumer, Non-Cyclical		9,012,814

Energy (6.46%)
Alpha Metallurgical Resources Inc*	300	70,710
Archrock Inc	4,878	153,755
Atlas Energy Solutions Inc	2,364	30,968
Bristow Group Inc	772	35,041
California Resources Corp	2,185	115,871
Comstock Resources Inc*	2,148	30,996
Core Natural Resources Inc	1,425	145,778
Crescent Energy Co	6,761	92,558
CVR Energy Inc	817	34,200
DNOW Inc*	5,165	82,795
Enphase Energy Inc*	3,640	132,569
Gulfport Energy Corp*	395	70,883
Helix Energy Solutions Group Inc*	3,711	38,223
Helmerich & Payne Inc	2,777	121,022
Innovex International Inc*	1,059	32,480
Kinetik Holdings Inc	1,264	69,305
Kodiak Gas Services Inc	2,692	158,209
Liberty Energy Inc	4,508	88,853
Magnolia Oil & Gas Corp	6,248	167,759
Noble Corp PLC	3,498	160,313
Northern Oil & Gas Inc	2,902	75,481
Oceaneering International Inc*	2,775	143,634
Par Pacific Holdings Inc*	1,399	111,808
Patterson-UTI Energy Inc	9,609	121,458
Peabody Energy Corp	3,382	100,412
REX American Resources Corp*	767	31,508
RPC Inc	2,426	15,842
SM Energy Co	6,297	234,119
SolarEdge Technologies Inc*	831	26,758
Solaris Energy Infrastructure Inc	1,495	75,901
Sunrun Inc*	6,455	55,319
Talos Energy Inc*	3,453	59,599

See accompanying notes to financial statements.

S&P SmallCap Index FundPortfolio of Investments (Continued)8/31/26

Security Description	Shares / Par Value	Value
Tidewater Inc*	1,282	$119,380
Warrior Met Coal Inc	1,462	158,247
Total Energy		3,161,754

Financial (24.66%)
Banks (7.71%)
Ameris Bancorp	1,708	143,899
Atlantic Union Bankshares Corp	3,944	159,062
BancFirst Corp	578	63,129
The Bancorp Inc*	1,178	76,570
Bank of Hawaii Corp	1,106	83,979
BankUnited Inc	2,062	94,027
Banner Corp	948	66,493
Cathay General Bancorp	1,869	114,401
Central Pacific Financial Corp	809	30,111
City Holding Co	395	56,465
Community Financial System Inc	1,465	91,929
Customers Bancorp Inc*	872	68,173
CVB Financial Corp	4,553	100,940
Dime Commercial Bancshares Inc	1,119	45,208
Eastern Bankshares Inc	5,848	128,422
FB Financial Corp	1,105	62,941
First BanCorp/Puerto Rico	4,328	120,665
First Bancorp/Southern Pines NC	1,153	73,135
First Commonwealth Financial Corp	2,813	58,229
First Financial Bancorp	2,878	93,909
First Hawaiian Inc	3,413	87,407
First Interstate BancSystem Inc	2,289	84,258
Fulton Financial Corp	5,326	124,948
Hanmi Financial Corp	930	28,830
Heritage Financial Corp	1,116	31,884
Hilltop Holdings Inc	1,126	42,844
Hope Bancorp Inc	3,515	48,472
Independent Bank Corp	1,309	106,265
Lakeland Financial Corp	685	40,477
Merchants Bancorp	808	42,533
National Bank Holdings Corp	1,236	51,034
NBT Bancorp Inc	1,455	74,816
Nicolet Bankshares Inc	537	90,936
OFG Bancorp	1,187	61,783
Park National Corp	436	85,146
Pathward Financial Inc	580	47,247
Preferred Bank	298	30,524
Renasant Corp	2,500	102,275
S&T Bancorp Inc	989	48,936
Seacoast Banking Corp of Florida	2,658	90,252
ServisFirst Bancshares Inc	2,796	120,340
Simmons First National Corp	4,027	90,930
Southside Bancshares Inc	877	27,678
Tompkins Financial Corp	396	38,460
Triumph Financial Inc*	621	44,246

Security Description	Shares / Par Value	Value
TrustCo Bank Corp NY	474	$26,885
Trustmark Corp	1,641	75,355
United Community Banks Inc	3,355	116,888
Walker & Dunlop Inc	930	37,693
WesBanco Inc	2,645	105,826
Westamerica BanCorp	645	37,442
		3,774,297
Diversified Financial Service (4.91%)
Acadian Asset Management Inc	725	68,295
Artisan Partners Asset Management Inc	1,960	83,437
BGC Group Inc	10,103	121,337
Bread Financial Holdings Inc	1,111	116,066
Cohen & Steers Inc	756	60,987
Credit Acceptance Corp*	161	96,558
Dave Inc*	285	102,463
Enact Holdings Inc	756	36,439
Encore Capital Group Inc*	612	59,370
Enova International Inc*	687	155,757
EZCORP Inc*	1,633	52,779
Lazard Inc	3,071	132,759
Moelis & Co	2,058	140,088
Piper Sandler Cos	1,880	141,113
PJT Partners Inc	676	121,944
Radian Group Inc	3,602	129,168
StepStone Group Inc	2,027	105,931
StoneX Group Inc*	2,922	200,097
Victory Capital Holdings Inc	1,253	147,867
Virtu Financial Inc	2,220	145,721
Virtus Investment Partners Inc	199	32,935
The Western Union Co	8,842	63,309
WisdomTree Inc	3,154	75,885
World Acceptance Corp*	73	13,418
		2,403,723
Insurance (2.83%)
AMERISAFE Inc	353	9,192
Assured Guaranty Ltd	1,127	84,187
Employers Holdings Inc	501	24,594
F&G Annuities & Life Inc	1,020	24,276
Genworth Financial Inc*	10,377	103,147
Goosehead Insurance Inc*	641	44,005
HCI Group Inc	290	53,862
Horace Mann Educators Corp	1,110	56,488
Jackson Financial Inc	1,918	255,919
Kemper Corp	1,619	45,623
Lincoln National Corp	4,702	200,258
Mercury General Corp	739	75,348
NMI Holdings Inc*	2,115	93,800
Palomar Holdings Inc	737	97,704
Safety Insurance Group Inc	397	41,185
SiriusPoint Ltd*	2,892	69,957
Stewart Information Services Corp	829	56,911
Trupanion Inc*	531	15,479

Security Description	Shares / Par Value	Value
United Fire Group Inc	606	$32,645
		1,384,580
Investment Companies (0.69%)
Cleanspark Inc*	7,115	82,676
HA Sustainable Infrastructure Capital Inc	3,551	140,442
MARA Holdings Inc*	10,521	113,311
		336,429
Real Estate (7.18%)
Acadia Realty Trust	3,645	74,613
Adamas Trust Inc	1,432	13,948
American Assets Trust Inc	1,282	28,794
Apple Hospitality REIT Inc	6,120	97,614
Arbor Realty Trust Inc	3,072	15,391
ARMOUR Residential REIT Inc	2,976	48,271
Blackstone Mortgage Trust Inc	4,412	61,327
Broadstone Net Lease Inc	5,264	109,807
Centerspace	524	27,505
Curbline Properties Corp	2,696	80,422
Cushman & Wakefield Ltd*	6,443	86,916
DiamondRock Hospitality Co	5,667	69,761
Douglas Emmett Inc	4,597	53,141
Easterly Government Properties Inc	600	14,718
Ellington Financial Inc	3,507	46,924
Essential Properties Realty Trust Inc	5,838	175,140
Four Corners Property Trust Inc	3,053	75,959
Franklin BSP Realty Trust Inc	1,509	12,630
Getty Realty Corp	1,531	49,635
Global Net Lease Inc	5,241	48,112
Highwoods Properties Inc	3,058	93,575
Innovative Industrial Properties Inc	779	44,341
InvenTrust Properties Corp	2,143	69,240
JBG SMITH Properties	1,602	19,304
LTC Properties Inc	1,494	60,238
LXP Industrial Trust	1,643	99,747
The Macerich Co	7,659	180,906
Marcus & Millichap Inc	439	13,899
Medical Properties Trust Inc	13,721	54,472
Millrose Properties Inc	4,289	130,471
National Health Investors Inc	1,320	93,865
NETSTREIT Corp	2,642	53,791
Outfront Media Inc	4,047	118,901
Pebblebrook Hotel Trust	3,160	57,259
PennyMac Mortgage Investment Trust	1,365	12,722
Phillips Edison & Co Inc	3,499	135,236
Rithm Capital Corp	15,464	155,104
Ryman Hospitality Properties Inc	1,852	234,758
Safehold Inc	335	5,072

See accompanying notes to financial statements.

S&P SmallCap Index FundPortfolio of Investments (Continued)8/31/26

Security Description	Shares / Par Value	Value
Saul Centers Inc	339	$11,055
SL Green Realty Corp	1,979	110,784
The St Joe Co	1,108	73,239
Sunstone Hotel Investors Inc	5,213	58,229
Tanger Inc	3,202	120,747
Terreno Realty Corp	2,898	191,877
Urban Edge Properties	3,504	74,145
Xenia Hotels & Resorts Inc	2,637	49,444
		3,513,049
Savings & Loans (1.34%)
Axos Financial Inc*	1,576	152,540
Banc of California Inc	3,734	69,527
Beacon Financial Corp	2,331	72,378
Capitol Federal Financial Inc	3,750	32,288
Northwest Bancshares Inc	4,024	61,527
Provident Financial Services Inc	3,633	85,012
WaFd Inc	2,110	75,454
WSFS Financial Corp	1,410	109,205
		657,931

Total Financial		12,070,009

Industrial (15.38%)
AAR Corp*	1,086	140,409
ADI Global Distribution Inc*	1,916	41,892
Alamo Group Inc	297	48,880
Albany International Corp	798	44,233
Apogee Enterprises Inc	337	13,163
ArcBest Corp	621	85,679
Argan Inc	385	163,621
Armstrong World Industries Inc	1,156	199,502
Astec Industries Inc	623	26,509
Atmus Filtration Technologies Inc	2,267	107,070
AZZ Inc	830	113,843
Badger Meter Inc	819	110,950
Benchmark Electronics Inc	992	69,718
Boise Cascade Co	953	74,344
Brady Corp	1,214	110,049
Cactus Inc	1,915	134,663
Casella Waste Systems Inc*	1,738	160,331
Construction Partners Inc*	1,307	138,803
CSW Industrials Inc	458	141,499
CTS Corp	808	45,628
Dorian LPG Ltd	1,010	50,540
DXP Enterprises Inc*	345	64,767
Energizer Holdings Inc	1,676	36,503
Enerpac Tool Group Corp	1,448	54,039
Enpro Inc	586	173,585
ESCO Technologies Inc	701	191,394
Everus Construction Group Inc*	1,419	163,369
Federal Signal Corp	1,691	197,847
Franklin Electric Co Inc	1,064	106,496
Frontdoor Inc*	1,931	156,160

Security Description	Shares / Par Value	Value
Gates Industrial Corp Ltd*	7,062	$180,646
Gibraltar Industries Inc*	811	36,487
Granite Construction Inc	1,210	145,878
The Greenbrier Cos Inc	859	38,715
Griffon Corp	1,088	105,960
Hayward Holdings Inc*	5,550	77,978
Heartland Express Inc	1,241	15,339
Hub Group Inc	1,685	67,181
Ichor Holdings Ltd*	957	51,266
International Seaways Inc	1,126	111,069
Itron Inc*	1,201	116,509
JBT Marel Corp	1,445	168,877
Kadant Inc	327	97,819
Karman Holdings Inc*	2,491	103,252
Kennametal Inc	2,119	62,171
Knowles Corp*	2,362	80,733
Lindsay Corp	281	32,290
Marten Transport Ltd	1,610	23,216
Masterbrand Inc*	5,154	42,521
Materion Corp	576	135,982
Matson Inc	832	187,042
Mercury Systems Inc*	1,469	128,288
Metallus Inc*	610	11,907
Midera Food Processing Inc*	1,129	52,928
Mirion Technologies Inc*	6,806	102,566
Mohawk Industries Inc*	1,387	177,883
Mueller Water Products Inc	4,350	105,009
MYR Group Inc*	431	125,602
Napco Security Technologies Inc	982	35,588
National Presto Industries Inc	144	21,846
O-I Glass Inc*	2,076	15,093
OSI Systems Inc*	430	89,401
Plexus Corp*	724	173,376
Powell Industries Inc	790	141,987
Primoris Services Corp	1,503	108,381
Proto Labs Inc*	658	52,679
Ralliant Corp	3,032	187,165
RXO Inc*	4,567	97,049
Schneider National Inc	1,367	47,175
Standex International Corp	337	97,615
Tennant Co	468	32,573
Trinity Industries Inc	2,230	64,269
Tutor Perini Corp	1,202	106,401
Vishay Intertechnology Inc	3,776	114,904
Werner Enterprises Inc	1,643	64,373
World Kinect Corp	1,412	50,479
Worthington Enterprises Inc	856	49,169
Worthington Steel Inc	904	31,143
Zurn Elkay Water Solutions Corp	4,129	197,366
Total Industrial		7,528,632

Technology (8.82%)
ACI Worldwide Inc*	2,754	146,733
ACM Research Inc*	1,482	107,919
Adeia Inc	3,046	76,851

Security Description	Shares / Par Value	Value
Agilysys Inc*	709	$82,535
Alpha & Omega Semiconductor Ltd*	758	18,692
Amentum Holdings Inc*	4,275	85,457
Axcelis Technologies Inc*	854	98,492
Blackbaud Inc*	970	46,618
BlackLine Inc*	695	23,088
Box Inc*	3,751	134,211
Clear Secure Inc	2,466	108,874
Cohu Inc*	1,281	59,054
Concentrix Corp	1,191	35,849
Corsair Gaming Inc*	1,277	15,516
Diebold Nixdorf Inc*	978	66,348
Digi International Inc*	1,046	78,387
Diodes Inc*	1,276	115,861
Donnelley Financial Solutions Inc*	687	33,182
DoubleVerify Holdings Inc*	1,751	23,463
DXC Technology Co*	2,248	25,402
EPAM Systems Inc*	1,436	169,204
Everforth Inc*	1,113	36,083
Five9 Inc*	2,082	71,954
FormFactor Inc*	2,112	212,488
Impinj Inc*	748	130,391
Insight Enterprises Inc*	818	128,442
Kulicke & Soffa Industries Inc	1,455	116,487
Life360 Inc*	2,181	93,478
LiveRamp Holdings Inc*	1,756	66,236
MaxLinear Inc*	2,260	135,397
NCR Atleos Corp*	2,056	94,412
NCR Voyix Corp*	4,348	36,436
NetScout Systems Inc*	1,908	74,088
Paycom Software Inc	1,141	272,813
PDF Solutions Inc*	1,090	48,483
Penguin Solutions Inc*	1,251	61,399
Photronics Inc*	1,643	46,234
Pitney Bowes Inc	3,426	58,687
Power Integrations Inc	1,544	79,331
Progress Software Corp*	1,140	52,748
Qorvo Inc*	2,202	211,568
RingCentral Inc	2,109	146,829
SPS Commerce Inc*	1,049	89,585
Tenable Holdings Inc*	2,967	113,191
Teradata Corp*	2,592	75,168
Ultra Clean Holdings Inc*	1,214	82,346
V2X Inc*	552	42,592
Veeco Instruments Inc*	1,677	74,291
Waystar Holding Corp*	3,193	83,593
ZoomInfo Technologies Inc*	7,045	29,871
Total Technology		4,316,357

Utilities (1.98%)
American States Water Co	1,077	96,165
Avista Corp	2,263	84,093
California Water Service Group	1,657	82,800
Chesapeake Utilities Corp	657	87,736
Clearway Energy Inc	3,323	105,505

See accompanying notes to financial statements.

S&P SmallCap Index FundPortfolio of Investments (Continued)8/31/26

Security Description	Shares / Par Value	Value
H2O America	1,025	$64,954
Hawaiian Electric Industries Inc*	4,738	53,160
MDU Resources Group Inc	5,686	113,265
MGE Energy Inc	1,016	78,933
Middlesex Water Co	281	16,298
Northwest Natural Holding Co	1,139	55,891
Otter Tail Corp	1,165	105,398
Unitil Corp	494	26,449
Total Utilities		970,647

Total Common Stock (Cost $31,486,765)		48,465,539

United States Treasury Bills (1.02%)
United States Treasury Bill, 0.000%, B 09/17/26(a) (Cost $499,196)	$500,000	499,191

Rights (0.00%)
OmniAb Inc - 15*,(b)	401	0
OmniAb Inc - 12.5*,(b)	401	0
Total Rights (Cost $0)		0

Total Investments (Cost $31,985,961)(100.05%)		$48,964,730
Liabilities in Excess of Other Assets (-0.05%)		(23,934)

Security Description	Shares / Par Value	Value
Net Assets (100.00%)		$48,940,796

*Non-income producing security.

(a)A portion of these securities, a total of $99,839, have been pledged or segregated in connection with obligations for futures contracts.

(b)Level 3 security fair valued under procedures established by the Board of Trustees, represents 0% of the Fund’s net assets. The total value of the fair value securities is $0.

Futures contracts at August 31, 2026:

Contracts - $50 times premium / delivery month / commitment / exchange

Russell 2000 E-MINI	Notional Amount	Value	Unrealized Depreciation
3 / SEP 2026 / Long / CME	$453,590	$443,805	$(9,785)

See accompanying notes to financial statements.

Shelton Equity Income FundPortfolio of Investments8/31/26

Security Description	Shares / Par Value	Value

Common Stock (92.77%)

Basic Materials (1.92%)
CF Industries Holdings Inc(a)	81,400	$10,584,442
Linde PLC(a)	23,500	11,505,130
Total Basic Materials		22,089,572

Communications (15.77%)
Alphabet Inc(a)	85,900	29,150,165
Amazon.com Inc*,(a)	88,900	23,093,553
Arista Networks Inc*,(a)	120,600	23,600,214
AT&T Inc(a)	144,400	3,738,516
Booking Holdings Inc(a)	40,000	7,963,600
Cisco Systems Inc(a)	67,000	7,402,830
Comcast Corp(a)	435,400	11,590,348
eBay Inc(a)	55,300	5,726,868
Meta Platforms Inc(a)	54,600	31,249,764
Netflix Inc*,(a)	112,900	9,150,545
T-Mobile US Inc(a)	7,700	1,389,388
Verizon Communications Inc(a)	165,900	8,298,318
The Walt Disney Co(a)	179,800	19,337,490
Total Communications		181,691,599

Consumer, Cyclical (9.37%)
Amerityre Corp*,#	20,000,000	452,000
Chipotle Mexican Grill Inc*,(a)	154,000	5,856,620
Cummins Inc(a)	20,000	11,288,000
Deckers Outdoor Corp*,(a)	29,400	2,560,152
DR Horton Inc(a)	33,000	4,770,480
Fastenal Co(a)	61,400	3,027,634
General Motors Co(a)	112,200	9,685,104
Hilton Worldwide Holdings Inc(a)	24,700	7,812,116
The Home Depot Inc(a)	29,500	9,670,985
O’Reilly Automotive Inc*,(a)	61,000	5,416,800
Target Corp(a)	77,600	12,484,288
Tesla Inc*,(a)	19,400	7,138,230
The TJX Cos Inc(a)	76,400	10,230,724
Ulta Beauty Inc*,(a)	12,900	6,928,590
Walmart Inc(a)	101,000	10,591,870
Total Consumer, Cyclical		107,913,593

Consumer, Non-Cyclical (13.49%)
Automatic Data Processing Inc(a)	28,500	8,155,560
Bristol-Myers Squibb Co(a)	141,800	9,473,658
Centene Corp*,(a)	176,000	11,323,840
The Coca-Cola Co(a)	64,600	5,728,082
CVS Health Corp(a)	64,100	6,019,631
Eli Lilly & Co(a)	13,700	15,847,201
The Hershey Co(a)	18,700	3,295,127
Intuitive Surgical Inc*,(a)	27,200	10,250,592

Security Description	Shares / Par Value	Value

Johnson & Johnson(a)	71,900	$19,114,615
Merck & Co Inc(a)	158,500	23,419,960
Monster Beverage Corp*,(a)	280,600	12,885,152
PayPal Holdings Inc(a)	113,300	5,966,945
The Procter & Gamble Co(a)	55,500	8,054,160
Thermo Fisher Scientific Inc(a)	11,000	6,788,100
UnitedHealth Group Inc(a)	23,300	9,073,253
Total Consumer, Non-Cyclical		155,395,876

Energy (3.74%)
Chevron Corp(a)	55,900	11,523,226
ConocoPhillips(a)	72,800	9,645,272
ExxonMobil Holdings Corp(a)	77,200	12,425,340
Halliburton Co(a)	124,000	4,569,400
Marathon Petroleum Corp(a)	13,300	4,965,156
Total Energy		43,128,394

Financial (13.34%)
Banks (5.67%)
Bank of America Corp(a)	139,400	8,634,436
Citigroup Inc(a)	97,800	12,872,436
The Goldman Sachs Group Inc(a)	27,600	28,314,840
JPMorgan Chase & Co(a)	27,600	9,826,152
The PNC Financial Services Group Inc(a)	23,700	5,679,231
		65,327,095
Diversified Financial Service (3.25%)
American Express Co(a)	29,900	9,872,083
Mastercard Inc(a)	31,200	18,386,472
Visa Inc(a)	24,200	9,180,754
		37,439,309
Insurance (2.60%)
Berkshire Hathaway Inc*,(a)	23,900	12,046,317
The Travelers Cos Inc(a)	49,000	17,930,570
		29,976,887
Real Estate (1.82%)
CBRE Group Inc*,(a)	95,900	13,983,179
Iron Mountain Inc(a)	60,600	6,990,210
		20,973,389

Total Financial		153,716,680

Industrial (6.64%)
Amphenol Corp(a)	33,800	5,358,990
Caterpillar Inc(a)	22,700	18,102,569
General Dynamics Corp(a)	19,600	7,278,460
Norfolk Southern Corp(a)	46,000	15,768,340
RTX Corp(a)	52,900	10,988,917
Trane Technologies PLC(a)	42,800	19,020,320
Total Industrial		76,517,596

Security Description	Shares / Par Value	Value

Technology (26.48%)
Accenture PLC(a)	23,600	$4,478,336
Adobe Inc*,(a)	10,200	2,986,458
Advanced Micro Devices Inc*,(a)	48,400	22,782,848
Apple Inc(a)	114,300	36,215,955
Applied Materials Inc(a)	17,700	8,113,503
Broadcom Inc(a)	62,200	23,035,148
Cadence Design Systems Inc*,(a)	29,700	10,061,766
Dell Technologies Inc(a)	26,500	12,084,265
Fortinet Inc*,(a)	40,900	6,991,037
Gartner Inc*,(a)	6,200	1,228,282
International Business Machines Corp(a)	29,800	6,969,326
Intuit Inc(a)	9,500	3,413,350
Lam Research Corp(a)	64,500	19,446,105
Leidos Holdings Inc(a)	26,400	3,701,544
Micron Technology Inc(a)	34,600	33,172,058
Microsoft Corp(a)	74,200	37,640,918
MSCI Inc(a)	8,400	4,793,376
NetApp Inc(a)	67,400	12,488,546
NVIDIA Corp(a)	175,700	38,791,046
Oracle Corp(a)	22,700	3,385,024
Salesforce Inc(a)	37,700	9,709,258
ServiceNow Inc*,(a)	25,600	3,788,544
Total Technology		305,276,693

Utilities (2.02%)
Duke Energy Corp(a)	131,500	15,768,165
Vistra Corp(a)	54,700	7,514,139
Total Utilities		23,282,304

Total Common Stock (Cost $1,018,337,700)		1,069,012,307

Exchange-Traded Funds (4.89%)
Shelton Equity Premium Income ETF(b) (Cost $47,965,667)	1,972,250	56,366,905

United States Treasury Bills (2.94%)
United States Treasury Bill, 0.000%, B 09/17/26(a) (Cost $33,845,436)	$33,900,000	33,845,167

Total Investments (Cost $1,100,148,803) (100.60%)		$1,159,224,379
Liabilities in Excess of Other Assets (-0.60%)		(6,945,975)
Net Assets (100.00%)		$1,152,278,404

*Non-income producing security.

#Security is illiquid. Aggregate value of illiquid securities is $452,000.

(a)A portion of these securities, a total of $973,796,313, have been pledged or segregated in connection with obligations for written call options.

(b)The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one which is under common ownership or control. See Note 3 for more information.

See accompanying notes to financial statements.

Shelton Equity Income FundPortfolio of Investments (Continued)8/31/26

Written Call Options	Expiration Date	Contracts	Strike Price	Notional Amount	Value
Accenture PLC	09/18/2026	(65)	$205.00	$1,332,500	$(14,820)
Adobe Inc	09/18/2026	(16)	315.00	504,000	(11,456)
Advanced Micro Devices Inc	09/18/2026	(110)	515.00	5,665,000	(69,300)
Alphabet Inc	09/18/2026	(265)	360.00	9,540,000	(49,820)
Amazon.com Inc	10/16/2026	(230)	265.00	6,095,000	(212,750)
American Express Co	09/18/2026	(140)	345.00	4,830,000	(33,180)
Amphenol Corp	09/18/2026	(85)	170.00	1,445,000	(15,300)
Applied Materials Inc	09/18/2026	(40)	510.00	2,040,000	(20,000)
Arista Networks Inc	09/18/2026	(220)	210.00	4,620,000	(70,620)
AT&T Inc	09/18/2026	(550)	24.00	1,320,000	(123,200)
Automatic Data Processing Inc	11/20/2026	(70)	280.00	1,960,000	(134,400)
Bank of America Corp	11/20/2026	(900)	62.50	5,625,000	(233,100)
Berkshire Hathaway Inc	09/18/2026	(120)	510.00	6,120,000	(41,400)
Booking Holdings Inc	10/16/2026	(280)	220.00	6,160,000	(79,800)
Bristol-Myers Squibb Co	09/18/2026	(380)	67.50	2,565,000	(48,640)
Broadcom Inc	09/18/2026	(105)	400.00	4,200,000	(89,460)
Cadence Design Systems Inc	09/18/2026	(55)	360.00	1,980,000	(19,800)
Caterpillar Inc	09/18/2026	(60)	850.00	5,100,000	(44,880)
CBRE Group Inc	09/18/2026	(420)	155.00	6,510,000	(54,180)
Centene Corp	09/18/2026	(440)	67.50	2,970,000	(42,680)
CF Industries Holdings Inc	10/16/2026	(241)	125.00	3,012,500	(241,000)
Chevron Corp	10/16/2026	(500)	200.00	10,000,000	(565,000)
Chipotle Mexican Grill Inc	09/18/2026	(500)	40.00	2,000,000	(23,500)
Cisco Systems Inc	09/18/2026	(220)	115.00	2,530,000	(27,940)
Citigroup Inc	09/18/2026	(400)	138.00	5,520,000	(36,800)
Comcast Corp	10/16/2026	(2,233)	27.00	6,029,100	(212,135)
ConocoPhillips	10/16/2026	(670)	125.00	8,375,000	(678,040)
Cummins Inc	09/18/2026	(65)	600.00	3,900,000	(26,000)
CVS Health Corp	09/18/2026	(285)	97.50	2,778,750	(26,505)
Deckers Outdoor Corp	09/18/2026	(85)	91.00	773,500	(11,050)
Dell Technologies Inc	09/18/2026	(30)	530.00	1,590,000	(29,910)
DR Horton Inc	10/16/2026	(85)	160.00	1,360,000	(17,850)
Duke Energy Corp	09/18/2026	(620)	130.00	8,060,000	(3,720)
eBay Inc	09/18/2026	(195)	108.00	2,106,000	(19,890)
Eli Lilly & Co	09/18/2026	(40)	1,220.00	4,880,000	(47,120)
ExxonMobil Holdings Corp	10/16/2026	(700)	160.00	11,200,000	(499,800)
Fastenal Co	09/18/2026	(280)	47.50	1,330,000	(61,600)
Fortinet Inc	09/18/2026	(40)	175.00	700,000	(21,240)
Gartner Inc	09/18/2026	(15)	210.00	315,000	(4,995)
General Dynamics Corp	09/18/2026	(150)	370.00	5,550,000	(117,000)
General Motors Co	09/18/2026	(401)	90.00	3,609,000	(38,095)
The Goldman Sachs Group Inc	09/18/2026	(80)	1,080.00	8,640,000	(59,600)
Halliburton Co	09/18/2026	(380)	37.50	1,425,000	(32,680)
The Hershey Co	09/18/2026	(55)	185.00	1,017,500	(6,765)
Hilton Worldwide Holdings Inc	09/18/2026	(90)	335.00	3,015,000	(9,000)
The Home Depot Inc	09/18/2026	(100)	335.00	3,350,000	(38,200)
International Business Machines Corp	09/18/2026	(85)	247.50	2,103,750	(20,145)
Intuit Inc	09/18/2026	(20)	372.50	745,000	(19,000)
Intuitive Surgical Inc	09/18/2026	(85)	385.00	3,272,500	(56,950)
Iron Mountain Inc	09/18/2026	(165)	125.00	2,062,500	(8,910)
Johnson & Johnson	10/16/2026	(453)	280.00	12,684,000	(214,722)
JPMorgan Chase & Co	10/16/2026	(103)	360.00	3,708,000	(103,618)
Lam Research Corp	09/18/2026	(80)	335.00	2,680,000	(34,800)
Leidos Holdings Inc	11/20/2026	(200)	145.00	2,900,000	(162,000)
Linde PLC	09/18/2026	(100)	500.00	5,000,000	(41,900)
Marathon Petroleum Corp	10/16/2026	(40)	370.00	1,480,000	(109,200)
Mastercard Inc	10/16/2026	(300)	575.00	17,250,000	(826,500)
Merck & Co Inc	11/20/2026	(770)	150.00	11,550,000	(650,650)
Meta Platforms Inc	09/18/2026	(140)	610.00	8,540,000	(81,620)

See accompanying notes to financial statements.

Shelton Equity Income FundPortfolio of Investments (Continued)8/31/26

Written Call Options	Expiration Date	Contracts	Strike Price	Notional Amount	Value
Micron Technology Inc	09/18/2026	(65)	$1,020.00	$6,630,000	$(146,250)
Microsoft Corp	11/20/2026	(470)	485.00	22,795,000	(2,190,200)
Monster Beverage Corp	09/18/2026	(1,100)	47.50	5,225,000	(39,600)
MSCI Inc	09/18/2026	(25)	590.00	1,475,000	(17,000)
NetApp Inc	09/18/2026	(100)	210.00	2,100,000	(38,000)
Netflix Inc	09/18/2026	(325)	85.00	2,762,500	(27,300)
Norfolk Southern Corp	09/18/2026	(230)	340.00	7,820,000	(195,500)
NVIDIA Corp	09/18/2026	(321)	220.00	7,062,000	(205,440)
Oracle Corp	09/18/2026	(30)	170.00	510,000	(11,100)
O’Reilly Automotive Inc	09/18/2026	(120)	92.00	1,104,000	(10,800)
PayPal Holdings Inc	09/18/2026	(270)	50.00	1,350,000	(83,700)
The PNC Financial Services Group Inc	09/18/2026	(95)	250.00	2,375,000	(11,875)
The Procter & Gamble Co	09/18/2026	(320)	147.00	4,704,000	(59,840)
Salesforce Inc	09/18/2026	(125)	280.00	3,500,000	(26,000)
ServiceNow Inc	09/18/2026	(45)	155.00	697,500	(19,350)
Target Corp	10/16/2026	(320)	160.00	5,120,000	(233,600)
Tesla Inc	09/18/2026	(45)	370.00	1,665,000	(58,410)
Thermo Fisher Scientific Inc	10/16/2026	(32)	590.00	1,888,000	(137,600)
The TJX Cos Inc	09/18/2026	(300)	170.00	5,100,000	(900)
T-Mobile US Inc	09/18/2026	(25)	185.00	462,500	(6,800)
Trane Technologies PLC	09/18/2026	(120)	460.00	5,520,000	(58,500)
The Travelers Cos Inc	10/16/2026	(200)	370.00	7,400,000	(224,200)
Ulta Beauty Inc	09/18/2026	(47)	540.00	2,538,000	(72,380)
UnitedHealth Group Inc	09/18/2026	(40)	405.00	1,620,000	(13,200)
Verizon Communications Inc	09/18/2026	(1,000)	48.00	4,800,000	(238,000)
Visa Inc	09/18/2026	(35)	380.00	1,330,000	(21,875)
Vistra Corp	09/18/2026	(105)	145.00	1,522,500	(24,150)
Walmart Inc	09/18/2026	(470)	106.00	4,982,000	(72,380)
The Walt Disney Co	10/16/2026	(720)	110.00	7,920,000	(199,440)
Total Written Call Options				$379,601,600	$(11,037,626)
(Premiums Received $11,728,104)

See accompanying notes to financial statements.

Nasdaq-100 Index FundPortfolio of Investments8/31/26

Security Description	Shares / Par Value	Value

Common Stock (96.08%)

Basic Materials (0.99%)
Linde PLC	46,015	$22,528,024

Communications (23.25%)
Internet (18.98%)
Airbnb Inc*	42,341	7,757,718
Alphabet Inc - Class A	209,960	71,249,926
Alphabet Inc - Class C	196,693	65,972,799
Amazon.com Inc*	387,803	100,739,585
AppLovin Corp*	30,428	9,495,362
Booking Holdings Inc	77,120	15,353,821
DoorDash Inc*	40,938	9,486,972
MercadoLibre Inc*	5,045	9,768,129
Meta Platforms Inc	95,676	54,759,202
Netflix Inc*	419,080	33,966,434
Palo Alto Networks Inc*	81,212	31,033,542
PDD Holdings Inc*	38,814	3,260,376
Shopify Inc*	121,379	17,887,623
		430,731,489
Media (1.50%)
Comcast Corp	231,958	6,174,722
Space Exploration Technologies Corp*	143,338	20,596,237
Warner Bros Discovery Inc*	254,001	7,246,649
		34,017,608
Telecommunications (2.77%)
Cisco Systems Inc	392,272	43,342,133
T-Mobile US Inc	107,706	19,434,471
		62,776,604

Total Communications		527,525,701

Consumer, Cyclical (8.92%)
Copart Inc*	75,136	2,478,737
Costco Wholesale Corp	44,154	41,676,519
Fastenal Co	114,258	5,634,062
Marriott International Inc	26,243	8,968,808
O’Reilly Automotive Inc*	82,478	7,324,046
PACCAR Inc	53,318	6,618,363
Ross Stores Inc	32,637	7,458,860
Starbucks Corp	113,429	12,051,831
Tesla Inc*	160,775	59,157,161
Walmart Inc	485,502	50,914,595
Total Consumer, Cyclical		202,282,982

Consumer, Non-Cyclical (6.75%)
Amgen Inc	53,714	23,090,574
Automatic Data Processing Inc	39,783	11,384,303
Cintas Corp	39,818	8,034,874
Coca-Cola Europacific Partners PLC	45,173	4,879,587
Dexcom Inc*	20,775	1,891,772
GE HealthCare Technologies Inc	4,983	354,939

Security Description	Shares / Par Value	Value

Gilead Sciences Inc	123,567	$18,082,795
IDEXX Laboratories Inc*	7,991	4,448,510
Intuitive Surgical Inc*	35,248	13,283,561
Keurig Dr Pepper Inc	137,840	4,391,582
The Kraft Heinz Co	49,247	1,264,170
Mondelez International Inc	127,755	7,929,753
Monster Beverage Corp*	194,672	8,939,338
PayPal Holdings Inc	89,367	4,706,513
PepsiCo Inc	131,218	18,415,134
Regeneron Pharmaceuticals Inc	10,437	8,339,998
Vertex Pharmaceuticals Inc*	25,260	13,754,575
Total Consumer, Non-Cyclical		153,191,978

Energy (0.53%)
Baker Hughes Co	98,735	6,274,609
Diamondback Energy Inc	28,500	5,713,680
Total Energy		11,988,289

Industrial (1.29%)
Axon Enterprise Inc*	8,021	4,544,378
CSX Corp	184,931	9,340,865
Ferrovial NV	71,604	4,192,414
Honeywell Aerospace Inc*	1,134	179,297
Honeywell International Inc	31,532	6,733,028
Old Dominion Freight Line Inc	20,698	4,138,772
Total Industrial		29,128,754

Technology (53.22%)
Computers (11.82%)
Apple Inc	530,496	168,087,658
Crowdstrike Holdings Inc*	101,348	23,411,388
Fortinet Inc*	72,917	12,463,703
Lumentum Holdings Inc*	7,743	7,082,987
Sandisk Corp*	14,738	23,090,025
Seagate Technology Holdings PLC	22,473	18,616,184
Western Digital Corp	34,304	15,455,667
		268,207,612
Semiconductors (30.84%)
Advanced Micro Devices Inc*	162,286	76,391,266
Analog Devices Inc	48,477	17,555,461
Applied Materials Inc	79,019	36,221,519
ARM Holdings PLC*	14,391	3,481,327
ASML Holding NV	9,058	15,362,459
Broadcom Inc	170,927	63,301,105
Intel Corp*	500,214	44,774,155
KLA Corp	130,007	22,809,728
Lam Research Corp	124,463	37,524,350
Marvell Technology Inc	87,064	18,427,966

Security Description	Shares / Par Value	Value

Microchip Technology Inc	53,950	$3,962,628
Micron Technology Inc	112,450	107,809,189
Monolithic Power Systems Inc	4,977	6,309,691
NVIDIA Corp	874,085	192,980,486
NXP Semiconductors NV	25,578	5,745,842
QUALCOMM Inc	104,899	17,883,182
Teradyne Inc	15,859	5,547,954
Texas Instruments Inc	90,577	23,632,445
		699,720,753
Software (10.56%)
Adobe Inc*	24,323	7,121,531
Autodesk Inc*	20,999	5,428,871
Cadence Design Systems Inc*	27,450	9,299,511
CoreWeave Inc*	45,344	3,849,252
Datadog Inc*	32,925	7,804,542
Intuit Inc	16,792	6,033,366
Microsoft Corp	267,801	135,852,769
Nebius Group NV*	22,329	4,606,919
Palantir Technologies Inc*	228,517	42,590,998
Paychex Inc	36,298	4,622,187
Synopsys Inc*	12,945	5,690,493
Take-Two Interactive Software Inc*	18,810	4,132,557
Workday Inc*	12,326	2,433,769
		239,466,765

Total Technology		1,207,395,130

Utilities (1.13%)
American Electric Power Co Inc	54,152	6,629,829
Constellation Energy Corp	35,947	9,877,157
Exelon Corp	101,835	4,452,226
Xcel Energy Inc	62,130	4,702,620
Total Utilities		25,661,832

Total Common Stock (Cost $654,319,261)		2,179,702,690

United States Treasury Bills (3.91%)
United States Treasury Bill, 0.000%, B 09/17/26(a) (Cost $88,657,924)	$88,800,000	88,656,368

Total Investments (Cost $742,977,185) (99.99%)		$2,268,359,058
Other Net Assets (0.01%)		267,930
Net Assets (100.00%)		$2,268,626,988

*Non-income producing security.

(a)A portion of these securities, a total of $6,988,730, have been pledged or segregated in connection with obligations for futures contracts.

See accompanying notes to financial statements.

Nasdaq-100 Index FundPortfolio of Investments (Continued)8/31/26

Security Description	Shares / Par Value	Value

Common Stock (98.81%)

Basic Materials (7.78%)
Cabot Corp	11,272	$932,307
Centrus Energy Corp*	7,700	1,319,780
CF Industries Holdings Inc	23,000	2,990,690
Total Basic Materials		5,242,777

Consumer, Cyclical (8.55%)
Aramark	55,700	3,136,467
Freshpet Inc*	8,000	558,880
On Holding AG*	45,000	1,282,500
Warby Parker Inc*	32,000	787,200
Total Consumer, Cyclical		5,765,047

Consumer, Non-Cyclical (12.15%)
Bunge Global SA	27,000	3,137,670
Corteva Inc	20,000	1,692,600
Dexcom Inc*	11,000	1,001,660
elf Beauty Inc*	3,400	370,770
Siemens Healthineers AG (144A)	35,000	1,591,205
The Simply Good Foods Co*	19,000	217,550
Vital Farms Inc*	17,000	181,560
Total Consumer, Non-Cyclical		8,193,015

Energy (9.56%)
First Solar Inc*	8,722	1,760,972
Gaztransport Et Technigaz SA	14,000	3,412,571
Nextpower Inc*	10,000	820,300
Shoals Technologies Group Inc*	65,000	449,800
Total Energy		6,443,643

Financial (4.87%)
HA Sustainable Infrastructure Capital Inc	83,000	3,282,650

Industrial (41.98%)
AECOM	21,850	1,473,346

Futures contracts at August 31, 2026:

Contracts - $20 times premium / delivery month / commitment / exchange

Nasdaq 100 E-MINI	Notional Amount	Value	Unrealized Depreciation
150 / Sep 2026 / Long / CME	$89,123,930	$88,539,000	$(584,930)

Shelton Sustainable Equity FundPortfolio of Investments8/31/26

Security Description	Shares / Par Value	Value

Ag Growth International Inc	54,900	$530,798
Clean Harbors Inc*	6,000	1,891,500
Deere & Co	5,500	3,602,005
EnerSys	10,000	1,838,600
Gibraltar Industries Inc*	20,000	899,800
Itron Inc*	7,000	679,070
Johnson Controls International plc	17,500	2,419,200
Mirion Technologies Inc*	20,000	301,400
Schneider Electric SE	8,000	2,738,236
Siemens AG	8,000	2,654,583
Teledyne Technologies Inc*	3,750	2,298,563
Trane Technologies PLC	3,000	1,333,200
Valmont Industries Inc	4,000	1,878,640
Vertiv Holdings Co	9,000	2,328,480
Xylem Inc	13,000	1,431,430
Total Industrial		28,298,851

Technology (6.24%)
Bitgo Holdings Inc*	100,000	712,000
Box Inc*	35,000	1,252,300
KBR Inc	15,000	562,500
Lumentum Holdings Inc*	500	457,380
Samsara Inc*	30,000	1,225,500
Total Technology		4,209,680

Utilities (7.68%)
Clearway Energy Inc	25,000	793,750
Essential Utilities Inc	33,400	1,375,078
Net Power Inc*	200,000	356,000
Ormat Technologies Inc	26,000	2,652,000
Total Utilities		5,176,828

Total Common Stock (Cost $50,513,342)		66,612,491

United States Treasury Bills (0.29%)
United States Treasury Bill, 0.000%, B 09/17/26 (Cost $199,678)	$200,000	199,677

Security Description	Shares / Par Value	Value

Total Investments (Cost $50,713,020) (99.10%)		$66,812,168
Other Net Assets (0.90%)		603,888
Net Assets (100.00%)		$67,416,056

*Non-income producing security.

(144A)

Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of August 31, 2026, these securities had a total aggregate market value of $1,591,205, which represented approximately 2.36% of the Fund’s net assets.

See accompanying notes to financial statements.

Statements of Assets & Liabilities August 31, 2026

	Green California Tax-Free Income Fund	U.S. Government Securities Fund	The United States Treasury Trust	S&P 500 Index Fund	S&P MidCap Index Fund
Assets
Investments in securities
Cost of investments - unaffiliated	$33,696,671	$12,005,604	$22,808,857	$94,369,512	$70,822,236
Cost of investments - affiliated	—	—	—	—	—
Fair value of investments - unaffiliated (Note 1)	32,411,198	11,354,845	22,808,857	345,906,061	115,740,487
Fair value of investments - affiliated (Note 3)	—	—	—	—	—
Cash	336,258	95,938	336	87,338	46,162
Cash held at broker	—	—	—	—	—
Interest receivable	339,132	103,804	—	—	—
Dividend receivable	—	—	—	282,255	62,962
Reclaim receivable	—	—	—	112	—
Shareholder service fees receivable	—	75	—	—	—
CCO fees receivable	871	1,256	815	—	880
Variation margin receivable	—	—	—	—	—
Receivable for fund shares sold	1,352	5,516	1,721	57,332	24,568
Receivable for investment securities sold	—	—	—	—	—
Prepaid expenses	7,450	12,256	7,592	7,894	9,511
Total assets	$33,096,261	$11,573,690	$22,819,321	$346,340,992	$115,884,570

Liabilities
Written options, at value (proceeds $-, $-, $-, $-, $-, respectively)	—	—	—	—	—
Variation margin payable	—	—	—	6,900	3,680
Payable to investment advisor	13,920	4,899	9,914	73,675	40,260
Payable for investments purchased	—	—	—	—	—
Payable for fund shares repurchased	12,946	40	38,352	11,129	11,683
Distributions payable	17,366	1,045	433	—	—
Accrued 12b-1 fees	—	18	—	420	25
Accrued shareholder service fees	—	—	—	393	25
Accrued administration fees	1,876	661	1,336	19,854	6,781
Accrued CCO fees	—	—	—	361	—
Accrued custody fees	496	838	1,525	4,465	780
Accrued fund accounting fees	3,776	—	3,430	18,946	7,299
Accrued printing fees	—	—	—	—	—
Accrued state registration fees	2,415	2,968	6,700	557	6,202
Accrued transfer agent fees	10,484	11,812	6,905	7,644	11,617
Accrued trustee fees	—	80	—	—	—
Accrued audit fees	9,532	2,122	8,234	17,143	12,361
Accrued licensing fees	—	—	—	15,366	—
Accrued expenses	419	—	156	4,678	1,029
Total liabilities	73,230	24,483	76,985	181,531	101,742

Commitments And Contingencies (Note 2)

Net assets	$33,023,031	$11,549,207	$22,742,336	$346,159,461	$115,782,828

Net assets at August 31, 2026 consist of
Paid-in capital	$34,354,538	$13,299,187	$22,747,988	$86,217,418	$58,939,617
Distributable earnings/(loss)	(1,331,507)	(1,749,980)	(5,652)	259,942,043	56,843,211
Total net assets	$33,023,031	$11,549,207	$22,742,336	$346,159,461	$115,782,828

Net assets
Investor Shares	$33,023,031	$11,463,453	$22,742,336	$344,184,317	$115,666,366
K Shares		$85,754		$1,975,144	$116,462
Institutional Shares
Shares outstanding
Investor Shares (no par value, unlimited shares authorized)	3,180,450	1,268,351	22,754,682	3,659,541	3,950,871
K Shares (no par value, unlimited shares authorized)		9,495		21,089	4,199
Institutional Shares (no par value, unlimited shares authorized)
Net asset value per share
Investor Shares	$10.38	$9.04	$1.00	$94.05	$29.28
K Shares		$9.03		$93.66	$27.74
Institutional Shares

See accompanying notes to financial statements.

Statements of Assets & Liabilities August 31, 2026 (Continued)

	S&P SmallCap Index Fund	Shelton Equity Income Fund	Nasdaq-100 Index Fund	Shelton Sustainable Equity Fund
Assets
Investments in securities
Cost of investments - unaffiliated	$31,985,961	$1,052,183,136	$742,977,185	$50,713,020
Cost of investments - affiliated	—	47,965,667	—	—
Fair value of investments - unaffiliated (Note 1)	48,964,730	1,102,857,474	2,268,359,058	66,812,168
Fair value of investments - affiliated (Note 3)	—	56,366,905	—	—
Cash	53,694	6,594,227	18,751	14,133
Cash held at broker	—	1,061,870	—	—
Interest receivable	—	—	—	—
Dividend receivable	39,969	907,238	885,836	45,400
Reclaim receivable	—	11,451	—	125,759
Shareholder service fees receivable	—	—	—	—
CCO fees receivable	977	10,464	—	—
Variation margin receivable	—	—	63,750	—
Receivable for fund shares sold	5,954	2,001,107	46,839,946	12,716
Receivable for investment securities sold	—	—	—	541,989
Prepaid expenses	7,505	197,924	365,530	5,827
Total assets	$49,072,829	$1,170,008,660	$2,316,532,871	$67,557,992

Liabilities
Written options, at value (proceeds $-, $11,728,104, $-, $-, respectively)	—	11,037,626	—	—
Variation margin payable	2,820	—	—	—
Payable to investment advisor	21,323	428,310	481,881	43,775
Payable for investments purchased	—	4,963,272	—	—
Payable for fund shares repurchased	67,740	1,106,848	46,521,203	8,404
Distributions payable	—	7	—	—
Accrued 12b-1 fees	41	17	9,836	—
Accrued shareholder service fees	41	17	458,229	12,627
Accrued administration fees	2,873	65,775	129,855	3,932
Accrued CCO fees	—	—	10,938	632
Accrued custody fees	775	—	30,803	4,998
Accrued fund accounting fees	3,718	39,081	129,406	13,031
Accrued printing fees	—	—	—	6,744
Accrued state registration fees	2,349	—	—	8,400
Accrued transfer agent fees	12,140	68,613	58,305	16,341
Accrued trustee fees	—	—	—	—
Accrued audit fees	8,412	11,332	32,103	15,464
Accrued licensing fees	9,489	—	—	6,917
Accrued expenses	312	9,358	43,324	671
Total liabilities	132,033	17,730,256	47,905,883	141,936

Commitments And Contingencies (Note 2)

Net assets	$48,940,796	$1,152,278,404	$2,268,626,988	$67,416,056

Net assets at August 31, 2026 consist of
Paid-in capital	$25,734,607	$1,037,613,471	$636,581,886	$76,301,772
Distributable earnings/(loss)	23,206,189	114,664,933	1,632,045,102	(8,885,716)
Total net assets	$48,940,796	$1,152,278,404	$2,268,626,988	$67,416,056

Net assets
Investor Shares	$48,752,978	$1,152,199,013	$2,064,192,509	$58,283,888
K Shares	$187,818	$79,391	$46,194,960
Institutional Shares			$158,239,519	$9,132,168
Shares outstanding
Investor Shares (no par value, unlimited shares authorized)	1,942,820	62,306,323	38,970,069	1,550,058
K Shares (no par value, unlimited shares authorized)	7,866	4,667	916,179
Institutional Shares (no par value, unlimited shares authorized)			2,978,328	241,530
Net asset value per share
Investor Shares	$25.09	$18.49	$52.97	$37.60
K Shares	$23.88	$17.01	$50.42
Institutional Shares			$53.13	$37.81

See accompanying notes to financial statements.

Statements of Operations For the year ended August 31, 2026

	Green California Tax-Free Income Fund	U.S. Government Securities Fund	The United States Treasury Trust	S&P 500 Index Fund	S&P MidCap Index Fund
Investment income
Interest income	$1,098,323	$453,426	$959,840	$105,411	$38,918
Dividend income (tax withheld: $-, $-, $-, $1,001, $868, respectively)	—	—	—	3,720,130	1,467,662
Dividend income from affiliates (Note 3)	—	—	—	—	—
Securities lending income	—	—	—	4,284	1,094
Total	1,098,323	453,426	959,840	3,829,825	1,507,674

Expenses
Management fees (Note 2)	165,526	56,482	126,769	806,191	445,859
Administration fees (Note 2)	22,466	7,666	17,212	218,792	75,638
Transfer agent fees	15,387	14,666	16,726	30,559	24,150
Accounting services	22,132	17,363	17,005	50,144	32,118
Custodian fees	1,465	986	2,005	15,524	9,349
Broker fees	—	—	—	—	—
Legal and audit fees	15,834	14,471	13,805	41,483	29,903
CCO fees (Note 2)	2,111	714	1,585	21,046	7,170
Trustees fees	5,530	5,496	5,423	5,759	5,707
Insurance	743	249	568	7,465	2,550
Printing	14,082	13,753	11,898	25,744	18,138
Registration and dues	5,012	10,904	6,699	25,856	14,310
12b-1 fees Class K (Note 2)	—	303	—	4,935	897
Shareholder service fees Class K (Note 2)	—	303	—	4,935	897
Shareholder service fees Investor Class (Note 2)	—	—	—	—	—
Licensing fee	—	—	—	53,576	21,303
Total expenses	270,288	143,356	219,695	1,312,009	687,989
Less reimbursement from manager (Note 2)	—	(57,352)	—	—	—
Less reimbursement from manager related to affiliated fund investments (Note 2)	—	—	—	—	—
Net expenses	270,288	86,004	219,695	1,312,009	687,989
Net investment income	828,035	367,422	740,145	2,517,816	819,685

Realized and unrealized gain/(loss) on investments
Net realized gain/(loss) from security transactions and foreign currency	178,770	(135,186)	985	8,031,119	13,223,067
Net realized gain/(loss) from security transactions of affiliated investments (Note 3)	—	—	—	—	—
Net realized gain/(loss) from futures contracts	—	—	—	454,195	116,808
Net realized gain/(loss) from written options contracts	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	85,914	(165,553)	—	48,002,248	2,799,621
Change in unrealized appreciation/(depreciation) of affiliated investments (Note 3)	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of futures	—	—	—	34,470	(4,660)
Change in unrealized appreciation/(depreciation) of written options contracts	—	—	—	—	—
Net realized and unrealized gain/(loss) on investments	264,684	(300,739)	985	56,522,032	16,134,836
Net increase/(decrease) in net assets resulting from operations	$1,092,719	$66,683	$741,130	$59,039,848	$16,954,521

See accompanying notes to financial statements.

Statements of Operations For the year ended August 31, 2026 (Continued)

	S&P SmallCap Index Fund	Shelton Equity Income Fund	Nasdaq-100 Index Fund	Shelton Sustainable Equity Fund
Investment income
Interest income	$25,048	$2,561,094	$790,762	$37,875
Dividend income (tax withheld: $848, $12,459, $53,292, $48,365, respectively)	792,452	12,027,877	13,425,072	890,727
Dividend income from affiliates (Note 3)	—	333,525	77,507	—
Securities lending income	617	—	13,192	—
Total	818,117	14,922,496	14,306,533	928,602

Expenses
Management fees (Note 2)	257,000	5,005,203	5,333,120	536,584
Administration fees (Note 2)	34,905	721,797	1,447,123	48,622
Transfer agent fees	18,798	339,741	159,706	23,559
Accounting services	36,644	89,779	168,142	20,241
Custodian fees	7,379	32,370	74,046	11,284
Broker fees	—	36	—	—
Legal and audit fees	27,641	68,756	121,753	22,715
CCO fees (Note 2)	3,366	60,843	133,903	4,604
Trustees fees	5,789	5,135	5,678	5,539
Insurance	1,246	21,591	46,954	1,641
Printing	20,504	107,155	41,202	15,963
Registration and dues	14,143	64,845	108,308	28,371
12b-1 fees Class K (Note 2)	1,162	260	109,487	—
Shareholder service fees Class K (Note 2)	1,162	260	109,487	—
Shareholder service fees Investor Class (Note 2)	—	—	4,990,642	155,851
Licensing fee	14,597	—	353,748	12,909
Total expenses	444,336	6,517,771	13,203,299	887,883
Less reimbursement from manager (Note 2)	—	—	(2,296,525)	—
Less reimbursement from manager related to affiliated fund investments (Note 2)	—	(215,433)	(13,261)	—
Net expenses	444,336	6,302,338	10,893,513	887,883
Net investment income	373,781	8,620,158	3,413,020	40,719

Realized and unrealized gain/(loss) on investments
Net realized gain/(loss) from security transactions and foreign currency	8,365,290	83,560,165	105,755,112	(1,605,369)
Net realized gain/(loss) from security transactions of affiliated investments (Note 3)	—	—	1,900,716	—
Net realized gain/(loss) from futures contracts	84,853	—	7,021,727	—
Net realized gain/(loss) from written options contracts	—	21,831,431	—	—
Change in unrealized appreciation/(depreciation) of investments	2,065,146	33,194,834	378,630,806	8,209,236
Change in unrealized appreciation/(depreciation) of affiliated investments (Note 3)	—	8,401,238	—	—
Change in unrealized appreciation/(depreciation) of futures	(22,470)	—	(205,740)	—
Change in unrealized appreciation/(depreciation) of written options contracts	—	404,460	—	—
Net realized and unrealized gain/(loss) on investments	10,492,819	147,392,128	493,102,621	6,603,867
Net increase/(decrease) in net assets resulting from operations	$10,866,600	$156,012,286	$496,515,641	$6,644,586

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	Green California Tax-Free Income Fund		U.S. Government Securities Fund		The United States Treasury Trust
	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2026	Year Ended August 31, 2025
Operations
Net investment income/(loss)	$828,035	$796,571	$367,422	$436,609	$740,145	$921,832
Net realized gain/(loss) from security transactions and foreign currency	178,770	8,141	(135,186)	(136,327)	985	308
Net realized gain/(loss) from security transactions of affiliated investments (Note 3)	—	—	—	—	—	—
Net realized gain/(loss) from futures contracts	—	—	—	—	—	—
Net realized gain/(loss) from written options contracts	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	85,914	(1,273,464)	(165,553)	(198,745)	—	—
Change in unrealized appreciation/(depreciation) of affiliated investments (Note 3)	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of futures	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of written options contracts	—	—	—	—	—	—
Net increase/(decrease) in net assets resulting from operations	1,092,719	(468,752)	66,683	101,537	741,130	922,140

Distributions to shareholders
Distributions
Investor Shares	(978,140)	(795,302)	(359,018)	(435,351)	(740,505)	(922,302)
K Shares	—	—	(3,256)	(3,380)	—	—
Institutional Shares	—	—	—	—	—	—

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	(653,884)	(3,853,325)	(1,621,610)	(961,624)	(3,229,216)	1,507,514
Total increase/(decrease)	(539,305)	(5,117,379)	(1,917,201)	(1,298,818)	(3,228,591)	1,507,352

Net assets
Beginning of year	33,562,336	38,679,715	13,466,408	14,765,226	25,970,927	24,463,575
End of year	$33,023,031	$33,562,336	$11,549,207	$13,466,408	$22,742,336	$25,970,927

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	S&P 500 Index Fund		S&P MidCap Index Fund		S&P SmallCap Index Fund
	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2026	Year Ended August 31, 2025
Operations
Net investment income/(loss)	$2,517,816	$2,608,714	$819,685	$946,653	$373,781	$336,766
Net realized gain/(loss) from security transactions and foreign currency	8,031,119	33,693,004	13,223,067	3,658,694	8,365,290	2,195,641
Net realized gain/(loss) from security transactions of affiliated investments (Note 3)	—	—	—	—	—	—
Net realized gain/(loss) from futures contracts	454,195	224,274	116,808	(68,193)	84,853	(65,755)
Net realized gain/(loss) from written options contracts	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	48,002,248	4,275,889	2,799,621	1,684,369	2,065,146	(1,331,176)
Change in unrealized appreciation/(depreciation) of affiliated investments (Note 3)	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of futures	34,470	(36,063)	(4,660)	(15,960)	(22,470)	1,415
Change in unrealized appreciation/(depreciation) of written options contracts	—	—	—	—	—	—
Net increase/(decrease) in net assets resulting from operations	59,039,848	40,765,818	16,954,521	6,205,563	10,866,600	1,136,891

Distributions to shareholders
Distributions
Investor Shares	(11,188,063)	(36,362,919)	(5,768,913)	(10,987,371)	(4,368,268)	(5,119,928)
K Shares	(58,584)	(251,071)	(21,869)	(50,976)	(51,641)	(70,685)
Institutional Shares	—	—	—	—	—	—

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	(1,989,483)	15,596,346	(3,481,036)	1,078,898	(9,209,384)	793,932
Total increase/(decrease)	45,803,718	19,748,174	7,682,703	(3,753,886)	(2,762,693)	(3,259,790)

Net assets
Beginning of year	300,355,743	280,607,569	108,100,125	111,854,011	51,703,489	54,963,279
End of year	$346,159,461	$300,355,743	$115,782,828	$108,100,125	$48,940,796	$51,703,489

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	Shelton Equity Income Fund		Nasdaq-100 Index Fund		Shelton Sustainable Equity Fund
	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2026	Year Ended August 31, 2025
Operations
Net investment income/(loss)	$8,620,158	$9,379,979	$3,413,020	$5,193,387	$40,719	$134,679
Net realized gain/(loss) from security transactions and foreign currency	83,560,165	86,534,414	105,755,112	204,349,966	(1,605,369)	2,553,366
Net realized gain/(loss) from security transactions of affiliated investments (Note 3)	—	—	1,900,716	—	—	—
Net realized gain/(loss) from futures contracts	—	—	7,021,727	5,177,455	—	—
Net realized gain/(loss) from written options contracts	21,831,431	6,529,944	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	33,194,834	(26,398,958)	378,630,806	124,375,780	8,209,236	210,476
Change in unrealized appreciation/(depreciation) of affiliated investments (Note 3)	8,401,238	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of futures	—	—	(205,740)	(554,485)	—	—
Change in unrealized appreciation/(depreciation) of written options contracts	404,460	1,176,639	—	—	—	—
Net increase/(decrease) in net assets resulting from operations	156,012,286	77,222,018	496,515,641	338,542,103	6,644,586	2,898,521

Distributions to shareholders
Distributions
Investor Shares	(93,124,140)	(78,460,112)	(68,909,357)	(147,641,587)	(121,039)	(160,816)
K Shares	(10,233)	(15,682)	(1,487,283)	(3,101,431)	—	—
Institutional Shares	—	—	(3,107,422)	(3,490,960)	(38,950)	(33,272)

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	102,263,554	240,887,799	(143,255,817)	(13,976,114)	(15,087,538)	(39,924,308)
Total increase/(decrease)	165,141,467	239,634,023	279,755,762	170,332,011	(8,602,941)	(37,219,875)

Net assets
Beginning of year	987,136,937	747,502,914	1,988,871,226	1,818,539,215	76,018,997	113,238,872
End of year	$1,152,278,404	$987,136,937	$2,268,626,988	$1,988,871,226	$67,416,056	$76,018,997

See accompanying notes to financial statements.

Statements of Changes in Net Assets August 31, 2026

Green California Tax-Free Income Fund	Investor Shares
	Year Ended August 31, 2026		Year Ended August 31, 2025
	Shares	Value	Shares	Value
Shares sold	281,099	$2,977,118	73,082	$766,602
Shares issued in reinvestment of distributions	74,057	783,966	62,495	656,799
Shares repurchased	(416,362)	(4,414,968)	(496,431)	(5,276,726)
Net increase/(decrease)	(61,206)	$(653,884)	(360,854)	$(3,853,325)

U.S. Government Securities Fund	Investor Shares				K Shares
	Year Ended August 31, 2026		Year Ended August 31, 2025		Year Ended August 31, 2026		Year Ended August 31, 2025
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	374,208	$3,486,626	280,672	$2,622,457	2,040	$19,011	2,074	$19,277
Shares issued in reinvestment of distributions	37,161	344,964	45,141	420,871	350	3,256	362	3,380
Shares repurchased	(573,634)	(5,399,449)	(431,752)	(4,025,933)	(8,139)	(76,018)	(178)	(1,676)
Net increase/(decrease)	(162,265)	$(1,567,859)	(105,939)	$(982,605)	(5,749)	$(53,751)	2,258	$20,981

The United States Treasury Trust	Investor Shares
	Year Ended August 31, 2026	Year Ended August 31, 2025
	Shares and Value*	Shares and Value*
Shares sold	$44,877,346	$41,224,569
Shares issued in reinvestment of distributions	727,515	909,433
Shares repurchased	(48,834,077)	(40,626,488)
Net increase/(decrease)	$(3,229,216)	$1,507,514

S&P 500 Index Fund	Investor Shares				K Shares
	Year Ended August 31, 2026		Year Ended August 31, 2025		Year Ended August 31, 2026		Year Ended August 31, 2025
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	505,770	$44,166,547	341,676	$26,147,757	251	$21,453	2,933	$220,636
Shares issued in reinvestment of distributions	103,364	8,689,420	380,504	28,891,488	700	58,552	3,318	250,952
Shares repurchased	(615,761)	(54,108,892)	(530,272)	(39,766,301)	(9,780)	(816,563)	(1,869)	(148,186)
Net increase/(decrease)	(6,627)	$(1,252,925)	191,908	$15,272,944	(8,829)	$(736,558)	4,382	$323,402

S&P MidCap Index Fund	Investor Shares				K Shares
	Year Ended August 31, 2026		Year Ended August 31, 2025		Year Ended August 31, 2026		Year Ended August 31, 2025
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	429,586	$11,801,118	112,188	$2,925,816	575	$14,798	437	$10,729
Shares issued in reinvestment of distributions	209,799	5,451,784	383,003	10,453,814	891	21,856	1,955	50,930
Shares repurchased	(742,772)	(20,389,165)	(475,948)	(12,234,868)	(13,969)	(381,427)	(5,156)	(127,523)
Net increase/(decrease)	(103,387)	$(3,136,263)	19,243	$1,144,762	(12,503)	$(344,773)	(2,764)	$(65,864)

*Each Share of this fund is worth $1.00.

See accompanying notes to financial statements.

Statements of Changes in Net Assets August 31, 2026 (Continued)

S&P SmallCap Index Fund	Investor Shares				K Shares
	Year Ended August 31, 2026		Year Ended August 31, 2025		Year Ended August 31, 2026		Year Ended August 31, 2025
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	987,731	$22,357,970	145,081	$3,146,289	598	$12,910	1,033	$21,328
Shares issued in reinvestment of distributions	195,361	4,132,441	206,301	4,853,470	2,573	51,641	3,124	70,685
Shares repurchased	(1,533,507)	(35,236,850)	(331,184)	(7,140,108)	(23,917)	(527,496)	(7,879)	(157,732)
Net increase/(decrease)	(350,415)	$(8,746,439)	20,198	$859,651	(20,746)	$(462,945)	(3,722)	$(65,719)

Shelton Equity Income Fund	Investor Shares				K Shares
	Year Ended August 31, 2026		Year Ended August 31, 2025		Year Ended August 31, 2026		Year Ended August 31, 2025
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	21,256,976	$375,701,012	22,302,987	$383,056,572	575	$9,361	527	$8,450
Shares issued in reinvestment of distributions	4,809,818	83,084,284	4,171,638	70,766,958	638	10,233	987	15,682
Shares repurchased	(20,166,230)	(356,422,855)	(12,628,623)	(212,958,927)	(7,338)	(118,481)	(59)	(936)
Net increase/(decrease)	5,900,564	$102,362,441	13,846,002	$240,864,603	(6,125)	$(98,887)	1,455	$23,196

Nasdaq-100 Index Fund	Investor Shares				K Shares
	Year Ended August 31, 2026		Year Ended August 31, 2025		Year Ended August 31, 2026		Year Ended August 31, 2025
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	5,973,492	$285,925,699	8,967,118	$354,803,913	31,964	$1,452,934	46,129	$1,744,620
Shares issued in reinvestment of distributions	1,423,682	65,087,967	3,604,613	140,005,946	34,148	1,485,423	83,571	3,096,527
Shares repurchased	(11,948,991)	(572,697,100)	(13,403,526)	(526,825,142)	(140,164)	(6,408,271)	(103,356)	(3,815,625)
Net increase/(decrease)	(4,551,817)	$(221,683,434)	(831,795)	$(32,015,283)	(74,052)	$(3,469,914)	26,344	$1,025,522

Nasdaq-100 Index Fund	Institutional Shares
	Year Ended August 31, 2026		Year Ended August 31, 2025
	Shares	Value	Shares	Value
Shares sold	2,421,940	$119,061,565	653,470	$26,939,976
Shares issued in reinvestment of distributions	57,856	2,659,259	76,604	2,984,265
Shares repurchased	(837,058)	(39,823,293)	(334,581)	(12,910,594)
Net increase/(decrease)	1,642,738	$81,897,531	395,493	$17,013,647

Shelton Sustainable Equity Fund	Investor Shares				Institutional Shares
	Year Ended August 31, 2026		Year Ended August 31, 2025		Year Ended August 31, 2026		Year Ended August 31, 2025
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	100,574	$3,691,234	145,594	$4,610,417	53,038	$1,928,107	143,788	$4,663,603
Shares issued in reinvestment of distributions	3,253	110,589	4,820	147,499	1,112	37,969	1,049	32,236
Shares repurchased	(491,556)	(17,830,460)	(1,407,324)	(44,631,446)	(83,784)	(3,024,977)	(149,959)	(4,746,617)
Net increase/(decrease)	(387,729)	$(14,028,637)	(1,256,910)	$(39,873,530)	(29,634)	$(1,058,901)	(5,122)	$(50,778)

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period

Green California Tax-Free Income Fund Investor Shares	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022
Net asset value, beginning of year	$10.35	$10.74	$10.51	$10.66	$11.65
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.27	0.24	0.23	0.23	0.21
Net gain/(loss) on securities (both realized and unrealized)	0.07	(0.39)	0.24	(0.14)	(0.98)
Total from investment operations	0.34	(0.15)	0.47	0.09	(0.77)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.31)	(0.24)	(0.24)	(0.24)	(0.22)
Distributions from capital gains	—	—	—	—	—
Total distributions	(0.31)	(0.24)	(0.24)	(0.24)	(0.22)
Net asset value, end of year or period	$10.38	$10.35	$10.74	$10.51	$10.66

Total return	3.31%	(1.41)%	4.53%	0.81%	(6.68)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$33,023	$33,562	$38,680	$41,954	$46,580
Ratio of expenses to average net assets	0.82%	0.81%	0.80%	0.70%	0.76%
Ratio of net investment income/(loss) to average net assets	2.50%	2.27%	2.20%	2.18%	1.86%
Portfolio turnover	55%	40%	19%	26%	15%

(a)Calculated based upon average shares outstanding.

U.S. Government Securities Fund Investor Shares	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022
Net asset value, beginning of year	$9.31	$9.53	$9.36	$9.65	$10.59
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.30	0.29	0.27	0.17	0.11
Net gain/(loss) on securities (both realized and unrealized)	(0.27)	(0.22)	0.18	(0.28)	(0.92)
Total from investment operations	0.03	0.07	0.45	(0.11)	(0.81)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.30)	(0.29)	(0.28)	(0.18)	(0.13)
Total distributions	(0.30)	(0.29)	(0.28)	(0.18)	(0.13)
Net asset value, end of year or period	$9.04	$9.31	$9.53	$9.36	$9.65

Total return	0.28%	0.79%	4.89%	(1.17)%	(7.72)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$11,463	$13,324	$14,641	$14,110	$15,006
Ratio of expenses to average net assets:
Before expense reimbursements	1.26%	1.15%	1.15%	0.87%	1.08%
After expense reimbursements(b)	0.76%	0.76%	0.76%	0.73%	0.75%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	2.75%	2.72%	2.56%	1.68%	0.80%
After expense reimbursements	3.26%	3.11%	2.94%	1.81%	1.12%
Portfolio turnover	28%	52%	21%	46%	9%

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

U.S. Government Securities Fund K Shares	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022
Net asset value, beginning of year	$9.31	$9.53	$9.37	$9.67	$10.61
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.25	0.24	0.22	0.12	0.06
Net gain/(loss) on securities (both realized and unrealized)	(0.27)	(0.22)	0.18	(0.29)	(0.92)
Total from investment operations	(0.02)	0.02	0.40	(0.17)	(0.86)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.26)	(0.24)	(0.24)	(0.13)	(0.08)
Total distributions	(0.26)	(0.24)	(0.24)	(0.13)	(0.08)
Net asset value, end of year or period	$9.03	$9.31	$9.53	$9.37	$9.67

Total return	(0.23)%	0.27%	4.40%	(1.76)%	(8.14)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$86	$142	$124	$602	$787
Ratio of expenses to average net assets:
Before expense reimbursements	1.81%	1.64%	1.72%	1.38%	1.58%
After expense reimbursements(b)	1.26%	1.26%	1.27%	1.23%	1.25%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	2.18%	2.23%	1.94%	1.11%	0.28%
After expense reimbursements	2.73%	2.61%	2.39%	1.25%	0.62%
Portfolio turnover	28%	52%	21%	46%	9%

(a)Calculated based upon average shares outstanding.

(b)CCO fees are not included in the expense limitation.

The United States Treasury Trust Investor Shares	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023		Year Ended August 31, 2022
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.03	0.04	0.04	0.03		—	(b)
Net gain/(loss) on securities (both realized and unrealized)	—	—	—	0.01		—
Total from investment operations	0.03	0.04	0.04	0.04		—
LESS DISTRIBUTIONS
Dividends from net investment income	(0.03)	(0.04)	(0.04)	(0.04)		—
Distributions from capital gains	—	—	—	—	(b)	—
Total distributions	(0.03)	(0.04)	(0.04)	(0.04)		—
Net asset value, end of year or period	$1.00	$1.00	$1.00	$1.00		$1.00

Total return	2.96%	3.65%	4.55%	3.73%		0.20%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$22,742	$25,971	$24,464	$24,873		$31,334
Ratio of expenses to average net assets:
Before expense reimbursements	0.87%	0.88%	0.89%	0.87%		0.81%
After expense reimbursements	0.87%	0.88%	0.89%	0.73	%(c)	0.24	%(c)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	2.92%	3.60%	4.46%	3.23%		(0.37)%
After expense reimbursements	2.92%	3.60%	4.46%	3.37%		0.19%

(a)Calculated based upon average shares outstanding.

(b)Less than $0.01 per share.

(c)CCO Fees are not included in the expense limitation.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

S&P 500 Index Fund Investor Shares	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022
Net asset value, beginning of year	$81.27	$80.18	$68.72	$62.40	$74.67
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.68	0.71	0.76	0.82	0.73
Net gain/(loss) on securities (both realized and unrealized)	15.13	10.80	16.25	8.51	(8.86)
Total from investment operations	15.81	11.51	17.01	9.33	(8.13)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.68)	(0.75)	(0.74)	(0.89)	(0.79)
Distributions from capital gains	(2.35)	(9.67)	(4.81)	(2.12)	(3.35)
Total distributions	(3.03)	(10.42)	(5.55)	(3.01)	(4.14)
Net asset value, end of year or period	$94.05	$81.27	$80.18	$68.72	$62.40

Total return	19.93%	15.40%	26.64%	15.54%	(11.54)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$344,184	$297,934	$278,567	$228,102	$208,367
Ratio of expenses to average net assets:	0.40%	0.42%	0.43%	0.41%	0.43%
Ratio of net investment income/(loss) to average net assets	0.78%	0.92%	1.06%	1.33%	1.06%
Portfolio turnover	3%	10%	7%	1%	3%

S&P 500 Index Fund K Shares	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022
Net asset value, beginning of year	$80.95	$79.90	$68.50	$62.20	$74.45
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.25	0.32	0.41	0.51	0.37
Net gain/(loss) on securities (both realized and unrealized)	15.08	10.76	16.20	8.49	(8.83)
Total from investment operations	15.33	11.08	16.61	9.00	(8.46)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.27)	(0.36)	(0.40)	(0.58)	(0.44)
Distributions from capital gains	(2.35)	(9.67)	(4.81)	(2.12)	(3.35)
Total distributions	(2.62)	(10.03)	(5.21)	(2.70)	(3.79)
Net asset value, end of year or period	$93.66	$80.95	$79.90	$68.50	$62.20

Total return	19.34%	14.82%	26.02%	14.97%	(11.99)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$1,975	$2,422	$2,040	$2,353	$2,130
Ratio of expenses to average net assets	0.91%	0.92%	0.93%	0.91%	0.93%
Ratio of net investment income/(loss) to average net assets	0.29%	0.42%	0.58%	0.83%	0.55%
Portfolio turnover	3%	10%	7%	1%	3%

(a)Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

S&P MidCap Index Fund Investor Shares	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022
Net asset value, beginning of year	$26.56	$27.59	$24.93	$24.55	$30.45
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.20	0.23	0.24	0.26	0.24
Net gain/(loss) on securities (both realized and unrealized)	3.97	1.49	3.89	2.22	(3.26)
Total from investment operations	4.17	1.72	4.13	2.48	(3.02)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.22)	(0.25)	(0.22)	(0.31)	(0.37)
Distributions from capital gains	(1.23)	(2.50)	(1.25)	(1.79)	(2.51)
Total distributions	(1.45)	(2.75)	(1.47)	(2.10)	(2.88)
Net asset value, end of year or period	$29.28	$26.56	$27.59	$24.93	$24.55

Total return	16.45%	6.06%	17.73%	10.50%	(10.66)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$115,666	$107,678	$111,341	$108,031	$108,466
Ratio of expenses to average net assets	0.62%	0.63%	0.64%	0.58%	0.62%
Ratio of net investment income/(loss) to average net assets	0.74%	0.89%	0.96%	1.06%	0.88%
Portfolio turnover	18%	12%	19%	13%	12%

S&P MidCap Index Fund K Shares	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022
Net asset value, beginning of year	$25.25	$26.34	$23.85	$23.57	$29.32
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.06	0.09	0.12	0.13	0.10
Net gain/(loss) on securities (both realized and unrealized)	3.76	1.44	3.71	2.12	(3.12)
Total from investment operations	3.82	1.53	3.83	2.25	(3.02)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.10)	(0.12)	(0.09)	(0.18)	(0.22)
Distributions from capital gains	(1.23)	(2.50)	(1.25)	(1.79)	(2.51)
Total distributions	(1.33)	(2.62)	(1.34)	(1.97)	(2.73)
Net asset value, end of year or period	$27.74	$25.25	$26.34	$23.85	$23.57

Total return	15.86%	5.54%	17.19%	9.88%	(11.05)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$116	$422	$513	$714	$761
Ratio of expenses to average net assets	1.13%	1.13%	1.14%	1.08%	1.12%
Ratio of net investment income/(loss) to average net assets	0.24%	0.38%	0.49%	0.68%	0.37%
Portfolio turnover	18%	12%	19%	13%	12%

(a)Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

S&P SmallCap Index Fund Investor Shares	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022
Net asset value, beginning of year	$22.28	$23.86	$21.25	$22.18	$27.78
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.17	0.14	0.18	0.22	0.19
Net gain/(loss) on securities (both realized and unrealized)	4.59	0.56	3.20	0.97	(3.29)
Total from investment operations	4.76	0.70	3.38	1.19	(3.10)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.21)	(0.23)	(0.18)	(0.26)	(0.25)
Distributions from capital gains	(1.74)	(2.05)	(0.59)	(1.86)	(2.25)
Total distributions	(1.95)	(2.28)	(0.77)	(2.12)	(2.50)
Net asset value, end of year or period	$25.09	$22.28	$23.86	$21.25	$22.18

Total return	23.10%	2.51%	16.58%	5.47%	(12.15)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$48,753	$51,094	$54,223	$50,383	$54,011
Ratio of expenses to average net assets	0.86%	0.86%	0.88%	0.72%	0.80%
Ratio of net investment income/(loss) to average net assets	0.73%	0.66%	0.86%	1.06%	0.76%
Portfolio turnover	27%	20%	26%	12%	14%

S&P SmallCap Index Fund K Shares	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022
Net asset value, beginning of year	$21.31	$22.90	$20.41	$21.37	$26.85
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.06	0.03	0.08	0.11	0.06
Net gain/(loss) on securities (both realized and unrealized)	4.38	0.55	3.06	0.94	(3.17)
Total from investment operations	4.44	0.58	3.14	1.05	(3.11)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.13)	(0.12)	(0.06)	(0.15)	(0.12)
Distributions from capital gains	(1.74)	(2.05)	(0.59)	(1.86)	(2.25)
Total distributions	(1.87)	(2.17)	(0.65)	(2.01)	(2.37)
Net asset value, end of year or period	$23.88	$21.31	$22.90	$20.41	$21.37

Total return	22.51%	2.00%	16.02%	4.94%	(12.60)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$188	$610	$740	$1,757	$1,854
Ratio of expenses to average net assets	1.39%	1.36%	1.41%	1.22%	1.31%
Ratio of net investment income/(loss) to average net assets	0.26%	0.16%	0.38%	0.56%	0.27%
Portfolio turnover	27%	20%	26%	12%	14%

(a)Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Shelton Equity Income Fund Investor Shares	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022
Net asset value, beginning of year	$17.50	$17.56	$16.20	$15.72	$19.31
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.14	0.19	0.21	0.23	0.16
Net gain/(loss) on securities (both realized and unrealized)	2.41	1.35	2.89	1.77	(1.71)
Total from investment operations	2.55	1.54	3.10	2.00	(1.55)
LESS DISTRIBUTIONS
Dividends from net investment income	(1.52)	(1.60)	(1.47)	(1.30)	(1.61)
Distributions from capital gains	(0.04)	—	(0.27)	(0.22)	(0.43)
Total distributions	(1.56)	(1.60)	(1.74)	(1.52)	(2.04)
Net asset value, end of year or period	$18.49	$17.50	$17.56	$16.20	$15.72

Total return	15.55%	9.38%	20.53%	13.65%	(8.72)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$1,152,199	$986,961	$747,349	$524,125	$360,196
Ratio of expenses to average net assets	0.61%	0.64%	0.67%	0.69%	0.72%
Ratio of net investment income/(loss) to average net assets	0.81%	1.09%	1.29%	1.51%	0.91%
Portfolio turnover	76%	48%	74%	79%	49%

Shelton Equity Income Fund K Shares	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022
Net asset value, beginning of year	$16.30	$16.54	$15.42	$15.01	$18.69
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.04	0.09	0.13	0.15	0.05
Net gain/(loss) on securities (both realized and unrealized)	2.23	1.27	2.74	1.68	(1.62)
Total from investment operations	2.27	1.36	2.87	1.83	(1.57)
LESS DISTRIBUTIONS
Dividends from net investment income	(1.52)	(1.60)	(1.48)	(1.20)	(1.68)
Distributions from capital gains	(0.04)	—	(0.27)	(0.22)	(0.43)
Total distributions	(1.56)	(1.60)	(1.75)	(1.42)	(2.11)
Net asset value, end of year or period	$17.01	$16.30	$16.54	$15.42	$15.01

Total return	14.95%	8.84%	19.97%	13.07%	(9.17)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$79	$176	$154	$619	$654
Ratio of expenses to average net assets	1.10%	1.14%	1.19%	1.19%	1.23%
Ratio of net investment income/(loss) to average net assets	0.25%	0.59%	0.86%	0.99%	0.30%
Portfolio turnover	76%	48%	74%	79%	49%

(a)Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Nasdaq-100 Index Fund Investor Shares	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022
Net asset value, beginning of year	$43.42	$39.35	$33.50	$27.28	$35.45
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.07	0.11	0.16	0.13	0.09
Net gain/(loss) on securities (both realized and unrealized)	11.11	7.31	8.25	6.99	(7.31)
Total from investment operations	11.18	7.42	8.41	7.12	(7.22)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.08)	(0.12)	(0.16)	(0.13)	(0.07)
Distributions from capital gains	(1.55)	(3.23)	(2.40)	(0.77)	(0.88)
Total distributions	(1.63)	(3.35)	(2.56)	(0.90)	(0.95)
Net asset value, end of year or period	$52.97	$43.42	$39.35	$33.50	$27.28

Total return	26.37%	19.90%	26.82%	27.05%	(20.95)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$2,064,193	$1,889,700	$1,745,142	$1,287,407	$971,812
Ratio of expenses to average net assets:
Before expense reimbursements	0.62%	0.64%	0.64%	0.66%	0.63%
After expense reimbursements(b)	0.52%	0.52%	0.51%	0.50%	0.50%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.05%	0.16%	0.32%	0.30%	0.16%
After expense reimbursements	0.15%	0.28%	0.44%	0.46%	0.29%
Portfolio turnover	15%	15%	11%	22%	6%

Nasdaq-100 Index Fund K Shares	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022
Net asset value, beginning of year	$41.43	$37.68	$32.18	$26.23	$34.21
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	(0.04)	0.01	0.05	0.01	(0.07)
Net gain/(loss) on securities (both realized and unrealized)	10.58	6.99	7.90	6.73	(7.03)
Total from investment operations	10.54	7.00	7.95	6.74	(7.10)
LESS DISTRIBUTIONS
Dividends from net investment income	—	(0.02)	(0.05)	(0.02)	—
Distributions from capital gains	(1.55)	(3.23)	(2.40)	(0.77)	(0.88)
Total distributions	(1.55)	(3.25)	(2.45)	(0.79)	(0.88)
Net asset value, end of year or period	$50.42	$41.43	$37.68	$32.18	$26.23

Total return	26.04%	19.62%	26.41%	26.56%	(21.36)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$46,195	$41,024	$36,321	$32,048	$27,273
Ratio of expenses to average net assets:
Before expense reimbursements	0.87%	0.89%	0.89%	0.91%	1.02%
After expense reimbursements(b)	0.77%	0.77%	0.81%	0.91%	1.00%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.20)%	(0.09)%	0.07%	0.05%	(0.24)%
After expense reimbursements	(0.10)%	0.03%	0.15%	0.05%	(0.22)%
Portfolio turnover	15%	15%	11%	22%	6%

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Nasdaq-100 Index Fund Institutional Shares(c)	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Period Ended August 31, 2022
Net asset value, beginning of year	$43.54	$39.44	$33.53	$27.28	$29.61
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.19	0.21	0.24	0.22	0.07
Net gain/(loss) on securities (both realized and unrealized)	11.14	7.34	8.27	6.93	(2.38)
Total from investment operations	11.33	7.55	8.51	7.15	(2.31)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.19)	(0.22)	(0.20)	(0.13)	(0.02)
Distributions from capital gains	(1.55)	(3.23)	(2.40)	(0.77)	—
Total distributions	(1.74)	(3.45)	(2.60)	(0.90)	(0.02)
Net asset value, end of year or period	$53.13	$43.54	$39.44	$33.53	$27.28

Total return	26.67%	20.22%	27.14%	27.15%	(7.80	)%(d)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$158,240	$58,147	$37,076	$5,022	$0
Ratio of expenses to average net assets:
Before expense reimbursements	0.37%	0.39%	0.38%	0.38%	0.39	%(e)
After expense reimbursements(b)	0.27%	0.27%	0.27%	0.26%	0.39	%(e),(f)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.29%	0.41%	0.53%	0.58%	0.49	%(e)
After expense reimbursements	0.40%	0.53%	0.65%	0.71%	0.49	%(e)
Portfolio turnover	15%	15%	11%	22%	6%

(a)Calculated based upon average shares outstanding.

(b)CCO Fees are not included in the expense limitation.

(c)Class commenced operations on March 7, 2022.

(d)Not Annualized.

(e)Annualized.

(f)See Note 2 for reference to expenses excluded.

Shelton Sustainable Equity Fund Investor Shares	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023		Year Ended August 31, 2022
Net asset value, beginning of year	$34.39	$32.61	$31.80	$34.99		$49.07
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.01	0.04	0.07	0.05		0.37
Net gain/(loss) on securities (both realized and unrealized)	3.27	1.80	0.80 (b)	(3.13	)(b)	(12.49	)(b)
Total from investment operations	3.28	1.84	0.87	(3.08)		(12.12)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.07)	(0.06)	(0.06)	(0.11	)(c)	(0.36)
Distributions from capital gains	—	—	—	—		(1.60)
Total distributions	(0.07)	(0.06)	(0.06)	(0.11)		(1.96)
Net asset value, end of year or period	$37.60	$34.39	$32.61	$31.80		$34.99

Total return	9.55%	5.67%	2.75%	(8.80)%		(25.52)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$58,284	$66,642	$104,187	$174,955		$279,669
Ratio of expenses to average net assets	1.27%	1.26%	1.25%	1.23%		1.16%
Ratio of net investment income/(loss) to average net assets	0.02%	0.12%	0.24%	0.15%		0.94%
Portfolio turnover	4%	21%	26%	105%		5%

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Shelton Sustainable Equity Fund Institutional Shares(d)	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Period Ended August 31, 2023
Net asset value, beginning of year	$34.58	$32.76	$31.89	$29.64
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.10	0.13	0.15	0.12
Net gain/(loss) on securities (both realized and unrealized)	3.28	1.80	0.81 (b)	2.22	(b)
Total from investment operations	3.38	1.93	0.96	2.34
LESS DISTRIBUTIONS
Dividends from net investment income	(0.15)	(0.11)	(0.09)	(0.09	)(c)
Distributions from capital gains	—	—	—	—
Total distributions	(0.15)	(0.11)	(0.09)	(0.09)
Net asset value, end of year or period	$37.81	$34.58	$32.76	$31.89

Total return	9.83%	5.93%	3.01%	7.90	%(e)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$9,132	$9,377	$9,052	$13,162
Ratio of expenses to average net assets:	1.03%	1.01%	1.00%	0.97	%(f)
Ratio of net investment income/(loss) to average net assets	0.28%	0.40%	0.49%	0.43	%(f)
Portfolio turnover	4%	21%	26%	105%

(a)Calculated based upon average shares outstanding.

(b)Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(c)$0.02 of this distribution was return of capital.

(d)Class commenced operations on October 10, 2022.

(e)Not Annualized.

(f)Annualized.

Shelton FundsNotes to Financial StatementsAugust 31, 2026

Note 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Each fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each fund is used by the investment manager to make investment decisions, and the results of the operations, as shown in the statements of operations and the financial highlights for each fund is the information utilized for the day-to-day management of the funds. Each fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated to a fund based on performance measurements. Due to the significance of oversight and their role, Shelton Capital Management (“Shelton Capital” or the “Advisor”), a California limited partnership, is deemed to be the Chief Operating Decision Maker.

The Green California Tax-Free Income Fund, U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, Nasdaq-100 Index Fund, and Shelton Sustainable Equity Fund (collectively, the “Funds”) are each a series of shares of beneficial interest of the Shelton Funds (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of no par value shares in one or more series. The Trust, originally organized as two separate Massachusetts business trusts formed by Declarations of Trust dated September 11, 1985, as subsequently amended, was reorganized into a single Delaware statutory trust after the close of trading on December 29, 2006. With the exception of the Green California Tax-Free Income Fund, which is classified as non-diversified, each Fund is classified as diversified for the purposes of the 1940 Act.

The investment objectives of the Funds are as follows: the Green California Tax-Free Income Fund seeks high current tax-free income for California residents. The U.S. Government Securities Fund seeks liquidity, safety from credit risk and as high a level of income as is consistent with these objectives. The United States Treasury Trust seeks high current income exempt from state income taxes while maintaining a stable net asset value of $1.00 per share. The S&P 500 Index Fund’s objective is to attempt to replicate the total return of the U.S. stock market as measured by the S&P 500 Composite Stock Price Index. The S&P MidCap Index Fund attempts to replicate the performance of medium-sized U.S. companies as measured by the S&P MidCap 400 Index. The S&P SmallCap Index Fund attempts to replicate the performance of small-sized U.S. companies as measured by the S&P SmallCap 600 Stock Index. The Shelton Equity Income Fund’s objective is to achieve a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities. The Nasdaq-100 Index Fund attempts to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index®. The Shelton Sustainable Equity Fund seeks to achieve long-term capital appreciation by investing in stocks in the sustainable economy, as defined in the Fund’s Prospectus. The Shelton Sustainable Equity Fund changed its name from the Shelton Green Alpha Fund effective December 20, 2022.

All Funds offer Investor Shares and Class K Shares, except Green California Tax-Free Income Fund, The United States Treasury Trust, and Shelton Sustainable Equity Fund, which do not offer Class K Shares. Effective March 7, 2022, Nasdaq-100 Index Fund also offers Institutional Shares. Effective October 10, 2022, Shelton Sustainable Equity Fund also offers Institutional Shares. Shares of each Fund represent equal proportionate interest in the assets of that Fund only, and have identical voting, dividend, redemption, liquidation and other rights. Income, expenses (other than the expenses attributable to a specific class), and realized and unrealized gains or losses on investments of the Funds are allocated proportionately to each class of shares offered based on the daily net assets, except for Rule 12b-1 distribution fees and shareholder service fees, which are charged only to K Shares and the Investor Classes of the Nasdaq-100 Index Fund and the Shelton Sustainable Equity Fund. The following is a summary of significant accounting policies followed by the Funds.

(a) Security Valuation – Equity securities listed on a national exchange are valued at the last reported sales price. Futures contracts are valued at the settle price, depending on the exchange the contract trades on, typically as of 4:15 p.m., Eastern Time. Municipal securities are valued by an independent pricing service at a price determined by a matrix pricing method. This technique generally considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. U.S. government securities for which market quotations are readily available are valued at the mean between the closing bid and asked prices provided by an independent pricing service. U.S. agency securities consisting of mortgage pass-through certificates are valued using dealer quotations provided by an independent pricing service. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. The United States Treasury Trust securities are valued at amortized cost, in accordance with procedures adopted by the Fund’s valuation designee appointed by the Board of Trustees of the Trust (the “Board”) and which the valuation designee has determined in good faith reflects the market-based net asset value per share. The Fund receives options pricing data from the Trust’s third party pricing service which uses the last traded price to quote options positions.

Securities for which market quotes are not readily available from the Trust’s third party pricing service are valued at fair value, determined in good faith and in accordance with procedures established by the Pricing Committee of the Advisor, the Funds’ valuation designee pursuant to Rule 2a-5. The Board has delegated to the valuation designee the responsibility for determining the fair value, subject to the Board oversight and the review of the pricing decisions at its quarterly meetings.

(b) Futures Contracts – Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of cash or U.S. treasury bills, as collateral, for the account of the broker (a Fund’s agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, Nasdaq-100 Index Fund, and Shelton Sustainable Equity Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts. See the Funds’ prospectus and statement of additional information for additional information regarding the risks associated with an investment in the Funds.

(c) Options – The Shelton Equity Income Fund may write call options. When an option is written, the Fund receives a premium and becomes obligated to sell the underlying security at a fixed price, upon exercise of the option. Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally cleared through a clearinghouse (such as the Options Clearing Corporation). When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, which is marked to market daily to reflect the current market value of the option written. The difference between the premium received or paid, and the market value of the option, is recorded as unrealized appreciation or depreciation. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When an option is exercised, the proceeds of the security sold are adjusted by the amount of premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund. The risk in writing a call option is that the market price of the security increases and if the option is exercised, the Fund must either purchase the security at a higher price for delivery or give up the opportunity for profit. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. See the Funds’ prospectus and statement of additional information for additional information regarding the risks associated with an investment in the Funds.

(d) Federal Income Taxes – No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders.

Shelton FundsNotes to Financial Statements (Continued)August 31, 2026

(e) Security Transactions, Investment Income and Distributions to Shareholders – Security transactions are recorded on the trade date. The specific identification method is used for determining realized gains and losses. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Distributions to shareholders are recorded on the ex-dividend date for Green California Tax-Free Income Fund, U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, Nasdaq-100 Index Fund, and Shelton Sustainable Equity Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures contracts, redemptions-in-kind and post-October capital losses. For The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The United States Treasury Trust intends to maintain a continuous net asset value per share of $1.00. If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board would consider what steps, if any, should be taken to restore net asset value per share to $1.00. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

(f) Concentration – Green California Tax-Free Income Fund invests in debt instruments of municipal issuers. The issuers’ abilities to meet their obligations may be affected by economic developments in the state of California.

The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, and Nasdaq-100 Index Fund seek to replicate the performance of their respective index. From time to time this replication may lead a Fund to concentrate in stocks of a particular sector, category or group of companies, which could cause each Fund to underperform the overall stock market. See the applicable Fund’s Portfolio of Investments for such concentrations as of year-end.

(g) Use of Estimates in Financial Statements – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

(h) Share Valuations – The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. Bond and money market funds are closed on Columbus Day (observed) and Veteran’s Day (observed). The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

(i) Accounting for Uncertainty in Income Taxes – The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2023-2025), or expected to be taken in the Fund’s 2026 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(j) Fair Value Measurements – The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation inputs of the Trust’s securities at August 31, 2026 using a fair value hierarchy:

Green California Tax-Free Income Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$—	$32,411,198	$—	$32,411,198

U.S. Government Securities Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$—	$11,354,845	$—	$11,354,845

The United States Treasury Trust	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$—	$22,808,857	$—	$22,808,857

S&P 500 Index Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$343,607,653	$2,296,280	$2,128	$345,906,061

S&P 500 Index Fund - Future Contracts Assets	Level 1(a),(d)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$30,995	$—	$—	$30,995

S&P MidCap Index Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$114,642,266	$1,098,221	$—	$115,740,487

Shelton FundsNotes to Financial Statements (Continued)August 31, 2026

S&P MidCap Index Fund - Future Contracts Liabilities	Level 1(a),(d)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$12,500	$—	$—	$12,500

S&P SmallCap Index Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$48,465,539	$499,191	$0	$48,964,730

S&P SmallCap Index Fund - Future Contracts Liabilities	Level 1(a),(d)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$9,785	$—	$—	$9,785

Shelton Equity Income Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$1,125,379,212	$33,845,167	$—	$1,159,224,379

Shelton Equity Income Fund - Written Option Liabilities	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$11,037,626	$—	$—	$11,037,626

Nasdaq-100 Index Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$2,179,702,690	$88,656,368	$—	$2,268,359,058

Nasdaq-100 Index Fund - Future Contracts Liabilities	Level 1(a),(d)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$584,930	$—	$—	$584,930

Shelton Sustainable Equity Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$66,612,491	$199,677	$—	$66,812,168

(a)It is the Funds’ policy to recognize transfers between levels on the last day of the fiscal reporting period. See following table for Level 3 reconciliation for applicable Funds.

(b)All publicly traded common stocks and exchange-traded funds held in the Funds are Level 1 securities. For a detailed break-out of equity securities by major industry classification, please refer to each Portfolio of Investments.

(c)All fixed income securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to each Portfolio of Investments.

(d)Represents unrealized appreciation/depreciation on the last day of the reporting period.

Level 3 Securities
	S&P 500 Index Fund		S&P SmallCap Index Fund
Beginning Balance	$2,128		$0	*
Net Purchases	0		—
Net Sales	—		—
Total Realized Gain/(Loss)	—		—
Change in Unrealized Appreciation (Depreciation)	—		—
Accrued Interest	—		—
Transfers into Level 3	—		—
Transfers out of Level 3	—		—
Ending Balance	$2,128	*	$0	*

*Includes rights valued at $0 as of August 31, 2025 and 2026.

Disclosures surrounding Level 3 inputs have been omitted given that the overall fair value is immaterial to the financial statements.

Shelton FundsNotes to Financial Statements (Continued)August 31, 2026

(k) Disclosure about Derivative Instruments and Hedging Activities – The Funds have adopted enhanced disclosure regarding derivative and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Information about the Funds’ use of derivatives and their impact on the financial statements is presented below.

S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, Nasdaq-100 Index Fund and Shelton Sustainable Equity Fund (collectively, the “Stock Funds”) can use futures contracts and strategies and Shelton Equity Income Fund can use option contracts and strategies for achieving the investment objectives.

Although the Stock Funds’ primary risks are associated with changes in the stock market, there are other risks associated with the Stock Funds. For the index funds, these risks generally apply to how well the Stock Funds track the index. For example, the Stock Funds invest in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund’s performance relative to the respective index will change. For the non-indexed Stock Funds, they may invest in futures contracts to the extent each Fund holds cash in the portfolio. If these futures contracts owned by each Fund do not perform well, the Stock Funds’ performance will be impacted. Refer to the Funds’ prospectus and statement of additional information for additional information regarding the risks associated with an investment in the Stock Funds.

Under normal circumstances each Stock Fund may follow a number of investment policies to achieve its objective. Losses involving futures can sometimes be substantial, in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss for the Stock Funds. In an effort to minimize this risk, the Stock Funds will not use futures for speculative purposes or as leverage. It is the Stock Funds’ policy to hold cash deposits equal to or greater than the total market value of any futures position. The value of all futures and options contracts in which the Stock Funds acquire an interest will not exceed 20% of current total assets.

As of August 31, 2026, the number of open future contracts in the S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, and Nasdaq-100 Index Fund were 6, 2, 3, and 150, respectively. The Shelton Equity Income Fund and Shelton Sustainable Equity Fund held no futures contracts as of August 31, 2026. Only the current day’s variation margin is reported as an asset or liability within the statements of assets and liabilities. Shelton Capital utilizes Wells Fargo Securities as the counterparty for futures transactions.

Fair Value of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Assets and Liabilities as of August 31, 2026:

Fund	Location	Asset Derivative – Equity Contracts	Liability Derivative – Equity Contracts
S&P 500 Index Fund	Unrealized appreciation on open futures contracts*	$30,995	$—
S&P MidCap Index Fund	Unrealized depreciation on open futures contracts*	—	12,500
S&P SmallCap Index Fund	Unrealized depreciation on open futures contracts*	—	9,785
Shelton Equity Income Fund	Written options, at value	—	11,037,626
Nasdaq-100 Index Fund	Unrealized depreciation on open futures contracts*	—	584,930

*Only variation margin, if any, is reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) on futures contracts is reported in the Fund’s Portfolio of Investments.

The Effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the Year Ended August 31, 2026:

Fund	Derivative	Amount of Realized Gain/(Loss) Recognized on Derivatives – Equity Contracts	Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives – Equity Contracts
S&P 500 Index Fund	Futures contracts	$454,195	$34,470
S&P MidCap Index Fund	Futures contracts	116,808	(4,660)
S&P SmallCap Index Fund	Futures contracts	84,853	(22,470)
Shelton Equity Income Fund	Written options contracts	21,831,431	404,460
Nasdaq-100 Index Fund	Futures contracts	7,021,727	(205,740)

Average Ending Monthly Value of Derivative Instruments During the Year Ended August 31, 2026:

Fund	Derivative	Unit of Measurement	Average Value
S&P 500 Index Fund	Futures contracts	Notional amount of contracts - long	$2,854,055
S&P MidCap Index Fund	Futures contracts	Notional amount of contracts - long	763,232
S&P SmallCap Index Fund	Futures contracts	Notional amount of contracts - long	606,181
Shelton Equity Income Fund	Written options contracts	Value of options contracts written	9,595,272
Nasdaq-100 Index Fund	Futures contracts	Notional amount of contracts - long	25,685,698

(l) Recent Accounting Pronouncements – In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which requires disaggregated disclosure of income taxes paid by jurisdiction and enhancements to the income tax rate reconciliation. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. The Funds adopted ASU 2023-09 for the fiscal year ended August 31, 2026. The Funds qualify as regulated investment companies and are not subject to federal income tax; income taxes paid by the Funds consist of foreign withholding taxes on dividends, which are reflected in the Statements of Operations. The adoption of ASU 2023-09 did not have a material impact on the Funds’ financial statements.

Shelton FundsNotes to Financial Statements (Continued)August 31, 2026

NOTE 2 - INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

Shelton Capital provides each Fund with management and administrative services pursuant to investment management and administration servicing agreements.

In accordance with the terms of the management agreement, the Advisor receives compensation at the following annual rates:

	To $100 million in net assets	$100 million to $500 million in net assets	$500 million to $1 billion in net assets	In excess of $1 billion in net assets
Green California Tax-Free Income Fund	0.50%	0.45%	0.40%	0.40%
U.S. Government Securities Fund	0.50%	0.45%	0.40%	0.40%
The United States Treasury Trust	0.50%	0.45%	0.40%	0.40%
S&P 500 Index Fund	0.25%	0.25%	0.25%	0.25%
S&P MidCap Index Fund	0.40%	0.40%	0.40%	0.40%
S&P SmallCap Index Fund	0.50%	0.50%	0.45%	0.40%
Shelton Equity Income Fund	0.50%	0.50%	0.45%	0.40%
Nasdaq-100 Index Fund	0.25%	0.25%	0.25%	0.25%
Shelton Sustainable Equity Fund	0.75%	0.75%	0.75%	0.75%

Shelton Capital has contractually agreed to reimburse expenses incurred by certain Funds to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, certain compliance costs, interest, dividend, and broker expenses relating to investment strategies, taxes, extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed the Contractual Expense Limitation noted in the table below. This additional contractual reimbursement is effective until January 1, 2027 for U.S. Government Securities Fund and Nasdaq-100 Index Fund, unless renewed and is subject to recoupment within three fiscal years following reimbursement. Recoupment is limited to the extent the reimbursement does not exceed the lesser of the expense cap at the time of waiver or the expense cap in effect at the time of recoupment, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board’s review and approval.

	Contractual Expense Limitation
Fund	Investor Shares	K Shares	Institutional Shares	Expiration
U.S. Government Securities Fund	0.75%	1.25%	N/A	1/1/27
Nasdaq-100 Index Fund	0.51%	0.76%	0.26%	1/1/27

As of August 31, 2026, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be recouped is $6,678,334. The Advisor may recapture a portion of the above amount no later than the dates as stated below.

Fund	Expires 8/31/27	Expires 8/31/28	Expires 8/31/29	Total
U.S. Government Securities Fund	$55,574	$54,982	$57,352	$167,908
Nasdaq-100 Index Fund	1,933,149	2,280,752	2,296,525	6,510,426
Total	$1,988,723	$2,335,734	$2,353,877	$6,678,334

The Advisor contractually agreed to waive and/or reimburse the Shelton Equity Income Fund’s Investor Class and Class K shares, and Nasdaq-100 Index Fund's Investor Class, Class K, and Institutional Class shares for any acquired fund fees and expenses incurred by the Funds in connection with each Fund’s investment in any exchange-traded funds advised or sub-advised by Shelton. The fee waiver and reimbursements for the Funds are effective as of August 14, 2025, and shall continue until modified or discontinued by the Board. During the year ended August 31, 2026, Shelton Equity Income Fund and Nasdaq-100 Index Fund incurred fee waivers and reimbursements of $215,433 and $13,261, respectively. These waivers and reimbursements are not subject to recapture per the agreement.

Expenses directly attributable to a Fund are charged to that Fund. Expenses attributable to more than one Fund are allocated among the respective Funds on the basis of relative net assets or other appropriate methods.

As compensation for administrative duties not covered by the management agreement, Shelton Capital receives an administration fee. The administration fee is based on assets held, in aggregate, by the Shelton Funds. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on combined assets over $1 billion. This administration fee is adjusted annually for inflation using the Consumer Price Index (rounded to the nearest $10 million) with a base year of 2004. Administration fees are disclosed on the Statements of Operations.

Certain officers and trustees of the Trust are also partners of Shelton Capital. Stephen Rogers has served as a trustee and Chairman of the Board since 1998, and President of the Trust since 1999. Mr. Rogers is also Chief Executive Officer of the Advisor. Gregory T. Pusch has served as the Chief Compliance Officer (“CCO”) of the Trust since March 2017. Mr. Pusch is also employed by Shelton Capital, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of his salary allocated to his duties as the CCO of the Trust during his employment, and Shelton Capital is reimbursed by the Trust for this portion of his salary. The level of reimbursement is reviewed and determined by the Board at least annually.

Shelton Funds have adopted a Distribution Plan (the “Plan”), as amended August 1, 2012, pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Class K Shares of each Fund of the Shelton Funds pays RFS Partners, an affiliate of the Advisor, the Funds’ distributor (the “Distributor”) for expenses that relate to the promotion and distribution of shares. Under the Plan, the Class K Shares of the Funds will pay the Distributor a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund’s Class K Shares.

Shelton Funds adopted a Shareholder Services Plan (the “Services Plan”), whereby the K Shares of each Fund and the Investor Shares of the Nasdaq-100 Index Fund and Shelton Sustainable Equity Fund pay RFS Partners, the Funds’ Distributor or other service providers, an annual rate of 0.25% of the average daily net assets of each applicable share class. Such amounts are compensation for providing certain services to clients owning each applicable class, including processing purchase and redemption transactions, assisting in other administrative details and providing other information with respect to each Fund.

Shelton FundsNotes to Financial Statements (Continued)August 31, 2026

For the year ended August 31, 2026, the following were incurred by the Class K Shares (and Investor Shares for the Nasdaq-100 Index Fund and Shelton Sustainable Equity Fund) of each Fund of the Trust:

Fund	Class K 12b-1 Fees	Class K Shareholder Service Fees	Investor Class Shareholder Service Fees
U.S. Government Securities Fund	$303	$303	$—
S&P 500 Index Fund	4,935	4,935	—
S&P MidCap Index Fund	897	897	—
S&P SmallCap Index Fund	1,162	1,162	—
Shelton Equity Income Fund	260	260	—
Nasdaq-100 Index Fund	109,487	109,487	4,990,642
Shelton Sustainable Equity Fund	—	—	155,851

Management fees, Administration fees, Expense reimbursement from the manager, CCO fees and Trustees fees incurred during the year are included in the Statements of Operations.

NOTE 3 - PURCHASES AND SALES OF SECURITIES

Purchases and proceeds from sales of securities other than short-term instruments for the year ended August 31, 2026 were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities	Purchases of U.S. Government Obligations	Proceeds from Sales of U.S. Government Obligations
Green California Tax-Free Income Fund	$18,060,755	$18,854,329	$—	$—
U.S. Government Securities Fund	—	—	3,122,176	4,799,291
S&P 500 Index Fund	9,250,451	18,912,630	—	—
S&P MidCap Index Fund	19,999,365	27,358,033	—	—
S&P SmallCap Index Fund	13,413,843	26,513,021	—	—
Shelton Equity Income Fund	864,559,172	769,161,911	—	—
Nasdaq-100 Index Fund	325,753,783	565,612,545	—	—
Shelton Sustainable Equity Fund	2,773,145	16,395,596	—	—

Affiliated Companies

As defined by the 1940 Act, an affiliated company is one in which a Fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control with the Fund. The Funds may invest in exchange-traded funds (“ETFs”) advised by Shelton Capital or its affiliates. These ETFs are considered affiliated companies of the Funds by virtue of their common investment adviser, rather than through any Fund’s ownership of the ETFs’ outstanding voting securities. The Funds do not invest in these affiliated ETFs for the purpose of exercising management or control over the ETFs.

Purchases, sales, dividend income, and net realized and unrealized gains (losses) with respect to investments in affiliated companies for the year ended August 31, 2026 are presented in the table below. Amounts shown reflect all activity for the year then ended, including for any affiliated company that was not held by a Fund as of the beginning or end of the period.

Schedule of Affiliated Investment - (% of Net Assets)

Affiliate	Affiliated Investments, at Value at 8/31/25	Purchases	Sales Proceeds		Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Affiliated Investments, at Value at 8/31/26	Shares Held at 8/31/26	Dividend Income
Shelton Equity Income Fund
Exchange-Traded Funds - (4.89%)
Shelton Equity Premium Income ETF	$—	$51,157,635	$(3,191,968	)(a)	$—	$8,401,238	$56,366,905	1,972,250	$333,525

Nasdaq-100 Index Fund
Exchange-Traded Funds - N/A
STF Tactical Growth ETF	$—	$7,504,315	$(8,487,590)		$983,275	$—	$—	—	$—
STF Tactical Growth and Income ETF	$—	$7,507,334	$(8,424,775)		$917,441	$—	$—	—	$77,507
Nasdaq-100 Index Fund total affiliated investments	$—	$15,011,649	$(16,912,365)		$1,900,716	$—	$—	—	$77,507

(a)Represents distributions received from the Shelton Equity Premium Income ETF that were characterized as a return of capital, which are recorded as a reduction of the cost basis of the investment and are excluded from dividend income. During the fiscal year ended August 31, 2026, the Shelton Equity Income Fund did not sell any shares it held in the Shelton Equity Premium Income ETF.

Shelton FundsNotes to Financial Statements (Continued)August 31, 2026

NOTE 4 - TAX CHARACTER

Tax Cost and Unrealized: For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments including derivatives on August 31, 2026 were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Green California Tax-Free Income Fund	$33,696,671	$20,814	$(1,306,288)	$(1,285,474)
U.S. Government Securities Fund	12,015,672	952	(661,776)	(660,824)
The United States Treasury Trust	22,808,857	—	—	—
S&P 500 Index Fund	94,418,673	257,762,087	(6,266,738)	251,495,349
S&P MidCap Index Fund	70,845,963	48,870,844	(3,976,315)	44,894,529
S&P SmallCap Index Fund	32,048,498	19,227,538	(2,311,308)	16,916,230
Shelton Equity Income Fund	1,088,565,973	133,898,413	(74,277,629)	59,620,784
Nasdaq-100 Index Fund	744,625,919	1,538,294,332	(14,561,191)	1,523,733,141
Shelton Sustainable Equity Fund	52,182,398	21,262,008	(6,627,386)	14,634,622

Reclassifications: Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2026, the amounts reclassified were due to differences between the book and tax character of distributions and to non-deductible expenses, and were reported as follows:

	Increase/ (Decrease) Distributable Earnings	Increase/ (Decrease) Paid-In Capital
Green California Tax-Free Income Fund	$—	$—
U.S. Government Securities Fund	—	—
The United States Treasury Trust	—	—
S&P 500 Index Fund	—	—
S&P MidCap Index Fund	—	—
S&P SmallCap Index Fund	—	—
Shelton Equity Income Fund	—	—
Nasdaq-100 Index Fund	—	—
Shelton Sustainable Equity Fund	129,798	(129,798)

Tax Basis of Distributable Earnings: The tax character of distributable earnings at August 31, 2026 was as follows:

	Distributions Payable	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Capital Gains (Losses)	Unrealized Appreciation/ (Depreciation)	Other Accumulated Gains/Losses	Total Distributable Earnings
Green California Tax-Free Income Fund	$(88,258)	$—	$—	$42,225	$(1,285,474)	$—	$(1,331,507)
U.S. Government Securities Fund	(31,696)	—	8,124	—	(660,824)	(1,065,584)	(1,749,980)
The United States Treasury Trust	(58,836)	—	53,184	—	—	—	(5,652)
S&P 500 Index Fund	—	—	210,517	8,236,177	251,495,349	—	259,942,043
S&P MidCap Index Fund	—	—	285,281	11,663,401	44,894,529	—	56,843,211
S&P SmallCap Index Fund	—	—	1,751,552	4,538,407	16,916,230	—	23,206,189
Shelton Equity Income Fund	—	—	54,407,671	2,894,967	59,620,784	(2,258,489)	114,664,933
Nasdaq-100 Index Fund	—	—	—	108,311,961	1,523,733,141	—	1,632,045,102
Shelton Sustainable Equity Fund	—	—	—	—	14,634,622	(23,520,338)	(8,885,716)

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to the realization of unrealized gains/(losses) on future contracts for tax purposes and wash sales. The other accumulated gains/losses are mainly attributable to capital loss carry forwards and straddle loss deferrals.

Capital Losses: Capital loss carry forwards, as of August 31, 2026, available to offset future capital gains, if any, are as follows:

	Green California Tax-Free Income Fund	U.S. Government Securities Fund	Shelton Sustainable Equity Fund
Long Term with No Expiration	$—	$1,052,365	$11,202,943
Short Term with No Expiration	—	13,219	12,317,395
Total	$—	$1,065,584	$23,520,338
Capital Loss Carry Forwards Utilized During the Fiscal Year Ending August 31, 2026.	8,989	—	—

Shelton FundsNotes to Financial Statements (Continued)August 31, 2026

Distributions to Shareholders: Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund.

The tax character of distributions paid during the years ended August 31, 2026 and 2025 were as follows:

Fund	Year	Ordinary Income	Nontaxable Distribution	Long-Term Capital Gains	Exempt-Interest Dividends	Total Distributions
Green California Tax-Free Income Fund	2026	$3,549	$—	$127,556	$847,035	$978,140
	2025	—	6,048	—	789,254	795,302
U.S. Government Securities Fund	2026	362,274	—	—	—	362,274
	2025	438,731	—	—	—	438,731
The United States Treasury Trust	2026	740,505	—	—	—	740,505
	2025	922,302	—	—	—	922,302
S&P 500 Index Fund	2026	2,634,960	—	8,611,687	—	11,246,647
	2025	2,913,510	—	33,700,480	—	36,613,990
S&P MidCap Index Fund	2026	1,316,986	—	4,473,796	—	5,790,782
	2025	2,485,049	—	8,553,298	—	11,038,347
S&P SmallCap Index Fund	2026	1,148,735	—	3,271,174	—	4,419,909
	2025	675,843	—	4,514,770	—	5,190,613
Shelton Equity Income Fund	2026	90,610,366	—	2,524,007	—	93,134,373
	2025	78,475,794	—	—	—	78,475,794
Nasdaq-100 Index Fund	2026	3,413,021	—	70,091,041	—	73,504,062
	2025	8,796,027	—	145,437,951	—	154,233,978
Shelton Sustainable Equity Fund	2026	159,989	—	—	—	159,989
	2025	194,088	—	—	—	194,088

NOTE 5 - SECURITIES LENDING

The Funds have entered into an agreement with State Street Bank and Trust Company (the “Lending Agent”), dated March 30, 2026 (the “Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the Funds may lend securities in their portfolios to approved brokers, dealers and financial institutions (but not individuals). The securities lending agreement requires that loans are collateralized in an amount equal to at least (i) 105% of then current market value of any loaned foreign securities, or (ii) 102% of the then current market value of any other loaned securities at the outset of the loan and at least 100%, at all times thereafter. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. Cash collateral received by the Funds for securities loaned is invested by the Lending Agent in the State Street Navigator Securities Lending Government Money Market Portfolio. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. Such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, and the risk that the investment may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities.

Amounts earned from securities lending are included in each Fund’s Statement of Operations as securities lending income.

As of August 31, 2026, there were no securities out on loan for any of the Funds.

Note 6 - Control Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumptions of control of the Fund under section 2(a)(9) of the 1940 Act. As of August 31, 2026, the shareholder listed below held of record, in an omnibus account for the benefit of its customers, more than 25% of the total shares outstanding of the Fund indicated. The Funds do not know whether any underlying beneficial owner within this omnibus account owns more than 25% of the Fund’s outstanding shares.

Fund	Shareholder of Record	Percentage of Ownership
Nasdaq-100 Index Fund	Charles Schwab & Co., for the benefit of its customers	38.09%

NOTE 7 - SUBSEQUENT EVENTS

In preparing the financial statements as of August 31, 2026, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of issuance of the financial statements.

On August 13, 2026, the Trust and Shelton Capital entered into an Amended and Restated Fund Administration Servicing Agreement (the “Amended Agreement”), which amends and restates the administration servicing agreement dated January 1, 2007, as amended and restated on January 1, 2011. Effective September 1, 2026, under the Amended Agreement, the administration fee is calculated on the combined assets of the Shelton Funds at the following annual rates: 0.10% on assets less than $880 million, 0.08% on assets between $880 million and $1.76 billion, and 0.06% on assets greater than $1.76 billion. On each anniversary of September 1, 2026, each breakpoint will be adjusted by the change in the Consumer Price Index for All Urban Consumers (CPI-U), rounded to the nearest $10 million, provided that no breakpoint will be reduced below the breakpoint in effect for the preceding period.

Management has determined that there were no other subsequent events requiring recognition or disclosure in these financial statements.

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable to the period covered by this report.

Remuneration Paid to Directors, Officers and Others

Refer to the Statements of Operations included herein.

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited)

The Investment Company Act of 1940 (the “1940 Act”) requires that the full board of trustees (the “Board”) of Shelton Funds and a majority of the Independent Trustees of the Board (the “Independent Trustees”) annually approve the continuation of:

•the Investment Advisory Agreement dated January 1, 2007, as amended, between the Shelton Funds, on behalf of the funds listed below, and CCM Partners d/b/a Shelton Capital Management (“SCM” or “Shelton Capital”) (the “Shelton Advisory Agreement (Main)”);

•Green California Tax Free Income Fund;

•Nasdaq-100 Index Fund;

•S&P 500 Index Fund;

•S&P MidCap Index Fund;

•S&P SmallCap Index Fund;

•Shelton Equity Income Fund;

•U.S. Government Securities Fund; and

•The United States Treasury Trust;

and

•the Investment Advisory Agreement, effective as of March 8, 2013, between Shelton Funds, on behalf of the Shelton Sustainable Equity Fund, and SCM (together with the Shelton Advisory Agreement (Main), the “Shelton Funds Advisory Agreements”).

At a meeting held on March 5-6, 2026 (the “Meeting”), the Board, including a majority of the Independent Trustees, considered and approved the continuation of each Shelton Funds Advisory Agreement for the maximum period allowed under the 1940 Act.

Prior to the Meeting, the Independent Trustees requested information from SCM and third-party sources. This information, together with other information provided by SCM, and the information provided to the Independent Trustees throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations, as summarized below. In addition to the information identified above, other material factors and conclusions that formed the basis for the Board’s subsequent approval are described below.

Information Received

Materials Received. During the course of each year, the Independent Trustees receive a wide variety of materials relating to the services provided by Shelton Capital, including reports on each applicable Fund’s investment results; portfolio composition; third party fund rankings; investment strategy; portfolio trading practices; shareholder services; compliance; and other information relating to the nature, extent and quality of services provided by Shelton Capital to the Funds. In addition, the Board requests and reviews supplementary information that includes materials regarding each Fund’s investment results, advisory fee and expense comparisons, the costs of operating the Funds and financial and profitability information regarding Shelton Capital, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to each Fund.

Review Process. The Board received assistance and advice regarding legal and industry standards from independent legal counsel to the Independent Trustees and fund counsel. The Board discussed the renewal of the Shelton Funds Advisory Agreements with Shelton Capital representatives, and in a private session with independent legal counsel at which representatives of Shelton Capital were not present. In deciding to approve the renewal of the Shelton Funds Advisory Agreements, the Board, including a majority of the Independent Trustees considered the total mix of information requested by and made available to them and did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

Nature, Extent and Quality of Services

SCM, its personnel and its resources. The Board considered the depth and quality of Shelton Capital’s investment management process; the experience, capability and integrity of its senior management and other personnel; operating performance; and the overall financial strength and stability of its organization. The Board also considered that Shelton Capital made available to its investment professionals a variety of resources relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered Shelton Capital’s continuing need to attract and retain qualified personnel and determined that Shelton Capital was adequately managing matters related to the Funds.

Other Services. The Board considered, in connection with the performance of its investment management services to the Funds: Shelton Capital’s policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; Shelton Capital’s efforts to keep the Trustees informed; and its attention to matters that may involve conflicts of interest with the Funds. The Board also considered the nature, extent, quality and cost of certain non-investment related administrative services provided by Shelton Capital to the Funds under the administration servicing agreement.

The Board concluded that Shelton Capital had the quality and depth of personnel and investment methods necessary to performing its duties under the Shelton Funds Advisory Agreements, and that the nature, extent and overall quality of such services provided by Shelton Capital were satisfactory and reliable.

Investment Performance

The Board considered each Fund’s investment results in comparison to its stated investment objectives. The Trustees also reviewed performance rankings for each Fund as provided by an independent third-party service provider. In assessing performance of the Index Funds, the Trustees took into consideration the fact that Fund performance is expected to mirror the appropriate benchmarks as closely as possible given certain practical constraints imposed by the 1940 Act, the Fund’s investment restrictions, the Fund’s size, and similar factors. The Trustees also considered supplemental peer category performance information provided by the Adviser. Among the factors considered in this regard, were the following for the Investor Class of each Fund for the 1-year, 3-year, 5-year, and 10-year periods ended December 31, 2025:

•For the Green California Tax-Free Income Fund, it was noted that the Fund was in the lowest performing quartile over the 1-year, 3-year, 5-year, and 10-year periods.

•For the Nasdaq-100 Index Fund, it was noted that the performance of the Fund was in the highest performing quartile relative to its peer category over the 1-year, 3-year, 5-year, and 10-year periods.

•For the S&P 500 Index Fund, it was noted that the performance of the Fund relative to its peer category was in second highest performing quartile over the 1-year, 3-year, 5-year, and 10-year periods.

•For the S&P MidCap Index Fund, it was noted that the performance of the Fund relative to its peer category was in the second lowest performing quartile for the 1-year, 3-year, 5-year, and 10-year periods.

•For the S&P SmallCap Index Fund, it was noted that the performance of the Fund relative to its peer category was in the second lowest performing quartile over the 1-, 5-, and 10-year periods, and in the lowest quartile over the 3-year period.

•For the Shelton Sustainable Equity Fund, it was noted that the performance of the Fund relative to its peer category was in the second highest performing • quartile over the 1-year period, in the second lowest performing quartile over the 10-year period, and in the lowest performing quartile over the 3-year and 5-year periods.

•For the Shelton Equity Income Fund, it was noted that the performance of the Fund relative to its peer category was in the highest performing quartile over the 5-year and 10-year periods, in the second highest performing quartile over the 3-year period, and in the second lowest performing quartile for over the 1-year period.

•For The United States Treasury Trust, it was noted that, while still positive, the Fund’s total return decreased during the 1-year period ended December 31, 2025 relative to the Fund’s total return for the 1-year period ended December 31, 2024.

•For the U.S. Government Securities Fund, it was noted that the performance of the Fund relative to its peer category was in the highest performing quartile over the 3-year, 5-year, and 10-year periods and in the second lowest performing quartile over the 1-year period.

The Board ultimately concluded that Shelton Capital’s performance records in managing the Funds was satisfactory, and in some cases excellent, supporting the determination that Shelton Capital’s continued management under the Shelton Funds Advisory Agreements would be consistent with the best interests of each Fund and its shareholders.

Management Fees and Total Annual Operating Expense Ratios

The Board reviewed the management fees and total operating expenses of each Fund and compared such amounts with the management fees and total operating expenses of other funds in the industry that are found within the same style category as defined by a third-party independent service provider. The Board considered the asset size, advisory fees, and total fees and expenses of each Fund in comparison to the asset size, advisory fees, and total fees and expenses of other funds in each Fund’s relevant category. The Trustees considered both the gross advisory fee rates, as well as the effective advisory rates charged by Shelton Capital after taking into consideration the expense limitation arrangements on certain Funds.

The Board noted that except for the U.S. Government Securities Fund, the Green California Tax-Free Income Fund, and The United States Treasury Trust which were higher than their respective peer category medians, and the Shelton Sustainable Equity Fund, which was equal to its peer category median, the maximum management fee charged to each Fund was generally lower than the Funds’ respective peer category medians.

The Board also observed that each Fund’s total annual operating expense ratios, after taking into account the expense limitations and waivers applicable to certain Funds, were generally higher than the category median for other comparable funds, with the exception of each class of the Nasdaq-100 Fund, the Institutional Class of the Shelton Sustainable Equity Fund, and the Investor Classes of the Shelton Equity Income Fund, SmallCap Index Fund, MidCap Index Fund, and S&P 500 Index Fund, which were below their respective category medians for comparable funds.

Comparable Accounts

The Board noted certain information provided by Shelton Capital regarding fees charged to other clients utilizing a strategy similar to that employed by an applicable Fund. The Board determined that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to Shelton Capital’s other clients employing a comparable strategy to each Fund was not indicative of any unreasonableness with respect to the advisory fee payable by such Fund.

Cost Structure, Level of Profits, Economies of Scale and Ancillary Benefits

The Board reviewed information regarding Shelton Capital’s costs of providing services to the applicable Funds. The Board also reviewed the resulting level of profits to Shelton Capital, including the cost allocation methodologies used to calculate such profits. The Independent Trustees received financial and other information from Shelton Capital.

The Board noted its intention to continue to monitor assets under management, and the resulting impact on Shelton Capital’s profitability, in order to ensure that it has sufficient resources to continue to provide the services that shareholders in the Funds require. The Board further considered that breakpoints in the advisory fee structure of certain Funds provide for reductions in the level of fees charged by Shelton Capital to such Fund as Fund assets increase, reflecting the fact that economies of scale in the cost of operations will be shared with such Fund’s shareholders. The Trustees also noted that currently, Shelton Capital has contractually agreed to limit its advisory fees on certain Funds so that those Funds do not exceed their respective specified operating expense limitations and may extend those limits in the future.

The Board also considered whether Shelton Capital receives any material indirect benefits from managing the Funds, noting the soft dollars benefits accrued to Shelton Capital.

Based on the foregoing, together with the other information provided to it at the Meeting and throughout the year, the Board concluded that each applicable Fund’s cost structure and level of profits for Shelton Capital were reasonable and that economies of scale and material indirect benefits to Shelton Capital, to the extent present with respect to a Fund, were of value to the Fund.

Conclusions

The Board indicated that the information presented and the discussion of the information were adequate for making a determination regarding the renewal of each Shelton Funds Advisory Agreement. During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to each Shelton Funds Advisory Agreement, the Board had received sufficient information to renew and approve the applicable Shelton Funds Advisory Agreement.

Based on their review, including but not limited to their consideration of each of the factors referred to above, the Board concluded that each Shelton Funds Advisory Agreement, taking into account the separate administration fees, is and would be fair and reasonable to each Fund and its shareholders, that each Fund’s shareholders received or should receive reasonable value in return for the advisory fees and other amounts paid to Shelton Capital by the Funds and that the renewal of each Shelton Funds Advisory Agreement was in the best interests of each Fund and its shareholders.

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (Continued)

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Shelton Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Shelton Funds, comprising Green California Tax-Free Income Fund, U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, Nasdaq-100 Index Fund, and Shelton Sustainable Equity Fund (the “Funds”), as of August 31, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2026, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2021.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 30, 2026

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included as part of the report to stockholders filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

No changes have occurred.

Item 16. Controls and Procedures.

(a)	Based on an evaluation of the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), the Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Fund’s internal control over financial reporting that occurred during the Fund’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics is filed as Exhibit 19(a)(1) to this Form N-CSR.

(a)(2)	Not applicable

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed herewith as Exhibit 99.CERT.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act are filed herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHELTON FUNDS

By:	/s/ Stephen C. Rogers
Stephen C. Rogers
President (Principal Executive Officer)

Date:	November 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen C. Rogers
Stephen C. Rogers
President (Principal Executive Officer)

Date:	November 9, 2026

By:	/s/ Derek Izuel
Derek Izuel
Treasurer (Principal Financial Officer)

Date:	November 9, 2026